UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-14363
File No. 811-05162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/

	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	99	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/

	Amendment No.	99

(Check appropriate box or boxes)

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA			19106-2354
(Address of Principal Executive Offices)			(Zip Code)

Registrant’s Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jonathan M. Kopcsik, Esq.

Taylor Brody, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600, Philadelphia, PA 19103

(215) 564-8099

(215) 564-8071

Approximate Date of Proposed Public Offering:			May 1, 2023

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on May 1, 2023 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 99 to Registration File No. 033-14363 includes the following:

1.	Facing Page
2.	Contents Page
3.	Part A – Prospectuses (6)
4.	Part B – Statements of Additional Information (2)
5.	Part C – Other Information
6.	Signatures
7.	Exhibits

Prospectus

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

Standard Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP® Emerging Markets Series	1
How we manage the Series	5
Our principal investment strategies	5
The securities in which the Series typically invests	5
Other investment strategies	8
The risks of investing in the Series	8
Disclosure of portfolio holdings information	13
Who manages the Series	14
Investment manager	14
Sub-advisor	14
Portfolio manager	14
Manager of managers structure	14
Who's who	15
Important information about the Series	16
Share classes	16
Salesperson and life insurance company compensation	16
Purchase and redemption of shares	16
Payments to intermediaries	16
Calculating share price	17
Fair valuation	17
Frequent trading of Series shares (market timing and disruptive trading)	17
Dividends, distributions, and taxes	19
Certain management considerations	19
Financial highlights	20

Series summary

Delaware VIP® Emerging Markets Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Emerging Markets Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	1.24%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual series operating expenses	1.41%
Fee waivers	(0.23%)(1)
Total annual series operating expenses after fee waivers	1.18%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$120
3 years	$424
5 years	$749
10 years	$1,671

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 2% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Series investing over 25% in any one country. The Series may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People's Republic of China, Republic of Korea, Taiwan, and India, among other countries.  As a result, the Series' investments in the region may be particularly susceptible to risks in that region.

1

Series summary

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a series than if the series were more geographically diversified, which could result in greater volatility in the series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

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Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Emerging Markets Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com /vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	10.14%	-8.06%	-14.51%	13.93%	40.55%	-15.81%	22.63%	25.09%	-2.84%	-27.58%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.85% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.33% for the quarter ended March 31, 2020.

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Series summary

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Delaware VIP® Emerging Markets Series — Standard Class	-27.58%	-1.90%	2.34%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	-20.09%	-1.40%	1.44%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	-19.74%	-1.03%	1.81%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Series
Liu-Er Chen, CFA	Managing Director, Chief Investment Officer — Emerging Markets and Healthcare	September 2006

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

How we manage the Series

Our principal investment strategies

The Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency. The Series invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager's intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series' statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series uses them: The Series will generally invest in common or ordinary stocks, some of which may be dividend-paying stocks.

Foreign securities

Foreign securities are securities of issuers which are classified by index providers, or by the investment manager applying internally consistent guidelines, as being assigned to countries outside the United States. Investments in foreign securities include investments in American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs). ADRs are receipts issued by a depositary (usually a US bank) and EDRs and GDRs are receipts issued by a depositary outside of the US (usually a non-US bank or trust company or a foreign branch of a US bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or US issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security. “China A shares” are shares of companies based in Mainland China that trade in Renminbi only on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. “Bond Connect” allows foreign investors to invest in China Interbank bonds traded on the China Interbank Bond Market. Investing in Chinese securities presents various risks including relatively volatile local markets, a volatile currency, potentially lower liquidity and greater government intervention.

How the Series uses them: The Series may invest in foreign securities directly or indirectly through ADRs, EDRs, and GDRs. The Series may also invest in China A shares.

Determinations to purchase depositary receipts will be based on relevant factor(s) in the Manager's sole discretion.

5

How we manage the Series

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series uses them: Although the Manager values the Series' assets daily in terms of US dollars, it does not intend to convert the Series' holdings of foreign currencies into US dollars on a daily basis. The Series is permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of portfolio transactions and to minimize currency fluctuations. The Manager may conduct the Series' foreign currency transactions on a cash basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency contract. The Series will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Manager may also enter into forward contracts for the Series if it has agreed to sell a security and wants to “lock in” the price of that security, in terms of US dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of US dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Series may be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Manager will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' securities or other assets denominated in that currency.

At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Series may realize gains or losses from currency transactions.

The Series will not use forward contracts for speculative purposes. If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risks.

Preferred stock

Preferred stock is a class of stock that pays dividends before common stock dividend payments are made and may be convertible to common stock.

How the Series uses them: The Series may invest in preferred stocks.

Investment company securities

In some countries, investments by US mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

How the Series uses them: The Series may hold investment company securities if the Manager believes that the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Series' shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid investments.

6

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: Under normal circumstances, the Series may invest up to 10% of its net assets in REITs.

Equity linked securities

Equity linked securities are privately issued derivatives securities that have a return component based on the performance of a single security, a basket of securities, or an index.

How the Series uses them: The Series may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to the Series' limitation on illiquid investments. The Manager will evaluate whether a particular equity linked security is a foreign security based on all the facts and circumstances including, but not limited to, the jurisdiction of the counterparty issuing the equity linked security and the location of the exchange on which the equity linked security or the underlying security trades, if applicable. In some instances, investments in equity linked securities may also be subject to the Series' limitation on investments in investment companies.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Series uses them: If the Series has stocks that have unrealized gains, the Manager may want to protect those gains when it anticipates adverse conditions. The Manager might use options or futures to seek to neutralize the effect of any anticipated price declines, without selling the security. The Manager may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Series had excess cash that the Manager wanted to invest quickly.

The Series may use call options if the Manager believes that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

7

How we manage the Series

Other non-principal investment strategies

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series may borrow money from banks to purchase investments for the Series, which is a form of leverage. If the Series borrows money to purchase securities and the Series' investments decrease in value, the Series' losses will be greater than if the Series did not borrow money for investment purposes. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be distributed to shareholders as ordinary income.

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series' securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis

The Series may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series' investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Convertible securities risk

Convertible securities risk is the risk that a series may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a series' ability to dispose of a security, in addition to difficulty valuing convertible securities.

How the Series strives to manage it: The Series may invest in convertible securities. The Manager will attempt to reduce this risk by investing in a broad range of equity securities and in convertible securities that the Manager considers to be liquid.

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Industry, sector, and security risks

Industry and sector risks are the risks that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Series strives to manage them: The Series typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

As a result of the military action by Russia in Ukraine, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region's economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series' performance.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: Striving to manage this risk for the Series, the Manager carefully screens securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer. However, there is no way to eliminate emerging markets risk when investing internationally in emerging markets. The Manager cannot eliminate emerging markets risk and consequently encourages shareholders to invest in the Series only if they have a long-term time horizon, over which the potential of individual securities is more likely to be realized.

Geographic focus risk

Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

How the Series strives to manage it: The Manager will attempt to reduce this risk by diversifying portfolios by country and sector.

Asia-Pacific region risk

Investments in companies located or operating in the Asia-Pacific region (which consists of Hong Kong, the People's Republic of China, Republic of Korea, Taiwan and India, among other countries) may involve risks and considerations not typically associated with investments in the U.S. and other Western nations. These risks include, among others: the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work and practices of PCAOB-registered public accounting firms in China; the use of variable interest equity (“VIE”) organizational structures; political, legal and regulatory uncertainty; differing shareholder rights based on company structure and/or location of operations; or the institution of additional tariffs, prohibitions or other trade barriers (or the threat thereof) as a result of trade tensions between China and the United States.

How the Series strives to manage it: The Manager evaluates the political situations in the Asia-Pacific region and takes into account any potential risks before it selects securities for the Series. However, there is no way to eliminate risk when investing in China-based issuers or in the Asia-Pacific region.

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How we manage the Series

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Series strives to manage it: The Manager evaluates the political situations in the countries where the Series invests and takes into account any potential risks before it selects securities for the Series. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk

Currency risk is the risk that the value of a series' investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Series strives to manage it: The Manager may try to hedge the Series' currency risk by purchasing forward foreign currency contracts. If the Series agrees to purchase or sell foreign securities at a preset price on a future date, the Manager may attempt to protect the value of a security the Series owns from future changes in currency exchange rates. If the Manager has agreed to purchase or sell a security for the Series, the Manager may also use forward foreign currency contracts to “lock in” the security's price in terms of US dollars or another applicable currency. The Series may use forward foreign currency contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than US companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

How the Series strives to manage it: The Manager conducts fundamental research on the companies that the Series invests in rather than relying solely on information available through financial reporting.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than US markets.

How the Series strives to manage it: The Manager will attempt to reduce this risk by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: To the extent the Series invests in small companies, it is subject to this risk. The Manager attempts to reduce this risk by diversifying investments.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Series strives to manage it: The Manager strives to monitor transaction costs and to choose an efficient trading strategy for the Series.

Preferred stock risk

Preferred stock risk is the risk that preferred stocks may be subordinated to bonds in terms of rights to their share of the company's assets, may be less liquid than many other securities, and generally offer no voting rights with respect to the issuer.  Preferred stocks may also be adversely affected by interest rates and may be callable by the issuer.

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How the Series strives to manage it: The Series may invest in preferred stocks. The Manager will attempt to reduce this risk by investing in a broad range of equity securities.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: To the extent the Series invests in REITs, it is subject to the risks associated with the real estate industry.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income. To the extent the Series invests in equity-linked securities, the Series will be subject to derivatives risk.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Leveraging risk

Leveraging risk is the risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

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How we manage the Series

How the Series strives to manage it: The Series will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the exposure created by these transactions.

Limited number of stocks risk

Limited number of stocks risk is the possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other series.

How the Series strives to manage it: The Series maintains a diversified portfolio representing a number of different industries, which helps to minimize the impact that any one security or industry could have on the Series if it were to experience a period of slow or declining growth.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio manager believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio manager does not try to predict overall market movements, but the portfolio manager does note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Manager limits the percentage of the Series' assets that can be invested in illiquid investments.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to

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address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.  For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 1.03% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisor

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

A discussion of the basis for the Board's approval of the Series' sub-advisory contract is available in the Series' annual report to shareholders for the period ended December 31, 2022.

Portfolio manager

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Series.

Liu-Er Chen, CFA Managing Director, Chief Investment Officer — Emerging Markets and Healthcare
Liu-Er Chen heads the firm's global Emerging Markets team, and he is also the Portfolio Manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Macquarie Asset Management (MAM) in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund's sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China, and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

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The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series' assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

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Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. A “Business Day” is any day that the NYSE is open for business. We reserve the right to reject any purchase order.

We determine the NAV per share for the Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing the Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series' shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series considers short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

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Important information about the Series

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy at any time without notice, including modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series' market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series' performance, if, for example, the Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided

18

that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware VIP® Emerging Markets Series

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Standard Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$28.37	$29.42	$24.27	$20.36	$25.06
Income (loss) from investment operations
Net investment income[1]	0.35	1.00	0.10	0.19	0.16
Net realized and unrealized gain (loss)	(8.06)	(1.81)	5.65	4.35	(3.98)
Total from investment operations	(7.71)	(0.81)	5.75	4.54	(3.82)
Less dividends and distributions from:
Net investment income	(0.96)	(0.10)	(0.18)	(0.15)	(0.80)
Net realized gain	—	(0.14)	(0.42)	(0.48)	(0.08)
Total dividends and distributions	(0.96)	(0.24)	(0.60)	(0.63)	(0.88)
Net asset value, end of period	$19.70	$28.37	$29.42	$24.27	$20.36
Total return[2]	(27.58%) [3]	(2.84%) [3]	25.09% [3]	22.63% [3]	(15.81% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,244	$377,296	$339,348	$328,524	$236,592
Ratio of expenses to average net assets[4]	1.20%	1.25%	1.28%	1.30%	1.34%
Ratio of expenses to average net assets prior to fees waived[4]	1.41%	1.34%	1.36%	1.34%	1.34%
Ratio of net investment income to average net assets	1.59%	3.34%	0.44%	0.86%	0.71%
Ratio of net investment income to average net assets prior to fees waived	1.38%	3.25%	0.36%	0.82%	0.71%
Portfolio turnover	2%	2%	3%	20%	11%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[3]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.

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How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-VEMST 4/23

Prospectus

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

Service Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP® Emerging Markets Series	1
How we manage the Series	5
Our principal investment strategies	5
The securities in which the Series typically invests	5
Other investment strategies	8
The risks of investing in the Series	8
Disclosure of portfolio holdings information	13
Who manages the Series	14
Investment manager	14
Sub-advisor	14
Portfolio manager	14
Manager of managers structure	14
Who's who	15
Important information about the Series	16
Share classes	16
Salesperson and life insurance company compensation	16
Purchase and redemption of shares	16
Payments to intermediaries	16
Calculating share price	17
Fair valuation	17
Frequent trading of Series shares (market timing and disruptive trading)	18
Dividends, distributions, and taxes	19
Certain management considerations	19
Financial highlights	21

Series summary

Delaware VIP® Emerging Markets Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Emerging Markets Series seeks long-term capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	1.24%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.17%
Total annual series operating expenses	1.71%
Fee waivers	(0.23%)(1)
Total annual series operating expenses after fee waivers	1.48%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.18% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$151
3 years	$516
5 years	$907
10 years	$2,000

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 2% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, South America, and Africa. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Series may invest in companies of any size and may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series will primarily invest in countries included in the MSCI Emerging Markets Index. Benchmark weightings may result in the Series investing over 25% in any one country. The Series may invest significantly in the Asia-Pacific region, which consists of Hong Kong, the People's Republic of China, Republic of Korea, Taiwan, and India, among other countries.  As a result, the Series' investments in the region may be particularly susceptible to risks in that region.

1

Series summary

Although the Series invests primarily in companies from countries considered to be emerging, the Series will also invest in companies that are not in emerging countries: (1) if the Manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the Manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the Manager believes there is the potential for significant benefit to the Series.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager’s intrinsic value estimate for that security.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries. Adverse events in any one country within the Asia-Pacific region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on a series than if the series were more geographically diversified, which could result in greater volatility in the series’ net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

2

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Emerging Markets Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com /vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Service Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	9.86%	-8.26%	-14.77%	13.68%	40.22%	-16.03%	22.25%	24.69%	-3.13%	-27.81%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.75% for the quarter ended June 30, 2020, and its lowest quarterly return was -26.40% for the quarter ended March 31, 2020.

3

Series summary

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Delaware VIP® Emerging Markets Series — Service Class	-27.81%	-2.19%	2.06%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	-20.09%	-1.40%	1.44%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	-19.74%	-1.03%	1.81%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Series
Liu-Er Chen, CFA	Managing Director, Chief Investment Officer — Emerging Markets and Healthcare	September 2006

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

How we manage the Series

Our principal investment strategies

The Series seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency. The Series invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Series seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Series invests in securities of companies with sustainable franchises when they are trading at a discount to the portfolio manager's intrinsic value estimate for that security.

The Series defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company's source of competitive advantage and the ability of its management to maximize its return potential. The Series prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series' statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series uses them: The Series will generally invest in common or ordinary stocks, some of which may be dividend-paying stocks.

Foreign securities

Foreign securities are securities of issuers which are classified by index providers, or by the investment manager applying internally consistent guidelines, as being assigned to countries outside the United States. Investments in foreign securities include investments in American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs). ADRs are receipts issued by a depositary (usually a US bank) and EDRs and GDRs are receipts issued by a depositary outside of the US (usually a non-US bank or trust company or a foreign branch of a US bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or US issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security. “China A shares” are shares of companies based in Mainland China that trade in Renminbi only on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. “Bond Connect” allows foreign investors to invest in China Interbank bonds traded on the China Interbank Bond Market. Investing in Chinese securities presents various risks including relatively volatile local markets, a volatile currency, potentially lower liquidity and greater government intervention.

How the Series uses them: The Series may invest in foreign securities directly or indirectly through ADRs, EDRs, and GDRs. The Series may also invest in China A shares.

Determinations to purchase depositary receipts will be based on relevant factor(s) in the Manager's sole discretion.

5

How we manage the Series

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series uses them: Although the Manager values the Series' assets daily in terms of US dollars, it does not intend to convert the Series' holdings of foreign currencies into US dollars on a daily basis. The Series is permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of portfolio transactions and to minimize currency fluctuations. The Manager may conduct the Series' foreign currency transactions on a cash basis at the spot rate prevailing in the foreign currency exchange market or through a forward foreign currency contract. The Series will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

The Manager may also enter into forward contracts for the Series if it has agreed to sell a security and wants to “lock in” the price of that security, in terms of US dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of US dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Series may be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Manager will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' securities or other assets denominated in that currency.

At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Series may realize gains or losses from currency transactions.

The Series will not use forward contracts for speculative purposes. If and when the Series invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Series will be subject to special risks, including counterparty risks.

Preferred stock

Preferred stock is a class of stock that pays dividends before common stock dividend payments are made and may be convertible to common stock.

How the Series uses them: The Series may invest in preferred stocks.

Investment company securities

In some countries, investments by US mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

How the Series uses them: The Series may hold investment company securities if the Manager believes that the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Series' shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid investments.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: Under normal circumstances, the Series may invest up to 10% of its net assets in REITs.

Equity linked securities

Equity linked securities are privately issued derivatives securities that have a return component based on the performance of a single security, a basket of securities, or an index.

How the Series uses them: The Series may invest up to 10% of its net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to the Series' limitation on illiquid investments. The Manager will evaluate whether a particular equity linked security is a foreign security based on all the facts and circumstances including, but not limited to, the jurisdiction of the counterparty issuing the equity linked security and the location of the exchange on which the equity linked security or the underlying security trades, if applicable. In some instances, investments in equity linked securities may also be subject to the Series' limitation on investments in investment companies.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Series uses them: If the Series has stocks that have unrealized gains, the Manager may want to protect those gains when it anticipates adverse conditions. The Manager might use options or futures to seek to neutralize the effect of any anticipated price declines, without selling the security. The Manager may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Series had excess cash that the Manager wanted to invest quickly.

The Series may use call options if the Manager believes that doing so would help the Series to meet its investment objective.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

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How we manage the Series

Other non-principal investment strategies

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series may borrow money from banks to purchase investments for the Series, which is a form of leverage. If the Series borrows money to purchase securities and the Series' investments decrease in value, the Series' losses will be greater than if the Series did not borrow money for investment purposes. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be distributed to shareholders as ordinary income.

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series' securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis

The Series may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series' investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Convertible securities risk

Convertible securities risk is the risk that a series may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a series' ability to dispose of a security, in addition to difficulty valuing convertible securities.

How the Series strives to manage it: The Series may invest in convertible securities. The Manager will attempt to reduce this risk by investing in a broad range of equity securities and in convertible securities that the Manager considers to be liquid.

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Industry, sector, and security risks

Industry and sector risks are the risks that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Series strives to manage them: The Series typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

As a result of the military action by Russia in Ukraine, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region's economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series' performance.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: Striving to manage this risk for the Series, the Manager carefully screens securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer. However, there is no way to eliminate emerging markets risk when investing internationally in emerging markets. The Manager cannot eliminate emerging markets risk and consequently encourages shareholders to invest in the Series only if they have a long-term time horizon, over which the potential of individual securities is more likely to be realized.

Geographic focus risk

Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

How the Series strives to manage it: The Manager will attempt to reduce this risk by diversifying portfolios by country and sector.

Asia-Pacific region risk

Investments in companies located or operating in the Asia-Pacific region (which consists of Hong Kong, the People's Republic of China, Republic of Korea, Taiwan and India, among other countries) may involve risks and considerations not typically associated with investments in the U.S. and other Western nations. These risks include, among others: the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work and practices of PCAOB-registered public accounting firms in China; the use of variable interest equity (“VIE”) organizational structures; political, legal and regulatory uncertainty; differing shareholder rights based on company structure and/or location of operations; or the institution of additional tariffs, prohibitions or other trade barriers (or the threat thereof) as a result of trade tensions between China and the United States.

How the Series strives to manage it: The Manager evaluates the political situations in the Asia-Pacific region and takes into account any potential risks before it selects securities for the Series. However, there is no way to eliminate risk when investing in China-based issuers or in the Asia-Pacific region.

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How we manage the Series

Political risk

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

How the Series strives to manage it: The Manager evaluates the political situations in the countries where the Series invests and takes into account any potential risks before it selects securities for the Series. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk

Currency risk is the risk that the value of a series' investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Series strives to manage it: The Manager may try to hedge the Series' currency risk by purchasing forward foreign currency contracts. If the Series agrees to purchase or sell foreign securities at a preset price on a future date, the Manager may attempt to protect the value of a security the Series owns from future changes in currency exchange rates. If the Manager has agreed to purchase or sell a security for the Series, the Manager may also use forward foreign currency contracts to “lock in” the security's price in terms of US dollars or another applicable currency. The Series may use forward foreign currency contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such a strategy will be successful. Hedging is typically less practical in emerging markets.

Information risk

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than US companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the United States.

How the Series strives to manage it: The Manager conducts fundamental research on the companies that the Series invests in rather than relying solely on information available through financial reporting.

Inefficient market risk

Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than US markets.

How the Series strives to manage it: The Manager will attempt to reduce this risk by investing in a number of different countries, noting trends in the economy, industries, and financial markets.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: To the extent the Series invests in small companies, it is subject to this risk. The Manager attempts to reduce this risk by diversifying investments.

Transaction costs risk

Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

How the Series strives to manage it: The Manager strives to monitor transaction costs and to choose an efficient trading strategy for the Series.

Preferred stock risk

Preferred stock risk is the risk that preferred stocks may be subordinated to bonds in terms of rights to their share of the company's assets, may be less liquid than many other securities, and generally offer no voting rights with respect to the issuer.  Preferred stocks may also be adversely affected by interest rates and may be callable by the issuer.

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How the Series strives to manage it: The Series may invest in preferred stocks. The Manager will attempt to reduce this risk by investing in a broad range of equity securities.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: To the extent the Series invests in REITs, it is subject to the risks associated with the real estate industry.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income. To the extent the Series invests in equity-linked securities, the Series will be subject to derivatives risk.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Leveraging risk

Leveraging risk is the risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

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How we manage the Series

How the Series strives to manage it: The Series will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the exposure created by these transactions.

Limited number of stocks risk

Limited number of stocks risk is the possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other series.

How the Series strives to manage it: The Series maintains a diversified portfolio representing a number of different industries, which helps to minimize the impact that any one security or industry could have on the Series if it were to experience a period of slow or declining growth.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio manager believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio manager does not try to predict overall market movements, but the portfolio manager does note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Manager limits the percentage of the Series' assets that can be invested in illiquid investments.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to

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address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.  For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 1.03% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisor

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

A discussion of the basis for the Board's approval of the Series' sub-advisory contract is available in the Series' annual report to shareholders for the period ended December 31, 2022.

Portfolio manager

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Series.

Liu-Er Chen, CFA Managing Director, Chief Investment Officer — Emerging Markets and Healthcare
Liu-Er Chen heads the firm's global Emerging Markets team, and he is also the Portfolio Manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Macquarie Asset Management (MAM) in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund's sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China, and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

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The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series' assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution and service fees of up to 0.30% per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the Rule 12b-1 fees are paid out of Service Class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class
Commission (%)	—
Maximum 12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other

16

investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. A “Business Day” is any day that the NYSE is open for business. We reserve the right to reject any purchase order.

We determine the NAV per share for the Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing the Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

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Important information about the Series

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series' shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series considers short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy at any time without notice, including modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series' market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series' performance, if, for example, the Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by

18

multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible

19

Important information about the Series

to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware VIP® Emerging Markets Series

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

	Year ended
Service Class shares	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$28.25	$29.31	$24.17	$20.28	$24.97
Income (loss) from investment operations
Net investment income[1]	0.28	0.90	0.03	0.12	0.10
Net realized and unrealized gain (loss)	(8.03)	(1.80)	5.64	4.34	(3.97)
Total from investment operations	(7.75)	(0.90)	5.67	4.46	(3.87)
Less dividends and distributions from:
Net investment income	(0.87)	(0.02)	(0.11)	(0.09)	(0.74)
Net realized gain	—	(0.14)	(0.42)	(0.48)	(0.08)
Total dividends and distributions	(0.87)	(0.16)	(0.53)	(0.57)	(0.82)
Net asset value, end of period	$19.63	$28.25	$29.31	$24.17	$20.28
Total return[2]	(27.81% )	(3.13% )	24.69%	22.25%	(16.03% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,936	$360,332	$379,331	$358,165	$323,530
Ratio of expenses to average net assets[3]	1.50%	1.55%	1.58%	1.60%	1.62%
Ratio of expenses to average net assets prior to fees waived[3]	1.71%	1.64%	1.66%	1.64%	1.64%
Ratio of net investment income to average net assets	1.29%	3.04%	0.14%	0.56%	0.43%
Ratio of net investment income to average net assets prior to fees waived	1.08%	2.95%	0.06%	0.52%	0.41%
Portfolio turnover	2%	2%	3%	20%	11%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.

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Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-VEMSVC 4/23

Prospectus

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

Standard Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP® Small Cap Value Series	1
How we manage the Series	5
Our principal investment strategies	5
The securities in which the Series typically invests	5
Other investment strategies	6
The risks of investing in the Series	6
Disclosure of portfolio holdings information	9
Who manages the Series	10
Investment manager	10
Sub-advisor	10
Portfolio managers	10
Manager of managers structure	10
Who’s who	11
Important information about the Series	12
Share classes	12
Salesperson and life insurance company compensation	12
Purchase and redemption of shares	12
Payments to intermediaries	12
Calculating share price	13
Fair valuation	13
Frequent trading of Series shares (market timing and disruptive trading)	13
Dividends, distributions, and taxes	15
Certain management considerations	15
Financial highlights	16

Series summary

Delaware VIP® Small Cap Value Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Small Cap Value Series seeks capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.70%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual series operating expenses	0.78%
Fee waivers and expense reimbursements	(0.00%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.78%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$80
3 years	$249
5 years	$433
10 years	$966

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance.   During the most recent fiscal year, the Series’ portfolio turnover rate was 23% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that the Manager believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

1

Series summary

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector  (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

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How has Delaware VIP® Small Cap Value Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	33.50%	5.86%	-6.22%	31.41%	12.05%	-16.72%	28.14%	-1.9%	34.42%	-12.09%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.61% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.08% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Delaware VIP Small Cap Value Series — Standard Class	-12.09%	4.35%	9.21%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	-14.48%	4.13%	8.48%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Kelley M. Carabasi, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Kent P. Madden, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Steven G. Catricks, CFA	Senior Portfolio Manager	July 2012
Michael Foley, CFA	Senior Portfolio Manager	July 2019

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

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Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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How we manage the Series

Our principal investment strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series' investment objective.

The Manager strives to identify small companies that it believes offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies' underlying value or future earnings potential.

The Manager's focus will be on value stocks, defined as stocks whose prices are historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

The Manager will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, the Manager's goal is to pinpoint the companies within the universe of undervalued stocks whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, the portfolio managers maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series' statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series uses them: Generally, the Series invests 90% to 100% of its net assets in common stocks. Under normal circumstances, at least 80% of the Series' net assets will be in securities of small-cap companies.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

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How we manage the Series

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: The Series may invest up to 15% of its net assets in REITs, another category of income-generating equity securities.

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid investments.

Options

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option. Certain options may be considered illiquid.

How the Series uses them: The Series may write call options and purchase put options on a covered basis only and will not engage in option writing strategies for speculative purposes.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Other non-principal investment strategies

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series' securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be distributed to shareholders as ordinary income.

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series' investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Industry, sector, and security risks

Industry risk and sector risks are the risks that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Manager maintains a well-diversified portfolio, selects stocks carefully, and monitors them continually. Because the Manager focuses on stocks that are already selling at relatively low prices, the Manager believes that the Series may experience less price volatility than small-cap mutual funds that do not use a value-oriented strategy.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.  A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

How the Series strives to manage it: The Manager analyzes each company's financial situation and its cash flow to determine the company's ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its net assets.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: Although the Series may invest up to 25% of its net assets in foreign securities, the Manager typically invests only a small portion of the Series' assets in foreign corporations, typically through ADRs. When the Manager does purchase foreign securities, they are often

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How we manage the Series

denominated in US dollars. To the extent the Manager invests in foreign securities, it invests primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. The Manager may use hedging techniques to help offset potential foreign currency losses.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager carefully selects REITs based on the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield them from some of the risks involved with real estate investing.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.  For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.70% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisor

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

A discussion of the basis for the Board's approval of the Series' sub-advisory contract is available in the Series' annual report to shareholders for the period ended December 31, 2022.

Portfolio managers

Kelley M. Carabasi and Kent P. Madden have primary responsibility for making day-to-day investment decisions for the Series. Ms. Carabasi and Mr. Madden regularly consult with Steven G. Catricks and Michael Foley.

Kelley M. Carabasi, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kelley M. Carabasi, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role she assumed in January 2022. She assumed portfolio management responsibilities in July 2012. She joined the team in July 2005 as an equity analyst.

Kent P. Madden, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kent P. Madden, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role he assumed in January 2022. He assumed portfolio management responsibilities in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010.

Steven G. Catricks, CFA Senior Portfolio Manager
Steven G. Catricks, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2012. He joined the team in October 2010 as a senior equity analyst.

Michael Foley, CFA Senior Portfolio Manager
Michael Foley, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2019. He joined the team in February 2015 as a senior equity analyst.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

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The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series' assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

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Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. A “Business Day” is any day that the NYSE is open for business. We reserve the right to reject any purchase order.

We determine the NAV per share for the Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing the Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series' shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series considers short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

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Important information about the Series

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy at any time without notice, including modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series' market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series' performance, if, for example, the Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided

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that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Delaware VIP® Small Cap Value Series

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Standard Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$45.54	$34.16	$38.30	$32.76	$42.73
Income (loss) from investment operations
Net investment income[1]	0.36	0.32	0.35	0.44	0.41
Net realized and unrealized gain (loss)	(5.69)	11.41	(2.28)	8.48	(7.03)
Total from investment operations	(5.33)	11.73	(1.93)	8.92	(6.62)
Less dividends and distributions from:
Net investment income	(0.34)	(0.35)	(0.41)	(0.40)	(0.35)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)
Total dividends and distributions	(3.15)	(0.35)	(2.21)	(3.38)	(3.35)
Net asset value, end of period	$37.06	$45.54	$34.16	$38.30	$32.76
Total return[2]	(12.09% )	34.42%	(1.90% )	28.14%	(16.72% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$511,974	$522,319	$424,213	$435,375	$357,318
Ratio of expenses to average net assets[3]	0.78%	0.75%	0.78%	0.77%	0.77%
Ratio of net investment income to average net assets	0.92%	0.77%	1.20%	1.22%	1.03%
Portfolio turnover	23%	13%	24%	17%	18%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[3]	Expense ratios do not include expenses of any investment companies in which the Series invests.

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How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-VSCVST 4/23

Prospectus

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

Service Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP® Small Cap Value Series	1
How we manage the Series	5
Our principal investment strategies	5
The securities in which the Series typically invests	5
Other investment strategies	6
The risks of investing in the Series	6
Disclosure of portfolio holdings information	9
Who manages the Series	10
Investment manager	10
Sub-advisor	10
Portfolio managers	10
Manager of managers structure	10
Who’s who	11
Important information about the Series	12
Share classes	12
Salesperson and life insurance company compensation	12
Purchase and redemption of shares	12
Payments to intermediaries	12
Calculating share price	13
Fair valuation	13
Frequent trading of Series shares (market timing and disruptive trading)	14
Dividends, distributions, and taxes	15
Certain management considerations	15
Financial highlights	17

Series summary

Delaware VIP® Small Cap Value Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Small Cap Value Series seeks capital appreciation.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.70%
Distribution and service (12b-1) fees	0.30%

Other expenses	0.08%
Total annual series operating expenses	1.08%
Fee waivers and expense reimbursements	(0.00%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	1.08%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$110
3 years	$343
5 years	$595
10 years	$1,317

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 23% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in investments of small companies whose stock prices, in the portfolio managers’ opinion, appear low relative to their underlying value or future potential. Among other factors, the Series’ investment manager, Delaware Management Company (Manager), considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. The Manager focuses on free cash flow in its individual stock selection, seeking companies that the Manager believes have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series’ net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Series may invest up to 15% of its net assets in real estate investment trusts (REITs).

1

Series summary

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

2

How has Delaware VIP® Small Cap Value Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series’ past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Service Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	33.17%	5.62%	-6.46%	31.09%	11.76%	-16.95%	27.72%	-2.18%	34.02%	-12.35%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 32.53% for the quarter ended December 31, 2020, and its lowest quarterly return was -37.10% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Delaware VIP Small Cap Value Series — Service Class	-12.35%	4.04%	8.92%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	-14.48%	4.13%	8.48%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Kelley M. Carabasi, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Kent P. Madden, CFA	Co-Chief Investment Officer – US Small-Mid Cap Value Equity	July 2012
Steven G. Catricks, CFA	Senior Portfolio Manager	July 2012
Michael Foley, CFA	Senior Portfolio Manager	July 2019

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

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Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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How we manage the Series

Our principal investment strategies

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Series. The following are descriptions of how the portfolio management team pursues the Series' investment objective.

The Manager strives to identify small companies that it believes offer above-average opportunities for long-term price appreciation because their current stock prices do not appear to accurately reflect the companies' underlying value or future earnings potential.

The Manager's focus will be on value stocks, defined as stocks whose prices are historically low based on a given financial measure such as profit, book value, or cash flow. Companies may be undervalued for many reasons. They may be unknown to stock analysts, they may have experienced poor earnings, or their industry may be in the midst of a period of weak growth.

The Manager will carefully evaluate the financial strength of a company, the nature of its management, any developments affecting the company or its industry, anticipated new products or services, possible management changes, projected takeovers, or technological breakthroughs. Using this extensive analysis, the Manager's goal is to pinpoint the companies within the universe of undervalued stocks whose true value is likely to be recognized and rewarded with a rising stock price in the future.

Because there is added risk when investing in smaller companies, which may still be in their early developmental stages, the portfolio managers maintain a well-diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The securities in which the Series typically invests

Stocks offer investors the potential for capital appreciation. Certain stocks that the Series invests in may pay dividends as well. Please see the Series' statement of additional information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series uses them: Generally, the Series invests 90% to 100% of its net assets in common stocks. Under normal circumstances, at least 80% of the Series' net assets will be in securities of small-cap companies.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series uses them: Typically, the Series uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. The Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series uses them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

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How we manage the Series

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series uses them: The Series may invest up to 15% of its net assets in REITs, another category of income-generating equity securities.

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series uses them: The Series may invest up to 10% of its net assets in illiquid investments.

Options

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option. Certain options may be considered illiquid.

How the Series uses them: The Series may write call options and purchase put options on a covered basis only and will not engage in option writing strategies for speculative purposes.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Other non-principal investment strategies

Lending securities

The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series' securities must provide collateral to the Series and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Series.

Borrowing from banks

The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective. The Series will not borrow money in excess of one-third of the value of its total assets.

Initial public offerings (IPOs)

Under certain market conditions, the Series may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be distributed to shareholders as ordinary income.

Temporary defensive positions

In response to unfavorable market conditions, the Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Series' investment objective. To the extent that the Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the statement of additional information (SAI) for a further discussion of these risks and other risks not discussed here.

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Industry, sector, and security risks

Industry risk and sector risks are the risks that the value of securities in a particular industry or sector (such as financial services) will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Manager maintains a well-diversified portfolio, selects stocks carefully, and monitors them continually. Because the Manager focuses on stocks that are already selling at relatively low prices, the Manager believes that the Series may experience less price volatility than small-cap mutual funds that do not use a value-oriented strategy.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.  A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

How the Series strives to manage it: The Manager analyzes each company's financial situation and its cash flow to determine the company's ability to finance future expansion and operations. The potential effect that rising interest rates might have on a stock is taken into consideration before the stock is purchased.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its net assets.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: Although the Series may invest up to 25% of its net assets in foreign securities, the Manager typically invests only a small portion of the Series' assets in foreign corporations, typically through ADRs. When the Manager does purchase foreign securities, they are often

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How we manage the Series

denominated in US dollars. To the extent the Manager invests in foreign securities, it invests primarily in issuers of developed countries, which are less likely to encounter these foreign risks than issuers in developing countries. The Manager may use hedging techniques to help offset potential foreign currency losses.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager carefully selects REITs based on the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield them from some of the risks involved with real estate investing.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.  For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), of 0.70% of average daily net assets during the last fiscal year.

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisor

MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager's portion of the Series, the Manager may seek quantitative support from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager.

A discussion of the basis for the Board's approval of the Series' sub-advisory contract is available in the Series' annual report to shareholders for the period ended December 31, 2022.

Portfolio managers

Kelley M. Carabasi and Kent P. Madden have primary responsibility for making day-to-day investment decisions for the Series. Ms. Carabasi and Mr. Madden regularly consult with Steven G. Catricks and Michael Foley.

Kelley M. Carabasi, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kelley M. Carabasi, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role she assumed in January 2022. She assumed portfolio management responsibilities in July 2012. She joined the team in July 2005 as an equity analyst.

Kent P. Madden, CFA Co-Chief Investment Officer — US Small-Mid Cap Value Equity
Kent P. Madden, CFA, is a Co-Chief Investment Officer for the US Small-Mid Cap Value Equity team, a role he assumed in January 2022. He assumed portfolio management responsibilities in July 2012. He joined the team in December 2004 as an equity analyst and was promoted to senior equity analyst in October 2010.

Steven G. Catricks, CFA Senior Portfolio Manager
Steven G. Catricks, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2012. He joined the team in October 2010 as a senior equity analyst.

Michael Foley, CFA Senior Portfolio Manager
Michael Foley, CFA, is a Senior Portfolio Manager for the US Small-Mid Cap Value Equity team. He assumed portfolio management responsibilities in July 2019. He joined the team in February 2015 as a senior equity analyst.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

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The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager: An investment manager is a company with overall responsibility for the management of the series' assets. The investment manager is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution and service fees of up to 0.30% per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the Rule 12b-1 fees are paid out of Service Class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class
Commission (%)	—
Maximum 12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series has reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other

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investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. A “Business Day” is any day that the NYSE is open for business. We reserve the right to reject any purchase order.

We determine the NAV per share for the Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). The Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, the Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, normally at 4:00pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing the Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

13

Important information about the Series

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series' shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series considers short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy at any time without notice, including modifications to the Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seeks to make judgments and applications that are consistent with the interests of the Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series' market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series' shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series' performance, if, for example, the Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

The Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by

14

multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. The Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of its fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible

15

Important information about the Series

to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

16

Financial highlights

Delaware VIP® Small Cap Value Series

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

	Year ended
Service Class shares	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$45.26	$33.98	$38.06	$32.58	$42.52
Income (loss) from investment operations
Net investment income[1]	0.24	0.19	0.26	0.33	0.29
Net realized and unrealized gain (loss)	(5.66)	11.35	(2.22)	8.42	(6.98)
Total from investment operations	(5.42)	11.54	(1.96)	8.75	(6.69)
Less dividends and distributions from:
Net investment income	(0.21)	(0.26)	(0.32)	(0.29)	(0.25)
Net realized gain	(2.81)	—	(1.80)	(2.98)	(3.00)
Total dividends and distributions	(3.02)	(0.26)	(2.12)	(3.27)	(3.25)
Net asset value, end of period	$36.82	$45.26	$33.98	$38.06	$32.58
Total return[2]	(12.35% )	34.02%	(2.18% )	27.72%	(16.95%) [3]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$894,572	$1,094,161	$880,071	$879,365	$700,824
Ratio of expenses to average net assets[4]	1.08%	1.05%	1.08%	1.07%	1.05%
Ratio of expenses to average net assets prior to fees waived[4]	1.08%	1.05%	1.08%	1.07%	1.07%
Ratio of net investment income to average net assets	0.62%	0.47%	0.90%	0.92%	0.74%
Ratio of net investment income to average net assets prior to fees waived	0.62%	0.47%	0.90%	0.92%	0.72%
Portfolio turnover	23%	13%	24%	17%	18%

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[3]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.

17

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-VSCVSVC 4/23

Prospectus

Delaware VIP® Trust

Delaware VIP Fund for Income Series
Delaware VIP Growth Equity Series
Delaware VIP Growth and Income Series
Delaware VIP Opportunity Series
Delaware VIP Limited Duration Bond Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

Standard Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP Fund for Income Series	1
Delaware VIP Growth Equity Series	5
Delaware VIP Growth and Income Series	9
Delaware VIP Opportunity Series	13
Delaware VIP Limited Duration Bond Series	17
Delaware VIP International Series	22
Delaware VIP Total Return Series	27
Delaware VIP Investment Grade Series	32
How we manage the Series	37
Our principal investment strategies	37
The risks of investing in the Series	49
Disclosure of portfolio holdings information	71
Who manages the Series	72
Investment manager	72
Sub-advisors	72
Portfolio managers	73
Manager of managers structure	78
Who’s who	79
Important information about the Series	80
Share classes	80
Salesperson and life insurance company compensation	80
Purchase and redemption of shares	80
Payments to intermediaries	80
Calculating share price	81
Fair valuation	81
Frequent trading of Series shares (market timing and disruptive trading)	81
Dividends, distributions, and taxes	83
Certain management considerations	83
Financial highlights	84

Series summary

Delaware VIP® Fund for Income Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Fund for Income Series seeks high current income.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual series operating expenses	0.86%
Fee waivers and expense reimbursements	(0.12%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.74%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$76
3 years	$262
5 years	$465
10 years	$1,050

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 35% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) or lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Series may invest in bonds of any maturity or duration. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets. Emerging market countries include those currently considered to be developing or emerging

Series summary

countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Series’ investment manager, Delaware Management Company. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Fund for Income Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	6.88%	0.79%	-1.85%	11.12%	6.82%	-2.58%	12.78%	7.95%	4.88%	-11.06%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Fund for Income Series — Standard Class	-11.06%	2.04%	3.34%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	-11.21%	2.10%	3.94%

Series summary

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
John P. McCarthy, CFA	Managing Director, Senior Portfolio Manager	October 2019
Adam H. Brown, CFA	Managing Director, Senior Portfolio Manager	October 2019

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Growth Equity Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Growth Equity Series seeks long-term growth of capital.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual series operating expenses	0.80%
Fee waivers and expense reimbursements	(0.00%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.80%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.80% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$82
3 years	$255
5 years	$444
10 years	$990

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 105% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Delaware Management Company (Manager) believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Series invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Series’ portfolio of assets is diversified.

In selecting securities for the Series, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that

Series summary

validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Series. The Manager seeks to invest for the Series in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Series typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Series may invest have diverse operations, with products or services in foreign markets. Therefore, the Series may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Series’ holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Growth Equity Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Select Growth Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	33.15%	13.53%	3.21%	4.04%	32.80%	-3.79%	24.35%	29.50%	39.23%	-26.60%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 25.47% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.85% for the quarter ended June 30, 2022.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Growth Equity Series — Standard Class	-26.60%	9.63%	13.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.96%	14.10%

Series summary

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Bradley M. Klapmeyer, CFA	Managing Director, Senior Portfolio Manager	May 2022
Bradley D. Angermeier, CFA	Managing Director, Senior Portfolio Manager	May 2022

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Growth and Income Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Growth and Income Series seeks long-term growth of capital and current income.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual series operating expenses	0.71%
Fee waivers and expense reimbursements	(0.00%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.71%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.72% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$73
3 years	$227
5 years	$395
10 years	$883

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Series summary

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Growth and Income Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Growth & Income Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	38.06%	7.65%	-3.12%	9.88%	18.28%	-10.17%	25.6%	-0.46%	22.2%	3.53%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 17.18% for the quarter ended December 31, 2022, and its lowest quarterly return was -26.66% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Growth and Income Series — Standard Class	3.53%	7.28%	10.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.67%	10.29%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL) serves as sub-advisor for the Series. MIMGL is primarily responsible for the day-to-day management of the Series’ portfolio.

Portfolio managers	Title with MIMGL	Start date on the Series
Scot Thompson	Managing Director, Co-Head of Systematic Investments, Portfolio Manager	January 2021
Benjamin Leung, CFA	Managing Director, Co-Head of Systematic Investments, Head of Research	January 2021

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Opportunity Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Opportunity Series seeks long-term capital growth.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual series operating expenses	0.93%
Fee waivers and expense reimbursements	(0.10%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.83%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$85
3 years	$286
5 years	$505
10 years	$1,134

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in mid- and small-size companies that the Series’ Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Series may also invest in active or passive exchange-traded funds (ETFs) to gain exposure to such securities and up to 15% of its net assets in real estate investment trusts (REITs). The Series may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

Series summary

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Exchange-traded fund risk — The risks of investing in an exchange-traded fund (ETF) typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Opportunity Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Opportunity Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	39.96%	5.73%	-0.81%	8.26%	19.00%	-15.38%	30.11%	10.8%	23.13%	-13.68%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 26.67% for the quarter ended December 31, 2020, and its lowest quarterly return was -30.36% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 Years
Opportunity Series — Standard Class	-13.68%	5.33%	9.38%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)	-18.37%	5.89%	10.03%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Francis X. Morris	Senior Managing Director, Chief Investment Officer — US Core Equity	October 2019
Christopher S. Adams, CFA	Managing Director, Senior Portfolio Manager	October 2019
Michael S. Morris, CFA	Managing Director, Senior Portfolio Manager	October 2019
Donald G. Padilla, CFA	Managing Director, Senior Portfolio Manager	October 2019
David E. Reidinger	Managing Director, Senior Portfolio Manager	October 2019

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Series summary

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Limited Duration Bond Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Limited Duration Bond Series seeks current income consistent with low volatility of principal.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.64%
Total annual series operating expenses	1.14%
Fee waivers and expense reimbursements	(0.61%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.53%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.53% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$54
3 years	$302
5 years	$569
10 years	$1,332

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 157% of the average value of its portfolio.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities.

Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody's) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Series’ investment manager, Delaware Management Company (Manager), to be of equivalent quality. The Series will maintain an average effective duration from one to three years. The Manager will determine how

Series summary

much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on the Manager’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of US companies and, subject to the limitations described below, non-US companies. The Series may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its net assets in below-investment-grade securities (also known as high yield or “junk” bonds).

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-US dollar currency will be limited, in the aggregate, to no more than 10% of its net assets.

The Series may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Series will use derivatives for both hedging and nonhedging purposes. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

The Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged, which may result in increased losses to the series.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Limited Duration Bond Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Limited Duration Bond Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year, 5-year and lifetime

Series summary

periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	-0.51%	0.64%	1.26%	-0.22%	4.09%	3.79%	-0.68%	-4.19%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 2.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -2.64% for the quarter ended March 31, 2022.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	Lifetime
Limited Duration Bond Series — Standard Class (lifetime: 7/1/14-12/31/22)	-4.19%	0.51%	0.15%
Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes)	-3.69%	0.92%	0.89%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
J. David Hillmeyer, CFA	Senior Managing Director, Co-Head of US Multisector Fixed Income	September 2020
Daniela Mardarovici, CFA	Managing Director, Co-Head of US Multisector Fixed Income	September 2020

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summary

Delaware VIP® International Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP International Series seeks long-term capital growth.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual series operating expenses	0.97%
Fee waivers and expense reimbursements	(0.11%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.86%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$88
3 years	$298
5 years	$526
10 years	$1,180

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 29% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation.  A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further.  Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic

Series summary

environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® International Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series International Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	6.77%	2.39%	3.49%	-4.20%	32.96%	-12.16%	24.91%	7.16%	6.87%	-17.34%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 16.17% for the quarter ended December 31, 2022, and its lowest quarterly return was -17.00% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
International Series — Standard Class	-17.34%	0.76%	4.12%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses, but reflects the deduction of foreign withholding taxes on dividends)	-14.45%	1.54%	4.67%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	-14.01%	2.03%	5.16%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Jens Hansen	Managing Director, Chief Investment Officer — Global Equity Team	October 2019
Klaus Petersen, CFA	Managing Director, Senior Portfolio Manager	October 2019
Claus Juul	Vice President, Portfolio Manager	October 2019
Åsa Annerstedt	Vice President, Portfolio Manager	October 2019
Allan Saustrup Jensen, CFA, CAIA®	Vice President, Portfolio Manager	May 2020
Chris Gowlland, CFA	Senior Vice President, Head of Equity Quantitative Research	October 2019

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Delaware VIP® Total Return Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.38%
Total annual series operating expenses	1.03%
Fee waivers and expense reimbursements	(0.20%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.83%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$85
3 years	$308
5 years	$549
10 years	$1,241

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 55% of the average value of its portfolio.

What are the Series’ principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

Series summary

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Series’ assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. (Moody’s) or below BBB- by Standard & Poor’s Financial Services LLC (S&P) as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and exchange-traded funds (ETFs).

The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Total Return Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Total Return Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

Series summary

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	17.02%	5.97%	-1.61%	6.62%	11.75%	-7.65%	18.88%	0.91%	16.37%	-10.56%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 10.86% for the quarter ended December 31, 2020, and its lowest quarterly return was -20.43% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Total Return Series — Standard Class	-10.56%	2.89%	5.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
60% S&P 500 Index/40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)	-15.56%	6.20%	8.21%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-13.01%	0.02%	1.06%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio manager	Title with Delaware Management Company	Start date on the Series
Aaron D. Young	Senior Vice President, Portfolio Manager	May 2022

Sub-advisors

MIMAK serves as sub-advisor for the Series. MIMAK works together with the Manager to make the day-to-day investment decisions for the Series and to determine the Series' asset allocation.

Portfolio managers	Title with MIMAK	Start date on the Series
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	June 2020
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	June 2020

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Series summary

Delaware VIP® Investment Grade Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Standard
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.37%
Total annual series operating expenses	0.87%
Fee waivers and expense reimbursements	(0.24%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.63%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Standard
1 year	$64
3 years	$254
5 years	$459
10 years	$1,050

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 99% of the average value of its portfolio.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody's) or Standard & Poor’s Financial Services LLC (S&P) or that are unrated but determined by the Manager to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

Series summary

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Investment Grade Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The Series adopted the performance of the First Investors Life Series Investment Grade Fund (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series, which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	-0.80%	5.86%	-0.35%	4.65%	4.72%	-2.03%	12.62%	11.91%	-0.72%	-17.06%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 10.90% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.43% for the quarter ended June 30, 2022.

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Investment Grade Series — Standard Class	-17.06%	0.33%	1.55%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	-15.76%	0.45%	1.96%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Michael G. Wildstein, CFA	Senior Managing Director, Head of US Credit and Insurance	October 2019
Kashif Ishaq	Managing Director, Senior Portfolio Manager	October 2019
Wayne A. Anglace, CFA	Managing Director, Senior Portfolio Manager	October 2019

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Series summary

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How we manage the Series

Our principal investment strategies

Delaware VIP Fund for Income Series

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Series.

The Manager invests primarily in fixed income securities that it believes will have an above-average and consistent yield, considering what is available, and will tend to reduce the risk of market fluctuations. The Manager expects to invest the majority of the Series' net assets primarily in high yield bonds (also called “junk bonds”), which involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Manager considers to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Series may invest up to 40% of its net assets in foreign securities; however, the Series' total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series' net assets, and investments in emerging market securities will be limited to 20% of the Series' net assets.

Before selecting high yield corporate bonds, the Manager carefully evaluates each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps the Manager evaluate how easily it may be able to buy and sell the bond. Before purchasing a bond, the Manager evaluates both the income level and its potential for price appreciation.

The Manager also does a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

The Series maintains a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification, the Manager can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Growth Equity Series

The Series invests in a portfolio of approximately 35-45 common stocks that the Series' sub-advisor believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Series is managed by an investment team.

When selecting investments for the Series, the sub-advisor employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of stocks that includes large-, mid- and small-size companies, the sub-advisor's investment team first conducts a series of risk control and valuation screens primarily based on valuation, financial and earnings quality factors.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in earnings expectations and financial and earnings quality analysis.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, deterioration of financial and earnings quality or announcement of a buyout. When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by the sub-advisor's screening process. Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the information technology sector.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

How we manage the Series

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Growth and Income Series

The Series primarily invests in common stocks that offer the potential for capital growth, current income or both. The Series primarily invests in common stocks of large-size companies. The Series may also invest in mid- and small-size companies.

The Series seeks to generate income by investing primarily in dividend paying companies. The Series may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

The Series may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

MIMGL, an affiliate of the Series' investment manager, Delaware Management Company (Manager), serves as the Series' sub-advisor and manages the Series' assets.

Using a systematic bottom-up approach, the Series seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen thought superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company's stock.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Opportunity Series

The Series invests primarily in mid- and small-size companies that the Series' Manager believes offer attractive valuation and quality characteristics. Companies with attractive valuations are those that have a lower valuation than the company's historical average valuation and a lower valuation than the company's competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Series also may invest in ETFs to gain exposure to such securities and up to 15% of its net assets in REITs. The Series may continue to hold stocks of mid- and small-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Series uses a “bottom-up” approach to selecting investments. The Series uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Series attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Series may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive. The Series may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Limited Duration Bond Series

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that the Manager believes are the best investments for the Series. Securities in which the Series may invest include, but are not limited to, the following:

•
securities issued or guaranteed by the US government, such as US Treasurys;

•
securities issued by US government agencies or instrumentalities, such as securities of Ginnie Mae;

•
investment grade and below-investment-grade corporate bonds; non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBS), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);

•
securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and US dollars;

•
bank loans; and

•
short-term investments.

Under normal circumstances, the Series will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds (80% policy). For purposes of this 80% policy, investment grade bonds also include other investment grade fixed-income securities. The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody's or S&P or that are unrated but determined by the Series' Manager to be of equivalent quality.

The Series may invest in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Series may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government.

The Series may also invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Series may invest are issued by certain private, nongovernment entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series maintains an average effective duration from one to three years.

The Series may also invest up to 20% of its net assets in below-investment-grade securities (commonly known as high yield or “junk bonds”). The Series may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures. The Series may invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank. The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series' total non-US-dollar currency will be limited, in the aggregate, to no more than 10% of its net assets.

The Series may invest in sponsored and unsponsored ADRs, European depositary receipts, or global depositary receipts. It may also invest in zero coupon bonds. Further, it may purchase shares of other investment companies.

The Series may invest in both rated and unrated foreign securities.

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Series may, from time to time, purchase or sell foreign currencies and/ or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

In addition to the investments discussed above, the Series may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Series will use derivatives for both hedging and non-hedging purposes. The Series will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

How we manage the Series

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP International Series

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer.

The Series may invest in emerging or developing markets, and the Series may focus its investments in companies located in or tied economically to particular countries or regions. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified series.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series' ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Total Return Series

For the purposes of this section, a reference to the Manager may also include MIMAK with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series' portfolio managers.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. Reallocations outside of the above ranges are expected to occur infrequently.

In allocating assets, MIMAK, the Series' sub-advisor, will apply a dedicated yield focus for existing asset classes, use systematic strategies to expand the investment universe and implement a systematic yield-enhancing security selection process.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: MIMEL and MIMGL. The Manager may also permit MIMGL to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's or MIMGL's specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

MIMAK expresses its asset allocation convictions across 25 directional, relative asset class decisions (pairwise views). The pairwise approach allows MIMAK to uniquely focus on the direction, rather than the degree, of returns. The result of this approach is to deliver an optimal asset allocation construct in the current and projected economic environment. Proprietary tools deliver additional insights that provide unique inputs into fundamental decision making.

MIMAK 's dynamic asset-allocation framework will be used to determine the proportion of the Series' assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody's or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager primarily focus on investments they believe can generate attractive and consistent income. In addition, the manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, they rely principally on their own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations. They may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may also invest in real estate related companies and REITs.

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series' total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series' portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this Prospectus.

Delaware VIP Investment Grade Series

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with

How we manage the Series

at least 60 days notice before changing this 80% policy. The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody's or S&P or that are unrated but determined by the Manager to be of equivalent quality. The Series will not necessarily sell an investment if its rating is reduced.

The Series invests primarily in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. The Manager attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting investments, the Manager considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager's expectations, or a more attractive investment is available.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Manager may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody's or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager's investments in exchange-traded funds (ETFs). Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager's expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to increase, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

The securities in which the Series typically invest

Please see the Series' SAI for additional information about certain of the securities described below as well as other securities in which the Series may invest.

Asset-backed securities (ABS)

ABS are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Series use them: Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in ABS.

Bank loans and other indebtedness

A bank loan represents an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest without restriction in bank loans that meet the credit standards established by the Manager. The Manager performs its own independent credit analysis on each borrower and on the collateral securing each loan. The Manager considers the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series will not use bank loans for reasons inconsistent with the Series' investment objective. It might take longer than 7 days for investments in leveraged loans to settle. The Series intend to meet short term liquidity needs if certain bank loans need longer settlement through regular monitoring in conjunction with their Liquidity Risk Management Program.

Collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs)

CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. They are issued by US government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturities.

How the Series use them: Delaware VIP Limited Duration Bond Series may invest in CMOs and REMICs. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid and to such extent, together with any other illiquid investments, will not exceed 10% of the Series' net assets, which is the Series' limit on investments in illiquid investments. In addition, subject to certain quality and collateral limitations, Delaware VIP Limited Duration Bond Series may invest in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the US government, its agencies, or instrumentalities, so called “nonagency” mortgage-backed securities.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series will generally invest in common or ordinary stocks, some of which may be dividend-paying stocks.

Convertible securities

Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Growth and Income Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in convertible securities and select them on the basis of the common stocks into which they can be converted, not on the basis of the debt ratings of the convertible securities.

How we manage the Series

Corporate bonds

Corporate bonds are bonds, notes, or debentures issued by corporations and other business organizations, including REITs, and other business trusts. A REIT is a company that owns or finances income-producing real estate.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization (NRSRO) (for example, rated BBB- or higher by S&P or Baa3 or higher by Moody's), and certain of the Series may invest in high yield corporate bonds as described below.

Credit linked notes

A credit linked note (CLN) is structured as a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors. The issuer is not obligated to repay the debt if a specified event occurs. It is issued by a special purpose company or trust, designed to offer investors par value at maturity unless the referenced entity defaults. In the case of default, the investors receive a recovery rate. The trust will also have entered into a default swap with a dealer. In case of default, the trust will pay the dealer par minus the recovery rate, in exchange for an annual fee which is passed on to the investors in the form of a higher yield on their note. The CLNs themselves are typically backed by very highly-rated collateral, such as US Treasury securities.

How the Series use them: Delaware VIP Total Return Series may invest no more than 10% of its net assets in credit-linked securities.

Foreign corporate and government securities

Foreign corporate and government securities are securities issued by a non-US company or a government or by an agency, instrumentality, or political subdivision of such government.

How the Series use them: The fixed income securities in which Delaware VIP Fund for Income Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest include those issued by foreign governments.

Foreign securities

Foreign securities are securities of issuers which are classified by index providers, or by the investment manager applying internally consistent guidelines, as being assigned to countries outside the United States. Investments in foreign securities include investments in American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs). ADRs are receipts issued by a depositary (usually a US bank) and EDRs and GDRs are receipts issued by a depositary outside of the US (usually a non-US bank or trust company or a foreign branch of a US bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or US issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Series use them: Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in securities of foreign companies traded in the United States. Delaware VIP Fund for Income Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in foreign securities traded in foreign markets and emerging markets. Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in sponsored and unsponsored ADRs. The ADRs in which the Series may invest will be those that are actively traded in the United States.

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series use them: Delaware VIP Total Return Series is permitted to, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. However, although the Manager values the Series' assets daily in terms of US dollars, it does not intend to convert the Series' holdings of foreign currencies into US dollars on a daily basis. The Series may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of US dollars or other currencies in which the transaction will be consummated.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option. Certain options and futures may be considered illiquid.

How the Series use them: Delaware VIP Limited Duration Bond Series may use futures or options. If the Series has securities that have unrealized gains because of past appreciation, the Manager may want to protect those gains when it anticipates adverse conditions. The Manager might use options or futures to seek to neutralize the effect of any price declines, without selling the security. The Manager might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. The Manager might use this approach if a Series had excess cash that the Manager wanted to invest quickly. The Series might use covered call options if the Manager believes that doing so would help the Series to meet its investment objective. Delaware VIP Limited Duration Bond Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes.

Delaware VIP Investment Grade Series may use futures or options. At times when the Manager anticipates adverse conditions, it may want to protect gains on securities or swap agreements for the Series without actually selling them. The Manager might use options to seek to neutralize the effect of any price declines, without selling a security or swap agreement, or as a hedge against changes in interest rates. The Manager may also sell an option contract (often referred to as “writing” an option) to earn additional income for the Series. Delaware VIP Investment Grade Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes.

Delaware VIP Total Return Series may use futures or options. If the Series has securities that have unrealized gains because of past appreciation, the portfolio managers may want to protect those gains when they anticipate adverse conditions. The portfolio managers might use options or futures to seek to neutralize the effect of any price declines, without selling the security. For example, the Series might sell stock futures or stock index futures to sell the stock at a specific price on a specific date in the future. If prices then fell, the decline would be offset by the gain on the futures contract. On the other hand, if prices rose, the gains would be offset by the loss on the futures contract. Effectively, this strategy seeks to reduce the overall exposure and risk of the Series without the need to actually sell underlying securities in the portfolio.

In addition, Delaware VIP Total Return Series might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. The portfolio managers might use this approach if the Series had excess cash that the portfolio managers wanted to invest quickly. Delaware VIP Total Return Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes. The Series might also use call options if the portfolio managers believe that doing so would help the Series meet its investment objectives.

It is anticipated that Series' investments in futures and options may generate qualifying income under Subchapter M of the Internal Revenue Code. The Manager intends to manage the Series so that they will qualify as a registered management company under the Internal Revenue Code.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

High yield corporate bonds (junk bonds)

High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's or similarly rated by another NRSRO). High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in high yield corporate bonds. The Manager carefully evaluates an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. The Manager's goal is to identify those companies that it believes will be able to repay their debt obligations in spite of poor ratings. Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in unrated bonds if the Manager believes their credit quality is comparable to the rated bonds in which the Series is permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

How we manage the Series

Senior loans

Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds. However, unlike traditional high yield bonds, senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. Senior loans may be subject to less substantial lender protections, such as limited financial maintenance covenants or in some cases, no financial maintenance covenants (such as for covenant-light loans), and less restrictive borrower covenants, than would typically be included in a traditional loan agreement.

How the Series use them: Delaware VIP Fund for Income Series may invest in senior loans, including covenant-light loans.

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series use them: The Series may invest up to 10% of their net assets in illiquid investments. Securities that are traded on foreign markets can be illiquid at times.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Series use them: Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series may use interest rate swaps to adjust their sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Series invests in, such as the corporate bond market. Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Investment company securities

Any investments in investment company securities, including exchange-traded funds (“ETFs”), will be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules thereunder, and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a series generally may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a series' total assets in the shares of any one investment company; or (iii) invest more than 10% of a series' total assets in shares of other investment companies unless any rules, regulations or no-action or exemptive relief under the 1940 Act permit a series' investments to exceed such limits. These percentage limitations also apply to a series' investment in an unregistered investment company.

How the Series use them: Delaware VIP Opportunity Series, Delaware VIP Total Return Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, and Delaware VIP Investment Grade Series may invest in investment company securities, which include securities of ETFs. Delaware VIP Total Return Series may invest in investment company securities to the extent that it helps achieve the investment objective.

Mortgage-backed securities (MBS)

MBS are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the US government or its agencies or instrumentalities, such as Freddie Mac, Fannie Mae, and Ginnie Mae. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the US government or its agencies or instrumentalities.

How the Series use them: Delaware VIP Total Return Series, Delaware VIP Limited Duration Bond Series, and Delaware VIP Investment Grade Series may invest in MBS issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Delaware VIP Total Return Series may also invest in mortgage-backed securities issued by certain private, nongovernment entities.

Delaware VIP Limited Duration Bond Series may also invest in MBS that are secured by the underlying collateral of the private issuer or by certificates issued or guaranteed by the US government or its agencies or instrumentalities. Such MBS are not government securities and are not directly guaranteed by the US government in any way. These include CMOs, REMICs, and CMBS.

Preferred stock

Preferred stock is a class of stock that pays dividends before common stock dividend payments are made and may be convertible to common stock.

How the Series use them: Delaware VIP Growth and Income Series may invest in preferred stocks. The Manager will attempt to reduce the risks from such investments by investing in a broad range of equity securities.

Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series use them: Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in REITs.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series use them: Typically, Delaware VIP Fund for Income Series and Delaware VIP Limited Duration Bond Series use repurchase agreements as a short-term investment for its cash positions or for temporary defensive purposes. In order to enter into these repurchase agreements, a Series must have collateral of at least 102% of the repurchase price. A Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, a Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series use them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

Short sales

Short sales are transactions in which a series sells a security it does not own and, at the time the short sale is effected, the series incurs an obligation to replace the security borrowed no matter what its price may be at the time the series delivers it to the lender.

How the Series use them: The Manager may establish short positions in ETFs in an attempt to isolate, manage, or reduce the risk of individual securities positions held by Delaware VIP Total Return Series and Delaware VIP Investment Grade Series of a decline in a particular market sector to which the

How we manage the Series

Series has significant exposure, or of the exposure to securities owned by the Series in the aggregate. Such short sales may also be implemented in an attempt to manage the duration of the Series' holdings. There is no assurance that any such short sales will achieve their intended objective(s). The Manager will not engage in short sales for speculative purposes.

Short-term debt or money market instruments

These instruments include: (1) time deposits, certificates of deposit, and banker's acceptances issued by US banks; (2) time deposits and certificates of deposit issued by foreign banks; (3) commercial paper with the highest quality rating; (4) short-term debt obligations with the highest quality rating; (5) US government securities; and (6) repurchase agreements collateralized by those instruments.

How the Series use them: Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in these instruments either as a means to achieve their investment objectives or, more commonly, as temporary defensive instruments or as a pending investment in the Series' principal investment securities. When investing all or a significant portion of a Series' assets in these instruments, the Series may not be able to achieve its investment objective.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Series use them: The Series will not purchase time deposits maturing in more than seven calendar days, and time deposits maturing from two Business Days through seven calendar days will not exceed 15% of the Series' total assets. (A “Business Day” is any day that the New York Stock Exchange (NYSE) is open for business.)

US government securities

US government securities are direct US obligations that include bills, notes, and bonds, as well as other debt securities, issued by the US Treasury, and securities of US government agencies or instrumentalities. US Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and US government-sponsored instrumentalities may or may not be backed by the “full faith and credit” of the US. In the case of securities not backed by the “full faith and credit” of the US, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Series use them: Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in direct US government securities. Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in securities issued by US government-sponsored enterprises. Delaware VIP Fund for Income Series may invest without limit in US government securities, though they typically only represent a small percentage of the Series' portfolio because they generally do not offer as high a level of current income as high yield bonds. Delaware VIP Investment Grade Series and Delaware VIP Limited Duration Bond Series may invest without limit in US Treasury securities, though they are typically not the Series' largest holding because they generally do not offer as high a level of current income as other fixed income securities.

Zero coupon and payment-in-kind (PIK) bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

How the Series use them: Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in fixed income securities, including zero coupon bonds and PIK bonds, consistent with their investment objectives and policies. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to the Series.

Other investment strategies

Borrowing from banks

Each Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Series being unable to meet its investment objective. Each Series will not borrow money in excess of one-third of the value of its total assets.

Purchasing securities on a when-issued or delayed-delivery basis

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

Temporary defensive positions

In response to unfavorable market conditions, a Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Series' investment objective. To the extent that a Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Delaware VIP Fund for Income Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Manager employs a careful, credit-oriented bond selection approach. The Series also holds a diversified selection of high yield bonds that is designed to manage this risk.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

How we manage the Series

Senior loan risk

Senior loan risk is the risk associated with investments in senior loans, such as covenant-light loans. Senior loans may be subject to less substantial lender protections, such as limited financial maintenance covenants or in some cases, no financial maintenance covenants (such as for covenant-light loans), and less restrictive borrower covenants, than would typically be included in a traditional loan agreement. Less substantial lender protections may impact recovery values and/or trading levels of senior loans in the future. In addition, the absence of financial maintenance covenants in a loan agreement generally means that a lender may not be able to declare a default if financial performance deteriorates. This may hinder a fund's ability to reprice credit risk associated with a particular borrower and reduce a fund's ability to restructure a problematic loan and mitigate potential loss. As a result, a fund's exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. In addition, senior loans may not be considered securities, and a fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

How the Series strives to manage it: The Manager employs a careful, credit-oriented bond selection approach. In addition, the Series also holds a diversified selection of bonds in an effort to manage this risk.

Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

How the Series strives to manage it: Volatility in the high yield market could increase redemption risk. The Series strives to maintain a cash balance sufficient to meet any redemptions. The Series may also borrow money, if necessary, to meet redemptions.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: The Series is subject to various interest rate risks depending upon its investment objectives and policies. The Manager cannot eliminate this risk, but tries to address it by monitoring economic conditions.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Series may invest up to 40% of its net assets in foreign securities; however, the Series' total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series' net assets. The Manager carefully evaluates the reward and risk associated with each foreign security that it considers.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: The Series will limit investments in emerging markets securities to 20% of its net assets. The Series cannot eliminate this risk but the Manager will attempt to reduce this risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors.

Loans and other indebtedness risk

Loans and other indebtedness risk is the risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other indebtedness acquired by a series may involve revolving credit facilities or other standby financing commitments that obligate a series to pay additional cash on a certain date or on demand. These commitments may require a series to increase its investment in a company at a time when that series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

As a series may be required to rely upon another lending institution to collect and pass on to the series amounts payable with respect to the loan and to enforce the series' rights under the loan and other indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the series from receiving such amounts. The highly leveraged nature of many such loans and other indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other indebtedness may involve additional risk to the series.

A series' ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. Extended trade settlement periods may result in cash not being immediately available to a series. As a result of these factors, a series may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Federal securities laws provide protections against fraud and misrepresentation in connection with the offering and sale of a “security.” Loans in which a series may invest may not be deemed to be “securities” for purposes of such anti-fraud protections. A series may therefore not have the protection of the anti-fraud provisions of the federal securities laws in the event of fraud or misrepresentation by a borrower. However, a series in such a scenario may be able to rely on contractual provisions in the loan documents for alternative protections, or use common-law fraud protections under applicable state law.

How the Series strives to manage it: This risk may not be completely eliminated, but the Manager will attempt to reduce this risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the Manager determine that any of these investments are illiquid, the investments would be subject to the Series' restriction on illiquid investments.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of certain securities. During periods of reduced liquidity, judgment plays a greater role in valuing less liquid investments.

How the Series strives to manage it: The Series' privately placed high yield securities are particularly susceptible to liquidity and valuation risks. The Manager will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Series' assets that can be allocated to privately placed high yield securities.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

How we manage the Series

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Series strives to manage it: A less liquid secondary market may have an adverse effect on the Series' ability to dispose of particular issues, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

The Series may invest up to 10% of its net assets in illiquid investments.

Delaware VIP Growth Equity Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Growth stock risk

Growth stocks (such as those in the information technology sector) reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies' stock prices may be more volatile, particularly over the short term.

How the Series strives to manage it: The Manager follows a rigorous selection process when choosing securities and continually monitors the securities while they remain in the portfolio.

Issuer concentration risk

Issuer concentration risk is the risk that results when a portfolio holds a limited number of securities depending on an assessment of the investment opportunities available. This allows the Manager to focus on the potential of those particular issuers, but it also means that a series may be more volatile than funds that hold a greater number of securities.

How the Series strives to manage it: The Manager follows a rigorous selection process when choosing securities and continually monitors the securities while they remain in the portfolio.

Industry and sector risk

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series may invest in small- and medium-sized companies. The Manager believes medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the Manager seeks a well-diversified portfolio, selects stocks carefully, and monitors them frequently.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

How we manage the Series

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Growth and Income Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager may invest a substantial portion of the Series' assets in REITs, which generally offer high income potential. The Manager carefully selects REITs based on the Manager's assessment of the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield the Series from some of the risks involved with real estate investing.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series primarily invests in large capitalization companies, but may invest a small portion of the Series' total assets in small- and medium-sized companies. The Manager believes medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the Manager seeks a well-diversified portfolio, selects stocks carefully, monitors them frequently, and invests primarily in large capitalization companies.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Opportunity Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

How we manage the Series

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series may invest in small- and medium-sized companies. The Manager believes medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the Manager seeks a well-diversified portfolio, selects stocks carefully, and monitors them frequently.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series' expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

How the Series strives to manage it: The Series' total investments in ETFs will not exceed 5% of net assets in any one ETF and 10% in all positions in investment companies, including ETFs, in the aggregate, unless the Series' investments are permitted to exceed those limits by any rules, regulations or no-action or exemptive relief under the 1940 Act.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager may invest a substantial portion of the Series' assets in REITs, which generally offer high income potential. The Manager carefully selects REITs based on the Manager's assessment of the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield the Series from some of the risks involved with real estate investing.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Limited Duration Bond Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the Manager forecasts those movements, a series could experience a higher or lower return than anticipated.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can continue to provide returns over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements.

In evaluating the use of an index swap for the Series, the Manager carefully considers how market changes could affect the swap and how that compares to investing directly in the market the swap is intended to represent. When selecting counterparties with whom the Manager would make interest rate or index swap agreements for the Series, the Manager does careful credit analysis on the counterparty before engaging in the transaction.

Industry, sector, and security risks

Industry and sector risks are the risks that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

How we manage the Series

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: The Series will not invest in swaps with maturities of more than 10 years.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

How the Series strives to manage it: The Series strives to minimize credit risk by investing primarily in higher quality, investment grade corporate bonds.

Any portion of the Series that is invested in high yielding, lower-quality corporate bonds is subject to greater credit risk. The Manager strives to manage that risk through careful bond selection, by limiting the percentage of the Series that can be invested in lower-quality bonds, and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Series limits investments in high yield corporate bonds to 20% of its net assets. The Manager also attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Mortgage-backed and asset-backed securities risk

Mortgage-backed and asset-backed securities risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a series that holds mortgage-related securities may exhibit additional volatility.

How the Series strives to manage it: The Series may invest in mortgage-backed and asset-backed securities. The Manager will attempt to reduce this risk by investing in a broad range of fixed income securities.

Prepayment risk

Prepayment risk is the risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what the bond was paying. A series may then have to reinvest that money at a lower interest rate.

How the Series strives to manage it: In order to manage this risk, when the Manager thinks interest rates are low, or that rates will be declining, the Manager will typically look for securities that it believes are less likely to be prepaid. The Series will be more or less subject to this risk depending on how much it has allocated to fixed income securities.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Currency risk

Currency risk is the risk that the value of a series' investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

How the Series strives to manage it: The Series, which has exposure to global and international investments, may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-US-dollar-denominated securities, the Series may invest in forward foreign currency contracts, and foreign currency options and futures transactions. These activities pose special risks that do not typically arise in connection with investments in US securities.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory

How we manage the Series

environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, the Series may hedge exposure to those currencies for defensive purposes.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: The Series may invest a portion of its assets in securities of issuers located in emerging markets. The Manager cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, and other relevant factors. Under normal circumstances, the Series will limit investments in emerging markets, in the aggregate, to no more than 10% of its net assets.

Foreign government securities risk

Foreign government securities risk relates to the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves.

How the Series strives to manage it: The Manager attempts to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities. The Series will not invest more than 30% of its net assets in foreign securities.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Loans and other indebtedness risk

Loans and other indebtedness risk is the risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other indebtedness acquired by a series may involve revolving credit facilities or other standby financing commitments that obligate a series to pay additional cash on a certain date or on demand. These commitments may require a series to increase its investment in a company at a time when that series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

As a series may be required to rely upon another lending institution to collect and pass on to the series amounts payable with respect to the loan and to enforce the series' rights under the loan and other indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the series from receiving such amounts. The highly leveraged nature of many such loans and other indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other indebtedness may involve additional risk to the series.

A series' ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. Extended trade settlement periods may result in cash not being immediately available to a series. As a result of these factors, a series may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Federal securities laws provide protections against fraud and misrepresentation in connection with the offering and sale of a “security.” Loans in which a series may invest may not be deemed to be “securities” for purposes of such anti-fraud protections. A series may therefore not have the protection of the anti-fraud provisions of the federal securities laws in the event of fraud or misrepresentation by a borrower. However, a series in such a scenario may be able to rely on contractual provisions in the loan documents for alternative protections, or use common-law fraud protections under applicable state law.

How the Series strives to manage it: These risks may not be completely eliminated, but the Manager will attempt to reduce them through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the Manager determine that any of these investments are illiquid, the investments would be subject to the Series' restriction on illiquid investments.

Zero coupon and payment-in-kind (PIK) bonds risk

Zero coupon and PIK bonds involve certain risks. They are generally considered more interest sensitive than income-bearing bonds, more speculative than interest-bearing bonds, and have certain tax consequences that could, under certain circumstances, be adverse to a series. For example, a series accrues, and is required to distribute to shareholders, income on its zero coupon bonds. However, a series may not receive the cash associated with this income until the bonds are sold or mature. If a series does not have sufficient cash to make the required distribution of accrued income, the series could be required to sell other securities in its portfolio or to borrow to generate the cash required.

How the Series strives to manage it: The Series may invest in zero coupon and PIK bonds to the extent consistent with its investment objective. The Manager cannot eliminate the risks of zero coupon bonds, but it does try to address them by monitoring economic conditions, especially interest rate trends and their potential impact on the Series.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of certain securities. During periods of reduced liquidity, judgment plays a greater role in valuing less liquid investments.

How the Series strives to manage it: The Manager will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Series' assets that can be allocated to privately placed high yield securities.

Short sales risk

Short positions in securities may be more risky than long positions (purchases). If a series has a short position in a security issued by an exchange traded fund or otherwise and the price of such security increases, the series will lose money on its short position. Furthermore, during the time when a series has a short position in such security, the series must borrow that security in order to make delivery on the short sale, which raises the cost to the series of entering into the transaction. A series is therefore subject to the risk that a third party may fail to honor the terms of its contract with the series related to the securities borrowing. Short sales also involve the risk of an unlimited increase in the market price of the security sold short, which would result in a theoretically unlimited loss. Moreover, although the trading price of a share of an exchange traded fund normally tracks the net asset value of such a share, in times of market stress, this value relationship will not necessarily prevail. Any deviation between the net asset value per share of such exchange traded fund and its trading price could create other risks for a series if it held a short position in the securities of such an exchange traded fund. Such other risks include the possibility of a larger loss on the short position than would otherwise be the case, the reduced likelihood that the intended benefit of the short position will achieve its objective(s), and the increased likelihood of a demand to replace the borrowed security at a time when obtaining such replacement security may be difficult or impossible at a reasonable price.

Short sale strategies are often categorized as a form of leveraging. Please refer to “Leveraging risk” for more information.

How the Series strives to manage it: The Series' total investments in exchange traded funds will not exceed 5% of net assets in any one exchange traded fund and 10% in all positions in investment companies, including exchange traded funds, in the aggregate.

How we manage the Series

Leveraging risk

Leveraging risk is the risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

How the Series strives to manage it: The Series will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the exposure created by these transactions.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP International Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: The Series may invest in emerging markets securities. To the extent that the Series invests in emerging markets, the Manager carefully screens securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer in order to strive to manage this risk for the Series. However, there is no way to eliminate emerging markets risk when investing internationally in emerging markets.

Geographic focus risk

Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

How the Series strives to manage it: The Manager will attempt to reduce this risk by diversifying portfolios by country.

Nondiversification risk

Nondiversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers, with no single issuer accounting for more than 25% of the series. The remaining 50% of the series must be diversified so that no more than 5% of a series' assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of series shares may increase or decrease more rapidly than if the series were fully diversified.

How the Series strives to manage it: The Series typically holds securities from a variety of different issuers, representing different countries. The Manager performs extensive analysis on all securities. The Manager is particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Industry and sector risk

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

How the Series strives to manage them: The Series typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series. However, the Series may concentrate its investments in a sector. As a consequence, the share price of the Series may fluctuate in response to factors affecting that sector, and may fluctuate more widely than a fund that invests in a broader range of industries or sectors. The Series may be more susceptible to any single economic, political, or regulatory occurrence affecting such sector.

How we manage the Series

Consumer staples sector risk

Consumer staples risk is the risk that companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending.

Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

How the Series strives to manage it: To the extent the Series invests in consumer staples companies, it is subject to the risks associated with the consumer staples industry. The Manager monitors consumer staples investment trends. Investors should carefully consider these risks before investing in the Series.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Total Return Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Manager carefully evaluates and monitors the financial situation of each entity whose bonds are held in the portfolio. The Manager also tends to hold a relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be off-set by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: Interest rate risk is a significant risk for the Series. In striving to manage this risk, the Manager monitors economic conditions and the interest rate environment and may adjust the Series' duration or average maturity as a defensive measure against interest rate risk.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Mortgage-backed and asset-backed securities risk

Mortgage-backed and asset-backed securities risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a series that holds mortgage-related securities may exhibit additional volatility.

How we manage the Series

How the Series strives to manage it: The Series may invest in mortgage-backed and asset-backed securities. The Manager will attempt to reduce this risk by investing in a broad range of fixed income securities.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a series to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Series strives to manage it: The Manager takes into consideration the likelihood of prepayment when it selects mortgages. The Manager may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances, or below-market interest rates.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

How the Series strives to manage it: The Series primarily invests in large capitalization companies, but may invest a small portion of the Series' total assets in small- and medium-sized companies. The Manager believes medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the Manager seeks a well-diversified portfolio, selects stocks carefully, monitors them frequently, and invests primarily in large capitalization companies.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, the Series may hedge exposure to those currencies for defensive purposes.

Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager may invest a substantial portion of the Series' assets in REITs, which generally offer high income potential. The Manager carefully selects REITs based on the Manager's assessment of the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield the Series from some of the risks involved with real estate investing.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series' expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

How the Series strives to manage it: Under normal circumstances, the Series' total investments in investment companies, including ETFs, will not exceed 10% of net assets in any one investment company and 20% in all positions in investment companies, in the aggregate, unless the Series' investments are permitted to exceed those limits by any rules, regulations or no-action or exemptive relief under the 1940 Act.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

How we manage the Series

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Investment Grade Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the Manager forecasts those movements, a series could experience a higher or lower return than anticipated.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on individual bonds that the Manager believes can provide a steady stream of income regardless of interim fluctuations in the bond market. Generally, the Manager does not buy and sell securities for short-term purposes.

In evaluating the use of an index swap for the Series, the Manager carefully considers how market changes could affect the swap and how that compares to investing directly in the market the swap is intended to represent. When selecting counterparties with whom the Manager would make interest rate or index swap agreements for the Series, the Manager does careful credit analysis of the counterparty before engaging in the transaction.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be off-set by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: Interest rate risk is a significant risk for the Series. In striving to manage this risk, the Manager monitors economic conditions and the interest rate environment and may adjust the Series' duration or average maturity as a defensive measure against interest rate risk.

Prepayment risk

Prepayment risk is the risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what the bond was paying. A series may then have to reinvest that money at a lower interest rate.

How the Series strives to manage it: In order to manage this risk, when the Manager thinks interest rates are low, or that rates will be declining, the Manager will typically look for securities that it believes are less likely to be prepaid. The Series will be more or less subject to this risk depending on how much it has allocated to fixed income securities.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Series strives to minimize credit risk by investing primarily in higher-quality, investment grade corporate bonds.

Any portion of a portfolio that is invested in high yielding, lower-quality corporate bonds is subject to greater credit risk. The Manager strives to manage that risk through careful bond selection, by limiting the percentage of the portfolio that can be invested in lower quality bonds and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Series' NAV.

When selecting dealers with whom the Manager would make interest rate or index swap agreements, the Manager focuses on those with high quality ratings and does careful credit analysis before investing.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Industry and sector risk

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected

How we manage the Series

manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that the series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). The Series will not use derivatives for reasons inconsistent with their respective investment objectives. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Leveraging risk

Leveraging risk is the risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

How the Series strives to manage it: The Series will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the exposure created by these transactions.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series' expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

How the Series strives to manage it: The Series' total investments in ETFs will not exceed 5% of net assets in any one ETF and 10% in all positions in investment companies, including ETFs, in the aggregate, unless the Series' investments are permitted to exceed those limits by any rules, regulations or no-action or exemptive relief under the 1940 Act.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.

For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), during the last fiscal year as follows:

As a percentage of average daily net assets
Delaware VIP Fund for Income Series	0.54%
Delaware VIP Growth Equity Series	0.63%
Delaware VIP Growth and Income Series	0.65%
Delaware VIP Opportunity Series	0.65%
Delaware VIP Limited Duration Bond Series	0.00%
Delaware VIP International Series	0.74%
Delaware VIP Total Return Series	0.46%
Delaware VIP Investment Grade Series	0.26%

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG
MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. The Manager has entered into a separate sub-advisory agreement with MIMAK to serve as principal sub-advisor for Delaware VIP Total Return Series with primary responsibility for the day-to-day management of the Series' portfolio and compensates MIMAK out of the investment advisory fees it receives from Delaware VIP Total Return Series. Although MIMAK serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. In addition to the services MIMAK provides to Delaware VIP Total Return Series, and although the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Macquarie Investment Management Europe Limited
MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

Macquarie Investment Management Global Limited
MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MAM. The Manager has entered into a separate sub-advisory agreement with MIMGL to serve as principal sub-advisor for Delaware VIP Growth and Income Series with primary responsibility for the day-to-day management of the Series' portfolio and compensates MIMGL out of the investment advisory fees it receives from Delaware VIP Growth and Income Series. Although MIMGL serves as sub-advisor to Delaware VIP Growth and Income Series, the Manager has ultimate responsibility for all investment advisory services. In addition to the services MIMGL provides to Delaware VIP Growth and Income Series, and although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of the Delaware VIP Fund for Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, and Delaware VIP Investment Grade Series, (i) in the case of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return

Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL's specialized market knowledge; (ii) in the case of Delaware VIP Opportunity Series, Delaware VIP International Series and Delaware VIP Total Return Series, the Manager may seek quantitative support from MIMGL and the Manager may permit MIMGL to execute Series security trades on behalf of the Manager; and (iii) in the case of Delaware VIP Total Return Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

A discussion of the basis for the Board's approval of the Series' sub-advisory contracts is available in the Series' annual report to shareholders for the period ended December 31, 2022.

Portfolio managers

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Series and certain officers of the Series with whom the portfolio managers regularly consult. The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the Series.

Delaware VIP Fund for Income Series

John P. McCarthy and Adam H. Brown have primary responsibility for making day-to-day investment decisions for Delaware VIP Fund for Income Series.

John P. McCarthy, CFA Managing Director, Senior Portfolio Manager
John P. McCarthy is a Senior Portfolio Manager for the Macquarie Asset Management Fixed Income (MFI) high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research for MFI. McCarthy rejoined Macquarie Asset Management (MAM) in March 2007 as a senior research analyst, after he worked in the firm's fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor's degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA Managing Director, Senior Portfolio Manager
Adam H. Brown is a Senior Portfolio Manager for the firm's high yield strategies within Macquarie Asset Management Fixed Income (MFI). He manages MFI's bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Macquarie Asset Management (MAM) in April 2011 as part of the firm's integration of Macquarie Four Corners Capital Management, where he had worked since 2002. At Four Corners, he was a co-portfolio manager on the firm's collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned an MBA from the A.B. Freeman School of Business at Tulane University and a bachelor's degree in Accounting from the University of Florida.

Delaware VIP Growth Equity Series

Bradley M. Klapmeyer and Bradley D. Angermeier have day-to-day responsibility for making investment decisions for Delaware VIP Growth Equity Series.

Bradley M. Klapmeyer, CFA Managing Director, Senior Portfolio Manager

Bradley M. Klapmeyer is a Senior Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management's Delaware Management Company. He joined Macquarie Asset Management (MAM) as part of Delaware Funds that were involved in a transaction that closed on April 30, 2021. He joined Ivy Investments in June 2007 as an investment analyst and was appointed assistant portfolio manager on the large-capitalization growth team at Ivy Investments in September 2011. He was appointed to portfolio manager in 2016. Prior to joining Ivy Investments, he was an associate analyst covering airlines for Prudential Equity Group, LLC from 2006 through 2007. From 2000 to 2006, he was an equity analyst for Commerce Bank, where his research responsibilities were focused on electronic and health technologies. He graduated from Truman State University in 1999 with a bachelor's degree in finance and a minor in economics.

Bradley D. Angermeier, CFA Managing Director, Senior Portfolio Manager
Brad Angermeier is a Senior Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management's Delaware Management Company. He joined Macquarie Asset Management (MAM) as part of Delaware Funds that were involved in a transaction that closed on April 30, 2021. He joined Ivy Investments in 2017 as an equity investment analyst. Prior to that, he was an equity research analyst at Kornitzer Capital Management. From 2009 to 2013, he was with Columbia Threadneedle Investments (formerly Columbia Management), first serving as a fixed income research analyst, and then as a co-portfolio manager. He earned a bachelor's degree with a double major in finance and accounting from Indiana University, Kelley School of Business. He earned an MBA from the University of Wisconsin, Wisconsin School of Business. He is a member of the CFA Institute and the CFA Society of Kansas City.

Who manages the Series

Delaware VIP Growth and Income Series

Scot Thompson and Benjamin Leung have primary responsibility for making day-to-day investment decisions for Delaware VIP Growth and Income Series.

Scot Thompson Managing Director, Co-Head of Systematic Investments, Portfolio Manager

Scot Thompson is the Co-Head of the Macquarie Systematic Investments (MSI) team, a role he assumed in August 2014. His responsibilities include the day-to-day management of the global portfolios, oversight of the trading function, development of new strategies, and client engagement. From June 2003 to August 2014, Thompson was the equities head of product, responsible for product design, development, and client relationships for the firm's Australian and global equities product range. Before that, he was a member of the firm's private equity fund-of-fund and performance analytics teams. Prior to joining Macquarie in November 2001 as a quantitative performance analyst, he worked on the performance analytics team for Cogent Investment Administration, where he was responsible for investment performance and attribution reporting for a variety of clients over all asset classes. Thompson also work in civil engineering before moving to finance, working for several Australian companies as a project manager focusing on underground installations, quarrying, and mining. He received a Bachelor of Civil Engineering from the University of Sydney and a Master of Applied Finance from Macquarie University.

Benjamin Leung, CFA Managing Director, Co-Head of Systematic Investments, Head of Research

Benjamin Leung is the Co-Head of the Macquarie Systematic Investments (MSI) team, a role he assumed in August 2014. In addition to the day-to-day management of the global portfolios, he is also the head of research, responsible for driving the continual evolution of the systematic investment process. Leung joined the MSI team in May 2005 as a quantitative analyst, where his responsibilities included the development and maintenance of various quantitative models. Following his successful efforts to expand the quantitative capability to international markets, he formed the foundation of the current systematic investment approach. Prior to joining the MSI team, he worked as a software engineer for Macquarie's Investment Banking Group Information Services Division in Sydney. Leung received a Bachelor of Engineering with Honours and a Masters in Commerce from the University of New South Wales.

Delaware VIP Opportunity Series

Francis X. Morris, Christopher S. Adams, Michael S. Morris, Donald G. Padilla, and David E. Reidinger have primary responsibility for making day-to-day investment decisions for Delaware VIP Opportunity Series.

Francis X. Morris Senior Managing Director, Chief Investment Officer — US Core Equity
Francis X. Morris joined Macquarie Asset Management (MAM) in 1997 as a vice president and portfolio manager, and became the Chief Investment Officer for US Core Equity investments in 2004. Prior to joining the firm, Morris was vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. He is a former member of the Business Advisory Council of the Providence College School of Business. Morris is a past president of the CFA Society of Philadelphia. He is a former officer of the National Association of Petroleum Investment Analysts.

Christopher S. Adams, CFA Managing Director, Senior Portfolio Manager
Christopher S. Adams is a Senior Portfolio Manager on the firm's US Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in 2000 and became a portfolio manager in November 2004. Prior to joining Macquarie Asset Management (MAM) in 1995 as assistant vice president of strategic planning, Adams had approximately 10 years of experience in the financial services industry in the United States and United Kingdom, including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Adams holds both bachelor's and master's degrees in history and economics from the University of Oxford, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. He is a past president of the CFA Society of Philadelphia.

Michael S. Morris, CFA Managing Director, Senior Portfolio Manager
Michael S. Morris is a Senior Portfolio Manager on the firm's US Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in July 2004 and became a portfolio manager in November 2004. Morris joined Macquarie Asset Management (MAM) in 1999 as assistant vice president and senior analyst. Prior to joining the firm, he worked as a senior equity analyst at Newbold's Asset Management, covering financial stocks. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor's degree in finance from Indiana University and an MBA from The Wharton School of the University of Pennsylvania. He is a former member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA Managing Director, Senior Portfolio Manager
Donald G. Padilla is a Senior Portfolio Manager on the firm's US Core Equity team and performs analysis and research to support the portfolio management function. He joined the team in 2000 and became a portfolio manager in November 2004. Padilla joined Macquarie Asset Management (MAM) in 1994 as assistant controller in the firm's treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining the firm, he held various positions at The Vanguard Group. Padilla holds a bachelor's degree in accounting from Lehigh University, and he is a member of the CFA Society of Philadelphia.

David E. Reidinger Managing Director, Senior Portfolio Manager
David E. Reidinger joined Macquarie Asset Management (MAM) in October 2016 as a Senior Portfolio Manager on the firm's US Core Equity team. He also performs analysis and research to support the portfolio management function. From June 2004 to September 2016, Reidinger was a senior analyst and portfolio manager at Chartwell Investment Partners, where he worked on the firm's small- and mid-cap growth strategies. Before that, Reidinger was a portfolio manager with Morgan Stanley Investment Management from 2000 to 2003, and a senior equity analyst with Tiger Management from 1998 to 2000. Reidinger began his career in 1993 as an equity research analyst with Goldman Sachs. With more than 20 years of experience as an analyst, he has covered a broad range of industries within the information technology, consumer, and industrial sectors. Reidinger earned bachelor's degrees in both mathematics and economics from Fordham University, and an MBA from Columbia Business School.

Delaware VIP Limited Duration Bond Series

J. David Hillmeyer and Daniela Mardarovici have primary responsibility for making the day-to-day investment decisions for Delaware VIP Limited Duration Bond Series.

J. David Hillmeyer, CFA Senior Managing Director, Co-Head of US Multisector Fixed Income
J. David Hillmeyer co-leads the firm's US Multisector Fixed Income team for Macquarie Asset Management Fixed Income (MFI) with responsibility for investment strategy and business development across the full suite of US multisector strategies. In addition, Hillmeyer has responsibility for our global credit strategies. Hillmeyer is also a member of MFI's Global Leadership Group which is responsible for the overall management of MFI including setting and executing on the team's strategic vision. Prior to joining Macquarie Asset Management (MAM) in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor's degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

Daniela Mardarovici, CFA Managing Director, Co-Head of US Multisector Fixed Income
Daniela Mardarovici co-leads the firm's US Multisector Fixed Income efforts for Macquarie Asset Management Fixed Income (MFI) with responsibility for investment and business strategy for the full suite of US multisector solutions. Mardarovici is also a member of MFI's Global Leadership Group which is responsible for the overall management of MFI including setting and executing the team's strategic vision. Prior to joining Macquarie Asset Management (MAM) in March 2019, she spent more than 13 years at BMO Global Asset Management as a senior investment leader. Since 2014, she was a member of the management committee of Taplin, Canida & Habacht (TCH), BMO's US fixed income group, and helped lead business strategy and development efforts. In addition, Mardarovici was responsible for driving investment strategy and managing institutional portfolios and mutual funds across a wide spectrum of strategies, including core, core plus, credit, multisector, and liability-driven investing (LDI). Previously, she managed taxable fixed income strategies and led investment management efforts for mortgage-backed securities at Harris Investment Management. She started her career in 2000 as a proprietary trader at Gelber Group. In 2018, Mardarovici was named one of the top 20 female portfolio managers by CityWire. She graduated magna cum laude with a major in economics and finance/banking from the University of Nebraska at Omaha. She is a member of the CFA Society New York and the CFA Institute.

Delaware VIP International Series

Jens Hansen, Klaus Petersen, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, and Chris Gowlland have primary responsibility for making the day-to-day investment decisions for Delaware VIP International Series.

Jens Hansen Managing Director, Chief Investment Officer - Global Equity Team
Jens Hansen heads the firm's Global Equity team and is a Portfolio Manager for the team's strategies. He joined Macquarie Asset Management (MAM) in June 2018. Hansen has been a portfolio manager since 2001. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. He attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade.

Klaus Petersen, CFA Managing Director, Senior Portfolio Manager
Klaus Petersen is a Senior Portfolio Manager for the firm's Global Equity team. He joined Macquarie Asset Management (MAM) in June 2018. Petersen has been a portfolio manager since 2006. Previously, he worked for ATP, Denmark's largest pension fund, beginning in 1999 as a senior portfolio manager and later in the role as team leader of the technology, media, and telecommunications (TMT) team. He joined Codan Bank in 1996, first as a senior sales analyst and later as a senior portfolio manager. Between 1988 and 1996, Petersen worked for various brokers as an equity sales analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting).

Who manages the Series

Claus Juul Vice President, Portfolio Manager
Claus Juul is a Portfolio Manager for the firm's Global Equity team. He joined Macquarie Asset Management (MAM) in June 2018. Juul has been a portfolio manager since 2004. Prior to that, he was an equity analyst at Spar Nord Bank before becoming vice president of the research department in 2001. He started his career in 1998 with Sydbank as an equity analyst. He attended the Aarhus School of Business where he gained a master's degree in economics and business administration.

Åsa Annerstedt Vice President, Portfolio Manager
Åsa Annerstedt is a Portfolio Manager for the firm's Global Equity team. She joined Macquarie Asset Management (MAM) in June 2018. Annerstedt has been a portfolio manager since 2013. Previously, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, she managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master's degree in finance and international trade from Lund University in Sweden.

Allan Saustrup Jensen, CFA, CAIA® Vice President, Portfolio Manager
Allan Saustrup Jensen joined Macquarie Asset Management (MAM) in May 2020 as a Portfolio Manager for the firm's Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MAM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Jensen was a trader at European Value Partners. Prior to that, he spent four years at UBS Wealth Management as a portfolio manager. He began his investment career at Nordea Bank. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance.

Chris Gowlland, CFA Senior Vice President, Head of Equity Quantitative Research
Chris Gowlland is the Head of Equity Quantitative Research, a role he assumed in July 2019. As part of his role, he also serves as portfolio manager for certain portfolios managed by the Global Equity team and for several different strategies in the firm's multi-asset class offerings. Previously, he was a senior quantitative analyst for the firm's equity department. Prior to joining Macquarie Asset Management (MAM) in May 2007, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird. He also spent several years in a Ph.D. program in political economy at Harvard University. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

Delaware VIP Total Return Series

Stefan Löwenthal, Jürgen Wurzer, and Aaron D. Young have primary responsibility for making the day-to-day investment decisions for Delaware VIP Total Return Series and determining its asset allocation.

Stefan Löwenthal, CFA Managing Director, Chief Investment Officer — Global Multi Asset Team
Stefan Löwenthal is the Chief Investment Officer for Macquarie Asset Management's Global Multi Asset team, a role he assumed in February 2013. He heads the global multi asset team, which is responsible for asset allocation and portfolio construction, the management of multi asset funds and institutional accounts, as well as the development of new investment strategies. In addition, Löwenthal oversees all research, portfolio management, and thought leadership activities of the team. He chairs the firm's Investment Policy Committee and is a member of the Professional Series Multi Manager Committee and the Private Infrastructure Fund Governance Committee. He joined Macquarie in February 2008 as a portfolio manager on the global multi asset team. He holds a Master of Management Science from Vienna University of Economics and Business. Löwenthal is a member of the CFA Society Austria and is a frequent speaker at industry events and universities.

Jürgen Wurzer, CFA Senior Vice President, Deputy Head of Portfolio Management — Global Multi Asset Team
Jürgen Wurzer is the Deputy Head of Portfolio Management for Macquarie Asset Management's Global Multi Asset team, a role he assumed in April 2018. He is responsible for designing and managing multi asset strategies, overseeing quantitative research and modelling, as well as analyzing global equity markets. He initially joined Macquarie in January 2007, focusing on multi asset solutions. Prior to re-joining Macquarie in April 2018, he was part of the multi asset management team at Erste Asset Management from September 2016 to March 2018. He graduated from University of Applied Sciences Wiener Neustadt with a master's degree. Wurzer is a lecturer for asset allocation, quantitative finance, and portfolio and risk management at several educational institutions.

Aaron D. Young Senior Vice President, Portfolio Manager
Aaron D. Young is a Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management's Delaware Management Company. He joined Macquarie Asset Management (MAM) as part of Delaware Funds that were involved in a transaction that closed on April 30, 2021. He joined Ivy Investments in 2005 as a fixed income analyst with an emphasis in credit research and derivative securities. He joined the Asset Strategy team at Ivy

Investments as an investment analyst in 2007. He had served as an assistant portfolio manager for investment companies managed by Ivy Investments (or its affiliates) since 2012 and has been a portfolio manager on the multi-asset investment team since 2016. He earned a bachelor's degree in philosophy from the University of Missouri and holds an MBA with an emphasis in finance and strategy from the Olin School of Business at Washington University.

Delaware VIP Investment Grade Series

Michael G. Wildstein has primary responsibility for making day-to-day investment decisions for Delaware VIP Investment Grade Series. When making investment decisions for the Series, Mr. Wildstein regularly consults with Kashif Ishaq and Wayne A. Anglace.

Michael G. Wildstein, CFA Senior Managing Director, Head of US Credit and Insurance
 Michael G. Wildstein is Head of US Credit and Insurance for Macquarie Asset Management Fixed Income (MFI). He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst for MFI, focused on the telecommunications sector for high-grade and high yield portfolios. Prior to joining Macquarie Asset Management (MAM) in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader. Prior to this, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned an MBA from Drexel University and a bachelor's degree from the University of Tampa.

Kashif Ishaq Managing Director, Senior Portfolio Manager
 Kashif Ishaq is a Senior Portfolio Manager across Macquarie Asset Management Fixed Income's (MFI) US Corporate Bond strategies. He manages corporate bond exposure within MFI's portfolios which include performing relative value analysis across different issuers, corporate curves and capital structures as well as risk surveillance. Given his experience in trading and risk systems, he has oversight for our corporate credit traders and maintains our key broker/dealer relationships. He started his fixed income career with Macquarie Asset Management (MAM) as a portfolio analyst on the firm's insurance portfolio management team before taking a position as an investment grade trader. Previously, he participated in Lincoln Financial Group's rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor's degree in corporate finance and accounting from Bentley College.

Wayne A. Anglace, CFA Managing Director, Senior Portfolio Manager
Wayne A. Anglace currently serves as a Senior Portfolio Manager for the firm's corporate and convertible bond strategies within Macquarie Asset Management Fixed Income (MFI). Prior to joining Macquarie Asset Management (MAM) in March 2007 as a research analyst for the firm's high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor's degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph's University, and he is a member of the CFA Society of Philadelphia. Anglace is a board member and chair of Clarifi.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Series shares.

Who manages the Series

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of the series' assets. A sub-advisor is a company generally responsible for the day-to-day management of the series' assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

Important information about the Series

Share classes

Delaware VIP Fund for Income Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series offer two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

In addition, you may have received Standard Class shares as the result of a merger or reorganization of a predecessor fund.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series have reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each Series is calculated by subtracting the liabilities of each Series from its total assets and dividing the resulting number by the number of shares outstanding for that Series. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem Series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series use fair value pricing, they may take into account any factors they deem appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series value their securities, normally at 4:00 pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing each Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of each Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and their contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series'

Important information about the Series

shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by a Series on the next Business Day following receipt by a Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

Each Series reserves the right to modify this policy at any time without notice, including modifications to a Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of each Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Series' market timing policy does not require the Series to take action in response to frequent trading activity. If a Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Series' shares may also force a Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Series' performance, if, for example, a Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and their agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. Each Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of their fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

The financial highlights tables are intended to help you understand the financial performance of the Standard Class of the Series and the Predecessor Series for the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series or Predecessor Series (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information for the fiscal years ended after October 4, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918. The information for the fiscal years ended prior to October 4, 2019 was audited by the Series' prior independent registered public accounting firm.

Prior to the Reorganization which occurred after the close of business on October 4, 2019, the Series had no investment operations. The Series are successors to the Predecessor Series. The Series commenced operations after the close of business on October 4, 2019. The financial highlights information presented for the Series includes the financial history of the Predecessor Series.

Delaware VIP® Fund for Income Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$6.41	$6.44	$6.36	$5.96	$6.45
Income (loss) from investment operations
Net investment income[2]	0.30	0.28	0.29	0.30	0.30
Net realized and unrealized gain (loss)	(0.99)	0.02	0.16	0.44	(0.46)
Total from investment operations	(0.69)	0.30	0.45	0.74	(0.16)
Less dividends and distributions from:
Net investment income	(0.32)	(0.33)	(0.37)	(0.34)	(0.33)
Net realized gain	(0.09)	—	—	—	—
Total dividends and distributions	(0.41)	(0.33)	(0.37)	(0.34)	(0.33)
Net asset value, end of period	$5.31	$6.41	$6.44	$6.36	$5.96
Total return[3]	(11.06%) [4]	4.88%	7.95% [4]	12.78% [4]	(2.58% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,373	$93,166	$97,868	$105,035	$100,198
Ratio of expenses to average net assets[5]	0.75%	0.80%	0.83%	0.85%	0.91%
Ratio of expenses to average net assets prior to fees waived[5]	0.86%	0.80%	0.87%	0.88%	0.91%
Ratio of net investment income to average net assets	5.40%	4.45%	4.73%	4.94%	4.93%
Ratio of net investment income to average net assets prior to fees waived	5.29%	4.45%	4.69%	4.91%	4.93%
Portfolio turnover	35%	86%	131%	115%	73%

[1]

On October 4, 2019, the First Investors Life Series Fund For Income shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Fund For Income shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.

Delaware VIP® Growth Equity Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$26.34	$19.79	$16.53	$14.14	$15.87
Income (loss) from investment operations
Net investment income (loss)[2]	0.02	(0.01)	0.01	0.07	0.05
Net realized and unrealized gain (loss)	(6.55)	7.56	4.39	3.28	(0.57)
Total from investment operations	(6.53)	7.55	4.40	3.35	(0.52)
Less dividends and distributions from:
Net investment income	—	(0.01)	(0.07)	(0.05)	(0.06)
Net realized gain	(4.12)	(0.99)	(1.07)	(0.91)	(1.15)
Total dividends and distributions	(4.12)	(1.00)	(1.14)	(0.96)	(1.21)
Net asset value, end of period	$15.69	$26.34	$19.79	$16.53	$14.14
Total return[3]	(26.60%) [4]	39.23%	29.50% [4]	24.35% [4]	(3.79% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,735	$131,860	$106,325	$91,962	$73,629
Ratio of expenses to average net assets	0.79%	0.75%	0.80%	0.82%	0.81%
Ratio of expenses to average net assets prior to fees waived	0.80%	0.75%	0.83%	0.84%	0.81%
Ratio of net investment income (loss) to average net assets	0.10%	(0.03% )	0.04%	0.43%	0.34%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.09%	(0.03% )	0.01%	0.41%	0.34%
Portfolio turnover	105%	31%	37%	45%	31%

[1]

On October 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

Financial highlights

Delaware VIP® Growth and Income Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$33.80	$28.17	$43.10	$41.84	$49.45
Income (loss) from investment operations
Net investment income[2]	0.79	0.70	0.59	0.71	0.72
Net realized and unrealized gain (loss)	0.30	5.49	(3.82)	8.82	(5.48)
Total from investment operations	1.09	6.19	(3.23)	9.53	(4.76)
Less dividends and distributions from:
Net investment income	(0.75)	(0.56)	(0.75)	(0.74)	(0.68)
Net realized gain	(3.25)	—	(10.95)	(7.53)	(2.17)
Total dividends and distributions	(4.00)	(0.56)	(11.70)	(8.27)	(2.85)
Net asset value, end of period	$30.89	$33.80	$28.17	$43.10	$41.84
Total return[3]	3.53%	22.20% [4]	(0.46% )	25.60%	(10.17% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$484,007	$516,250	$467,166	$518,042	$448,975
Ratio of expenses to average net assets[5]	0.71%	0.70%	0.74%	0.76%	0.77%
Ratio of expenses to average net assets prior to fees waived	0.71%	0.70%	0.74%	0.76%	0.77%
Ratio of net investment income to average net assets	2.58%	2.22%	2.09%	1.75%	1.54%
Ratio of net investment income to average net assets prior to fees waived	2.58%	2.22%	2.09%	1.75%	1.54%
Portfolio turnover	22%	49%	30%	122% [6]	58%

[1]

On October 4, 2019, the First Investors Life Series Growth & Income Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Growth & Income Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Delaware VIP® Opportunity Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$20.48	$17.10	$19.50	$15.58	$18.76
Income (loss) from investment operations
Net investment income[2]	0.10	0.04	0.22	0.11	0.24
Net realized and unrealized gain (loss)	(2.82)	3.88	0.36	4.49	(3.08)
Total from investment operations	(2.72)	3.92	0.58	4.60	(2.84)
Less dividends and distributions from:
Net investment income	(0.04)	(0.23)	(0.12)	(0.23)	(0.10)
Net realized gain	(1.39)	(0.31)	(2.86)	(0.45)	(0.24)
Total dividends and distributions	(1.43)	(0.54)	(2.98)	(0.68)	(0.34)
Net asset value, end of period	$16.33	$20.48	$17.10	$19.50	$15.58
Total return[3]	(13.68%) [4]	23.13% [4]	10.80% [4]	30.11% [4]	(15.38% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,995	$92,113	$85,676	$82,342	$64,195
Ratio of expenses to average net assets[5]	0.83%	0.83%	0.83%	0.84%	0.83%
Ratio of expenses to average net assets prior to fees waived[5]	0.93%	0.88%	0.97%	0.89%	0.83%
Ratio of net investment income to average net assets	0.60%	0.19%	1.50%	0.65%	1.34%
Ratio of net investment income to average net assets prior to fees waived	0.50%	0.14%	1.36%	0.60%	1.34%
Portfolio turnover	22%	17%	31%	125% [6]	59%

[1]

On October 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Financial highlights

Delaware VIP® Limited Duration Bond Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$9.47	$9.74	$9.66	$9.34	$9.61
Income (loss) from investment operations
Net investment income[2]	0.18	0.09	0.12	0.21	0.05
Net realized and unrealized gain (loss)	(0.57)	(0.15)	0.24	0.17	(0.07)
Total from investment operations	(0.39)	(0.06)	0.36	0.38	(0.02)
Less dividends and distributions from:
Net investment income	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)
Total dividends and distributions	(0.19)	(0.21)	(0.28)	(0.06)	(0.25)
Net asset value, end of period	$8.89	$9.47	$9.74	$9.66	$9.34
Total return[3]	(4.19% )	(0.68% )	3.79%	4.09%	(0.22% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,595	$25,263	$28,936	$31,712	$33,522
Ratio of expenses to average net assets[4]	0.53%	0.60%	0.75%	0.86%	1.15%
Ratio of expenses to average net assets prior to fees waived[4]	1.14%	0.94%	1.03%	1.10%	1.30%
Ratio of net investment income to average net assets	2.03%	0.90%	1.25%	2.15%	0.49%
Ratio of net investment income to average net assets prior to fees waived	1.42%	0.56%	0.97%	1.91%	0.34%
Portfolio turnover	157%	252%	126%	108%	268%

[1]

On October 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.

Delaware VIP® International Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$19.87	$19.16	$25.00	$22.08	$26.57
Income (loss) from investment operations
Net investment income[2]	0.24	0.26	0.27	0.18	0.21
Net realized and unrealized gain (loss)	(3.53)	1.05	—	4.97	(3.29)
Total from investment operations	(3.29)	1.31	0.27	5.15	(3.08)
Less dividends and distributions from:
Net investment income	(0.25)	(0.19)	—	(0.19)	(0.21)
Net realized gain	(1.39)	(0.41)	(6.11)	(2.04)	(1.20)
Total dividends and distributions	(1.64)	(0.60)	(6.11)	(2.23)	(1.41)
Net asset value, end of period	$14.94	$19.87	$19.16	$25.00	$22.08
Total return[3]	(17.34%) [4]	6.87% [4]	7.16% [4]	24.91% [4]	(12.16% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$171,244	$217,194	$215,577	$166,210	$142,248
Ratio of expenses to average net assets[5]	0.86%	0.90%	0.87%	0.83%	0.86%
Ratio of expenses to average net assets prior to fees waived[5]	0.97%	1.00%	1.04%	0.87%	0.86%
Ratio of net investment income to average net assets	1.49%	1.28%	1.44%	0.75%	0.84%
Ratio of net investment income to average net assets prior to fees waived	1.38%	1.18%	1.27%	0.71%	0.84%
Portfolio turnover	29%	33%	16%	144% [6]	50%

[1]

On October 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Financial highlights

Delaware VIP® Total Return Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$14.29	$12.56	$14.29	$12.50	$13.83
Income (loss) from investment operations
Net investment income[2]	0.12	0.21	0.24	0.22	0.24
Net realized and unrealized gain (loss)	(1.55)	1.82	(0.44)	2.08	(1.28)
Total from investment operations	(1.43)	2.03	(0.20)	2.30	(1.04)
Less dividends and distributions from:
Net investment income	(0.28)	(0.30)	(0.27)	(0.26)	(0.22)
Net realized gain	(1.20)	—	(1.26)	(0.25)	(0.07)
Total dividends and distributions	(1.48)	(0.30)	(1.53)	(0.51)	(0.29)
Net asset value, end of period	$11.38	$14.29	$12.56	$14.29	$12.50
Total return[3]	(10.56%) [4]	16.37% [4]	0.91% [4]	18.88% [4]	(7.65% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,528	$56,077	$54,281	$58,637	$51,630
Ratio of expenses to average net assets[5]	0.84%	0.86%	0.86%	0.93%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	1.03%	0.96%	1.06%	0.99%	0.90%
Ratio of net investment income to average net assets	0.96%	1.56%	2.01%	1.63%	1.80%
Ratio of net investment income to average net assets prior to fees waived	0.77%	1.46%	1.81%	1.57%	1.80%
Portfolio turnover	55%	95%	87%	150% [6]	68%

[1]

On October 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Delaware VIP® Investment Grade Series

	Year ended
Standard Class shares	12/31/22	12/31/21	12/31/20	12/31/19[1]	12/31/18
Net asset value, beginning of period	$10.80	$11.60	$11.02	$10.18	$10.80
Income (loss) from investment operations
Net investment income[2]	0.31	0.27	0.26	0.29	0.31
Net realized and unrealized gain (loss)	(2.13)	(0.37)	0.98	0.95	(0.53)
Total from investment operations	(1.82)	(0.10)	1.24	1.24	(0.22)
Less dividends and distributions from:
Net investment income	(0.34)	(0.34)	(0.41)	(0.40)	(0.40)
Net realized gain	(0.14)	(0.36)	(0.25)	—	—
Total dividends and distributions	(0.48)	(0.70)	(0.66)	(0.40)	(0.40)
Net asset value, end of period	$8.50	$10.80	$11.60	$11.02	$10.18
Total return[3]	(17.06% )	(0.72% )	11.91%	12.62%	(2.03% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,243	$54,069	$60,080	$61,952	$61,630
Ratio of expenses to average net assets[4]	0.63%	0.65%	0.69%	0.73%	0.70%
Ratio of expenses to average net assets prior to fees waived[4]	0.87%	0.74%	0.81%	0.90%	0.85%
Ratio of net investment income to average net assets	3.44%	2.45%	2.39%	2.76%	3.05%
Ratio of net investment income to average net assets prior to fees waived	3.20%	2.36%	2.27%	2.59%	2.90%
Portfolio turnover	99%	110%	147%	157% [5]	53%

[1]

On October 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. The Standard Class shares financial highlights for the period prior to October 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.

[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

Financial highlights

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-FOR-VIP 4/23

Prospectus

Delaware VIP® Trust

Delaware VIP Fund for Income Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

Service Class

May 1, 2023

The US Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.

Series summary	1
Delaware VIP Fund for Income Series	1
Delaware VIP International Series	5
Delaware VIP Total Return Series	10
Delaware VIP Investment Grade Series	15
How we manage the Series	20
Our principal investment strategies	20
The risks of investing in the Series	28
Disclosure of portfolio holdings information	41
Who manages the Series	42
Investment manager	42
Sub-advisors	42
Portfolio managers	43
Manager of managers structure	45
Who’s who	46
Important information about the Series	47
Share classes	47
Salesperson and life insurance company compensation	47
Purchase and redemption of shares	47
Payments to intermediaries	47
Calculating share price	48
Fair valuation	48
Frequent trading of Series shares (market timing and disruptive trading)	48
Dividends, distributions, and taxes	50
Certain management considerations	50
Financial highlights	51

Series summary

Delaware VIP® Fund for Income Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Fund for Income Series seeks high current income.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.28%
Total annual series operating expenses	1.23%
Fee waivers and expense reimbursements	(0.19%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	1.04%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$106
3 years	$372
5 years	$657
10 years	$1,472

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. For the period from the commencement of Series’ operations through the end of the most recent fiscal year, the Series’ portfolio turnover rate was 35% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series primarily invests in corporate bonds rated at the time of purchase lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) or lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). These are commonly known as high yield bonds or “junk bonds” and involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Series’ investment manager, Delaware Management Company (Manager), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series may also invest in US and foreign government securities and corporate bonds of foreign issuers. The Series may invest in bonds of any maturity or duration. The Series may invest up to 40% of its net assets in foreign securities; however, the Series’ total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series’ net assets, and investments in emerging market securities will be limited to 20% of the Series’ net assets. Emerging market countries include those currently considered to be developing or emerging

1

Series summary

countries by the World Bank, the United Nations, the countries’ governments, or in the judgment of the Series’ investment manager, Delaware Management Company. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond’s appreciation potential as well as the issuer’s ability to make income and principal payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A series’ ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series’ asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance.

2

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Fund for Income Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series by showing the performance of the Series’ Standard Class shares. The Series’ Standard Class shares adopted the performance of the First Investors Life Series Fund For Income (Predecessor Series) as the result of a reorganization of the Predecessor Series into the Series which was consummated after the close of business on October 4, 2019 (Reorganization). The Series had not yet commenced operations prior to the Reorganization. The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Series.  The Predecessor Series was reorganized into the Series after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Series.

Service Class share performance is not provided because Service Class shares commenced operations as of April 1, 2022. The performance of the Series’ Service Class shares will appear in a future version of this Prospectus after Service Class shares have annual returns for one complete calendar year. Service Class share performance would be lower than Standard Class share performance because of the 12b-1 fees applicable to Service Class shares.

The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Standard Class)

Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Year Total Return	6.88%	0.79%	-1.85%	11.12%	6.82%	-2.58%	12.78%	7.95%	4.88%	-11.06%

During the periods illustrated in this bar chart, the Class’s highest quarterly return was 9.63% for the quarter ended June 30, 2020, and its lowest quarterly return was -11.16% for the quarter ended March 31, 2020.

3

Series summary

Average annual total returns for periods ended December 31, 2022

	1 year	5 years	10 years
Fund for Income Series — Standard Class	-11.06%	2.04%	3.34%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	-11.21%	2.10%	3.94%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
John P. McCarthy, CFA	Managing Director, Senior Portfolio Manager	October 2019
Adam H. Brown, CFA	Managing Director, Senior Portfolio Manager	October 2019

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Delaware VIP® International Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP International Series seeks long-term capital growth.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.85%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.12%
Total annual series operating expenses	1.27%
Fee waivers and expense reimbursements	(0.11%)(1)
Total annual series operating expenses after fee waivers	1.16%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.86% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$118
3 years	$392
5 years	$686
10 years	$1,524

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 29% of the average value of its portfolio.

What are the Series’ principal investment strategies?

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. Additionally, in pursuing its investment

5

Series summary

strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series may invest in emerging markets securities. The Series is a nondiversified fund.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series’ ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business.

An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value.

The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Screening is a method used for idea generation.  A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further.  Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

Consumer staples sector risk — Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, world events, government regulation, environmental factors, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Nondiversification risk — A nondiversified series has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the series. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic

6

environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Geographic focus risk — The risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a series’ value and total return because the series may hold larger positions in fewer securities than other series. In addition, a series that holds a limited number of securities may be more volatile than those series that hold a greater number of securities.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® International Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

7

Series summary

Calendar year-by-year total return (Service Class)

Year	2021	2022
Year Total Return	6.59%	-17.60%

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 16.15% for the quarter ended December 31, 2022, and its lowest quarterly return was -12.57% for the quarter ended June 30, 2022.

Average annual total returns for periods ended December 31, 2022

	1 year	Lifetime
International Series — Service Class (lifetime: 12/14/20-12/31/22)	-17.60%	-5.61%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses, but reflects the deduction of foreign withholding taxes on dividends)	-14.45%	-0.19%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or foreign withholding taxes on dividends)	-14.01%	0.29%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Jens Hansen	Managing Director, Chief Investment Officer — Global Equity Team	October 2019
Klaus Petersen, CFA	Managing Director, Senior Portfolio Manager	October 2019
Claus Juul	Vice President, Portfolio Manager	October 2019
Åsa Annerstedt	Vice President, Portfolio Manager	October 2019
Allan Saustrup Jensen, CFA, CAIA®	Vice President, Portfolio Manager	May 2020
Chris Gowlland, CFA	Senior Vice President, Head of Equity Quantitative Research	October 2019

Sub-advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

8

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Series summary

Delaware VIP® Total Return Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Total Return Series seeks to provide sustainable current income with potential for capital appreciation with moderate investment risk.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.65%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.38%
Total annual series operating expenses	1.33%
Fee waivers and expense reimbursements	(0.20%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	1.13%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$115
3 years	$402
5 years	$710
10 years	$1,584

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 55% of the average value of its portfolio.

What are the Series’ principal investment strategies?

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments.

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The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. MIMAK’s dynamic asset-allocation framework will be used to determine the proportion of the Series’ assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection. Reallocations outside of the above ranges are expected to occur infrequently.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as high yield or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s Investors Service, Inc. (Moody's) or below BBB- by Standard & Poor’s Financial Services LLC (S&P) as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager primarily focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. The Series may invest in credit-linked securities, provided that no more than 10% of the Series’ net assets are invested in credit-linked securities.

The Series may also invest in real estate related companies and real estate investment trusts (REITs).

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series’ total assets and primarily hold derivatives and exchange-traded funds (ETFs).

The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series’ portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). The Manager may also permit MIMGL to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

The Series’ 80% policy is nonfundamental and may be changed without shareholder approval. Series shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

11

Series summary

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Total Return Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

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Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Calendar year-by-year total return (Service Class)

Year	2020	2021	2022
Year Total Return	0.54%	15.96%	-10.82%

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 10.70% for the quarter ended December 31, 2020, and its lowest quarterly return was -20.50% for the quarter ended March 31, 2020.

Average annual total returns for periods ended December 31, 2022

	1 year	Lifetime
Total Return Series — Service Class (lifetime: 10/4/19-12/31/22)	-10.82%	2.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.47%
60% S&P 500® Index/40% Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)	-15.56%	5.27%
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)	-13.01%	-2.61%

Who manages the Series?

Investment manager

Portfolio manager	Title with Delaware Management Company	Start date on the Series
Aaron D. Young	Senior Vice President, Portfolio Manager	May 2022

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Sub-advisors

MIMAK serves as sub-advisor for the Series. MIMAK works together with the Manager to make the day-to-day investment decisions for the Series and to determine the Series' asset allocation.

Portfolio managers	Title with MIMAK	Start date on the Series
Stefan Löwenthal	Managing Director, Chief Investment Officer – Global Multi-Asset Team	June 2020
Jürgen Wurzer	Senior Vice President, Deputy Head of Portfolio Management – Global Multi-Asset Team	June 2020

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

13

Series summary

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Delaware VIP® Investment Grade Series, a series of Delaware VIP Trust

What is the Series’ investment objective?

Delaware VIP Investment Grade Series seeks to generate a maximum level of income consistent with investment primarily in investment grade debt securities.

What are the Series’ fees and expenses?

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	Service
Management fees	0.50%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.35%
Total annual series operating expenses	1.15%
Fee waivers and expense reimbursements	(0.22%)(1)
Total annual series operating expenses after fee waivers and expense reimbursements	0.93%
[1]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.63% of the Series’ average daily net assets from May 1, 2023 through April 30, 2024. These waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

Example

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Service
1 year	$95
3 years	$344
5 years	$612
10 years	$1,378

Portfolio turnover

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in the annual series operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 99% of the average value of its portfolio.

What are the Series’ principal investment strategies?

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities. Investment grade debt securities include those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (Moody's) or Standard & Poor's Financial Services LLC (S&P) or that are unrated but determined by the Manager to be of equivalent quality.

The Series primarily invests in investment grade US corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. In making investment decisions, the Manager considers the

15

Series summary

outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer’s financial condition. The Manager attempts to stay broadly diversified, but may emphasize certain industries based on its outlook. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available. The Manager will not necessarily sell an investment if its rating is reduced.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include bonds that are rated below Baa3 by Moody’s or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, but relies principally on its own research and investment analysis. In managing its portion of the Series, the Manager focuses on investments it believes can generate attractive and consistent income. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager’s expectations. In addition, the Manager may also invest in active or passive exchange-traded funds (ETFs) that could expose the Series to high yield securities.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to rise, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

What are the principal risks of investing in the Series?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. An investment in the Series may not be appropriate for all investors. The Series’ principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Prepayment risk — The risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A series may then have to reinvest that money at a lower interest rate.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series’ expenses may be higher and performance may be lower.

16

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a series has valued them.

Active management and selection risk — The risk that the securities selected by a series’ management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware VIP® Investment Grade Series performed?

The bar chart and table below provide some indication of the risks of investing in the Series. The bar chart shows changes in performance from year to year and the table shows how average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The past performance shown (before and after taxes) is not necessarily an indication of how the Series will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

You may obtain the Series’ most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/vip-performance.

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

17

Series summary

Calendar year-by-year total return (Service Class)

Year	2020	2021	2022
Year Total Return	11.57%	-1.03%	-17.32%

During the periods illustrated in this bar chart, Service Class’s highest quarterly return was 10.75% for the quarter ended June 30, 2020, and its lowest quarterly return was -8.47% for the quarter ended June 30, 2022.

Average annual total returns for periods ended December 31, 2022

	1 year	Lifetime
Investment Grade Series — Service Class (lifetime: 10/4/19-12/31/22)	-17.32%	-2.72%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)	-15.76%	-2.55%

Who manages the Series?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Series
Michael G. Wildstein, CFA	Senior Managing Director, Head of US Credit and Insurance	October 2019
Kashif Ishaq	Managing Director, Senior Portfolio Manager	October 2019
Wayne A. Anglace, CFA	Managing Director, Senior Portfolio Manager	October 2019

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK)

Macquarie Investment Management Europe Limited (MIMEL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Series shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Tax information

The dividends and distributions paid from the Series to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Series must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

18

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Series through a broker/dealer or other financial intermediary (such as an insurance company), the Series and its related companies may pay the intermediary for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Series over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

How we manage the Series

Our principal investment strategies

Delaware VIP Fund for Income Series

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Series.

The Manager invests primarily in fixed income securities that it believes will have an above-average and consistent yield, considering what is available, and will tend to reduce the risk of market fluctuations. The Manager expects to invest the majority of the Series' net assets primarily in high yield bonds (also called “junk bonds”), which involve greater risks than investment grade bonds. The Series may also invest in unrated bonds that the Manager considers to have comparable credit characteristics. Unrated bonds may be more speculative in nature than rated bonds. The Series may invest up to 40% of its net assets in foreign securities; however, the Series' total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series' net assets, and investments in emerging market securities will be limited to 20% of the Series' net assets.

Before selecting high yield corporate bonds, the Manager carefully evaluates each individual bond including its income potential and the size of the bond issuance. The size of the issuance helps the Manager evaluate how easily it may be able to buy and sell the bond. Before purchasing a bond, the Manager evaluates both the income level and its potential for price appreciation.

The Manager also does a thorough credit analysis of the issuer to determine whether that company has the financial ability to meet the bond's payments.

The Series maintains a well-diversified portfolio of high yield bonds that represents many different sectors and industries. Through diversification, the Manager can help to reduce the impact that any individual bond might have on the portfolio should the issuer have difficulty making payments.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP International Series

The Series invests primarily in equity securities of companies that are located outside of the United States, including common or ordinary stocks, which provide the potential for capital appreciation. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest in securities issued in any currency and may hold foreign currency.

To a limited degree, the Series may also invest in companies based in the United States. The Series may rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer.

The Series may invest in emerging or developing markets, and the Series may focus its investments in companies located in or tied economically to particular countries or regions. Additionally, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the consumer staples sector. The Series is a nondiversified series.

The investment process is bottom-up, research-driven. The aim is to produce attractive risk-adjusted long-term returns by investing in understandable, quality businesses with mispriced earnings power. Mispricings occur when shorter term market fluctuations lead to a discount between a stock's price and its fair value which is derived from such factors as the long term sales and future earnings potential of a business.

Stock selection rests on an assessment of each company and its risk-return profile. Sustainability is defined as the Series' ability to generate profits over the long term that also from time to time have the ability to redeploy part of earnings and reinvest into future advantageous areas of the business. Research is centered on understanding the nature and sustainability of how the company creates value, including the associated risks.

Businesses identified as attractive are likely to display one or more of these favorable characteristics: solid earnings power and free cash flow generation, sustainable business models and competitive advantages, ability to reinvest at rates above the cost of capital, flexibility to restructure inefficiencies, potential to benefit from consolidation within their industries, and ability to gain market share from competitors. Sustainable businesses are businesses that have the ability to generate profits over the long term that also from time to time have the ability to redeploy earnings and reinvest into future advantageous areas of the business.

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An estimate for long-term earnings power is derived in order to calculate the fair value of a company. Fair value is defined as the estimated worth of a company based upon the company's earning potential and other variables. To compensate for unpredictable risks, the team aims to invest in companies that can be bought within an adequate safety margin to the estimated fair value. The portfolio managers strive to purchase stocks at a discount to what they deem to be true value. The discount effectively provides a cushion to absorb potential stock price depreciation due to such factors as unexpected negative shifts in currency values and/or economic or political instability and negative shifts in company earnings.

Screening is a method used for idea generation. A typical screen may exclude stocks under a certain market cap and then applying numerous valuation, quality and growth metrics as hurdles that would effectively reduce the universe further. Survivors would become candidates for fundamental research whereas in-depth analysis occurs to ultimately determine the attractiveness of a stock for potential portfolio admission.

The Manager may permit its affiliate, MIMGL, to execute Series security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

Delaware VIP Total Return Series

For the purposes of this section, a reference to the Manager may also include MIMAK with respect to its role as sub-advisor of the Series.

The Series allocates its assets among stocks (US and foreign companies), bonds and money market instruments. The Series does not use a fixed formula for allocating investments between stocks and bonds. While the percentage of assets allocated to each asset class is flexible rather than fixed, the Series normally invests at least 50% of its net assets in stocks, stock equivalents, and convertible securities with the remainder in bonds, cash and money market instruments. The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Series' portfolio managers.

The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Sub-advisor. Reallocations outside of the above ranges are expected to occur infrequently.

In allocating assets, MIMAK, the Series' sub-advisor, will apply a dedicated yield focus for existing asset classes, use systematic strategies to expand the investment universe and implement a systematic yield-enhancing security selection process.

In addition, the Manager may seek investment advice and recommendations relating to fixed income securities from its affiliates: MIMEL and MIMGL. The Manager may also permit MIMGL to execute Series equity security trades on behalf of the Manager. The Manager may also permit MIMEL and MIMGL to exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's or MIMGL's specialized market knowledge, and the Manager may also seek quantitative support from MIMGL. MIMGL is also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

MIMAK expresses its asset allocation convictions across 25 directional, relative asset class decisions (pairwise views). The pairwise approach allows MIMAK to uniquely focus on the direction, rather than the degree, of returns. The result of this approach is to deliver an optimal asset allocation construct in the current and projected economic environment. Proprietary tools deliver additional insights that provide unique inputs into fundamental decision making.

MIMAK 's dynamic asset-allocation framework will be used to determine the proportion of the Series' assets that will be allocated to the various asset classes, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

The Series may also invest in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody's or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager primarily focus on investments they believe can generate attractive and consistent income. In addition, the manager may seek investments that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, they rely principally on their own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager's expectations. They may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

21

How we manage the Series

The Series may also invest in real estate related companies and REITs.

In connection with its dynamic asset-allocation framework, MIMAK will also manage a tactical/completion sleeve and such sleeve will typically vary from 0% to 20% of the Series' total assets and primarily hold derivatives and ETFs.

The Series may use a wide range of derivatives instruments, typically including forward foreign currency contracts, options, futures contracts, options on futures contracts, and credit default swaps. The Series will use derivatives for both hedging and non-hedging purposes; as a substitute for purchasing or selling securities; and to manage the Series' portfolio characteristics. For example, the Series may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this Prospectus.

Delaware VIP Investment Grade Series

Under normal circumstances, the Series invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade debt securities (80% policy). The 80% policy is nonfundamental and may be changed without shareholder approval, but the Series will provide shareholders with at least 60 days notice before changing this 80% policy. The Series defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody's or S&P or that are unrated but determined by the Manager to be of equivalent quality. The Series will not necessarily sell an investment if its rating is reduced.

The Series invests primarily in investment grade corporate bonds. The Series may also invest in other investment grade securities, including securities issued or guaranteed by the US Government or US Government-sponsored enterprises (some of which are not backed by the full faith and credit of the US Government) and investment grade mortgage-backed and other asset-backed securities. The Manager attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions. In selecting investments, the Manager considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength. The Manager also considers ratings assigned by ratings services in addition to its own research and investment analysis. The Manager usually will sell a security when it shows deteriorating fundamentals, it falls short of the Manager's expectations, or a more attractive investment is available.

In addition, the Manager may seek investment advice and recommendations from its affiliates: MIMAK, MIMEL, and MIMGL. The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor's specialized market knowledge.

The Manager may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities. By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

To a lesser extent, the Series also invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include both bonds that are rated below Baa3 by Moody's or below BBB- by S&P as well as unrated bonds that are determined by the Manager to be of equivalent quality. The Series may also be exposed to high yield securities through the Manager's investments in exchange-traded funds (ETFs). Additionally, from time to time, in pursuing its investment strategies, the Series may hold significant investments (25% or more of its assets) in a specific market sector, including the financials sector.

High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High yield securities may be backed by receivables or other assets. The Manager attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Manager will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Manager may sell a bond when it shows deteriorating fundamentals or it falls short of the Manager's expectations. It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

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The Series may invest in securities of any maturity or duration, but may adjust its average portfolio weighted duration or maturity in anticipation of interest rate changes. For example, if the Series expects interest rates to increase, it may seek to reduce its average portfolio weighted duration and maturity. The Series may also invest in US Treasury futures and options on US Treasury futures to hedge against changes in interest rates.

While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). It will not use derivatives for reasons inconsistent with its investment objective. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Series' investment objective is nonfundamental. This means that the Series' Board of Trustees (Board) may change the objective without obtaining shareholder approval. If the objective were changed, the Series would notify shareholders at least 60 days before the change became effective.

The Statement of Additional Information also describes non-principal investment strategies that the Series may use, including investing in other types of investments that are not described in this prospectus.

The securities in which the Series typically invest

Please see the Series' SAI for additional information about certain of the securities described below as well as other securities in which the Series may invest.

Asset-backed securities (ABS)

ABS are bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Series use them: Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in ABS.

Bank loans and other indebtedness

A bank loan represents an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiror of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest without restriction in bank loans that meet the credit standards established by the Manager. The Manager performs its own independent credit analysis on each borrower and on the collateral securing each loan. The Manager considers the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower. Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series will not use bank loans for reasons inconsistent with the Series' investment objective. It might take longer than 7 days for investments in leveraged loans to settle. The Series intend to meet short term liquidity needs if certain bank loans need longer settlement through regular monitoring in conjunction with their Liquidity Risk Management Program.

Common or ordinary stocks

Common or ordinary stocks are securities that represent shares of ownership in a corporation. Stockholders may participate in a corporation's profits through its distributions of dividends to stockholders, proportionate to the number of shares they own.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP International Series and Delaware VIP Total Return Series will generally invest in common or ordinary stocks, some of which may be dividend-paying stocks.

Convertible securities

Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in convertible securities and select them on the basis of the common stocks into which they can be converted, not on the basis of the debt ratings of the convertible securities.

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How we manage the Series

Corporate bonds

Corporate bonds are bonds, notes, or debentures issued by corporations and other business organizations, including REITs, and other business trusts. A REIT is a company that owns or finances income-producing real estate.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization (NRSRO) (for example, rated BBB- or higher by S&P or Baa3 or higher by Moody's), and Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in high yield corporate bonds as described below.

Credit linked notes

A credit linked note (CLN) is structured as a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors. The issuer is not obligated to repay the debt if a specified event occurs. It is issued by a special purpose company or trust, designed to offer investors par value at maturity unless the referenced entity defaults. In the case of default, the investors receive a recovery rate. The trust will also have entered into a default swap with a dealer. In case of default, the trust will pay the dealer par minus the recovery rate, in exchange for an annual fee which is passed on to the investors in the form of a higher yield on their note. The CLNs themselves are typically backed by very highly-rated collateral, such as US Treasury securities.

How the Series use them: Delaware VIP Total Return Series may invest no more than 10% of its net assets in credit-linked securities.

Foreign corporate and government securities

Foreign corporate and government securities are securities issued by a non-US company or a government or by an agency, instrumentality, or political subdivision of such government.

How the Series use them: The fixed income securities in which Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest include those issued by foreign governments.

Foreign securities

Foreign securities are securities of issuers which are classified by index providers, or by the investment manager applying internally consistent guidelines, as being assigned to countries outside the United States. Investments in foreign securities include investments in American depositary receipts (ADRs), European depositary receipts (EDRs), and global depositary receipts (GDRs). ADRs are receipts issued by a depositary (usually a US bank) and EDRs and GDRs are receipts issued by a depositary outside of the US (usually a non-US bank or trust company or a foreign branch of a US bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or US issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

How the Series use them: Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in securities of foreign companies traded in the United States. Delaware VIP Fund for Income Series, Delaware VIP International Series and Delaware VIP Total Return Series may invest in foreign securities traded in foreign markets and emerging markets. Delaware VIP International Series and Delaware VIP Total Return Series may invest in sponsored and unsponsored ADRs. The ADRs in which the Series may invest will be those that are actively traded in the United States.

Forward foreign currency contracts

A series may invest in securities of foreign issuers and may hold foreign currency. In addition, a series may enter into contracts to purchase or sell foreign currencies at a future date (a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

How the Series use them: Delaware VIP Total Return Series is permitted to, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. However, although the Manager values the Series' assets daily in terms of US dollars, it does not intend to convert the Series' holdings of foreign currencies into US dollars on a daily basis. The Series may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of US dollars or other currencies in which the transaction will be consummated.

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Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement, a futures contract, or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

Certain options and futures may be considered illiquid.

How the Series use them: Delaware VIP Investment Grade Series may use futures or options. At times when the Manager anticipates adverse conditions, it may want to protect gains on securities or swap agreements for the Series without actually selling them. The Manager might use options to seek to neutralize the effect of any price declines, without selling a security or swap agreement, or as a hedge against changes in interest rates. The Manager may also sell an option contract (often referred to as “writing” an option) to earn additional income for the Series. Delaware VIP Investment Grade Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes.

Delaware VIP Total Return Series may use futures or options. If the Series has securities that have unrealized gains because of past appreciation, the portfolio managers may want to protect those gains when they anticipate adverse conditions. The portfolio managers might use options or futures to seek to neutralize the effect of any price declines, without selling the security. For example, the Series might sell stock futures or stock index futures to sell the stock at a specific price on a specific date in the future. If prices then fell, the decline would be offset by the gain on the futures contract. On the other hand, if prices rose, the gains would be offset by the loss on the futures contract. Effectively, this strategy seeks to reduce the overall exposure and risk of the Series without the need to actually sell underlying securities in the portfolio.

In addition, Delaware VIP Total Return Series might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. The portfolio managers might use this approach if the Series had excess cash that the portfolio managers wanted to invest quickly. Delaware VIP Total Return Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes. The Series might also use call options if the portfolio managers believe that doing so would help the Series meet its investment objectives.

It is anticipated that Series' investments in futures and options may generate qualifying income under Subchapter M of the Internal Revenue Code. The Manager intends to manage the Series so that they will qualify as a registered management company under the Internal Revenue Code.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

High yield corporate bonds (junk bonds)

High yield corporate bonds are debt obligations issued by a corporation and rated below investment grade (lower than BBB- by S&P and lower than Baa3 by Moody's or similarly rated by another NRSRO). High yield bonds, also known as “junk bonds,” are issued by corporations that have lower credit quality and may have difficulty repaying principal and interest.

How the Series use them: Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in high yield corporate bonds. The Manager carefully evaluates an individual company's financial situation, its management, the prospects for its industry, and the technical factors related to its bond offering. The Manager's goal is to identify those companies that it believes will be able to repay their debt obligations in spite of poor ratings. Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in unrated bonds if the Manager believes their credit quality is comparable to the rated bonds in which the Series is permitted to invest. Unrated bonds may be more speculative in nature than rated bonds.

Senior loans

Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds. However, unlike traditional high yield bonds, senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. Senior loans may be subject to less substantial lender protections, such as limited financial maintenance covenants or in some cases, no financial maintenance covenants (such as for covenant-light loans), and less restrictive borrower covenants, than would typically be included in a traditional loan agreement.

How the Series use them: Delaware VIP Fund for Income Series may invest in senior loans, including covenant-light loans.

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How we manage the Series

Illiquid investments

Illiquid investments are any investment that a series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

How the Series use them: The Series may invest up to 10% of their net assets in illiquid investments. Securities that are traded on foreign markets can be illiquid at times.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a series receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a series receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a series receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a series may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, or restructuring, for example) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Series use them: Delaware VIP Total Return Series may use interest rate swaps to adjust its sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. Delaware VIP Total Return Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Series and can lead to loss of principal.

Investment company securities

Any investments in investment company securities, including exchange-traded funds (“ETFs”), will be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules thereunder, and would involve a payment of the pro rata portion of their expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a series generally may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a series' total assets in the shares of any one investment company; or (iii) invest more than 10% of a series' total assets in shares of other investment companies unless any rules, regulations or no-action or exemptive relief under the 1940 Act permit a series' investments to exceed such limits. These percentage limitations also apply to a series' investment in an unregistered investment company.

How the Series use them: Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in investment company securities, which include securities of ETFs. Delaware VIP Total Return Series may invest in investment company securities to the extent that it helps achieve the investment objective.

Mortgage-backed securities (MBS)

MBS are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the US government or its agencies or instrumentalities, such as Freddie Mac, Fannie Mae, and Ginnie Mae. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the US government or its agencies or instrumentalities.

How the Series use them: Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in MBS issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Delaware VIP Total Return Series may also invest in mortgage-backed securities issued by certain private, nongovernment entities.

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Real estate investment trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

How the Series use them: Delaware VIP International Series and Delaware VIP Total Return Series may invest in REITs.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a series, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Series use them: Typically, Delaware VIP Fund for Income Series uses repurchase agreements as a short-term investment for its cash positions or for temporary defensive purposes. In order to enter into these repurchase agreements, the Series must have collateral of at least 102% of the repurchase price. Delaware VIP Fund for Income Series will only enter into repurchase agreements in which the collateral is composed of US government securities. At the Manager's discretion, the Series may invest overnight cash balances in short-term discount notes issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under US securities laws.

How the Series use them: The Series may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Series' limit on investments in illiquid investments.

Short sales

Short sales are transactions in which a series sells a security it does not own and, at the time the short sale is effected, the series incurs an obligation to replace the security borrowed no matter what its price may be at the time the series delivers it to the lender.

How the Series use them: The Manager may establish short positions in ETFs in an attempt to isolate, manage, or reduce the risk of individual securities positions held by Delaware VIP Total Return Series and Delaware VIP Investment Grade Series of a decline in a particular market sector to which the Series has significant exposure, or of the exposure to securities owned by the Series in the aggregate. Such short sales may also be implemented in an attempt to manage the duration of the Series' holdings. There is no assurance that any such short sales will achieve their intended objective(s). The Manager will not engage in short sales for speculative purposes.

Short-term debt or money market instruments

These instruments include: (1) time deposits, certificates of deposit, and banker's acceptances issued by US banks; (2) time deposits and certificates of deposit issued by foreign banks; (3) commercial paper with the highest quality rating; (4) short-term debt obligations with the highest quality rating; (5) US government securities; and (6) repurchase agreements collateralized by those instruments.

How the Series use them: Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in these instruments either as a means to achieve their investment objectives or, more commonly, as temporary defensive instruments or as a pending investment in the Series' principal investment securities. When investing all or a significant portion of a Series' assets in these instruments, the Series may not be able to achieve its investment objective.

Time deposits

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

How the Series use them: The Series will not purchase time deposits maturing in more than seven calendar days, and time deposits maturing from two Business Days through seven calendar days will not exceed 15% of the Series' total assets. (A “Business Day” is any day that the New York Stock Exchange (NYSE) is open for business.)

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How we manage the Series

US government securities

US government securities are direct US obligations that include bills, notes, and bonds, as well as other debt securities, issued by the US Treasury, and securities of US government agencies or instrumentalities. US Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and US government-sponsored instrumentalities may or may not be backed by the “full faith and credit” of the US. In the case of securities not backed by the “full faith and credit” of the US, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

How the Series use them: Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in direct US government securities and securities issued by US government-sponsored enterprises. Delaware VIP Fund for Income Series may invest without limit in US government securities, though they typically only represent a small percentage of the Series' portfolio because they generally do not offer as high a level of current income as high yield bonds. Delaware VIP Investment Grade Series may invest without limit in US Treasury securities, though they are typically not the Series' largest holding because they generally do not offer as high a level of current income as other fixed income securities.

Zero coupon and payment-in-kind (PIK) bonds

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

How the Series use them: Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in fixed income securities, including zero coupon bonds and PIK bonds, consistent with their investment objectives and policies. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to the Series.

Other investment strategies

Borrowing from banks

Each Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Series being unable to meet its investment objective. Each Series will not borrow money in excess of one-third of the value of its total assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Series may buy or sell securities on a when-issued or delayed-delivery basis (i.e., paying for securities before delivery or taking delivery at a later date).

Temporary defensive positions

In response to unfavorable market conditions, a Series may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Series' investment objective. To the extent that a Series holds such instruments, it may be unable to achieve its investment objective.

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Delaware VIP Fund for Income Series

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Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Manager employs a careful, credit-oriented bond selection approach. The Series also holds a diversified selection of high yield bonds that is designed to manage this risk.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Senior loan risk

Senior loan risk is the risk associated with investments in senior loans, such as covenant-light loans. Senior loans may be subject to less substantial lender protections, such as limited financial maintenance covenants or in some cases, no financial maintenance covenants (such as for covenant-light loans), and less restrictive borrower covenants, than would typically be included in a traditional loan agreement. Less substantial lender protections may impact recovery values and/or trading levels of senior loans in the future. In addition, the absence of financial maintenance covenants in a loan agreement generally means that a lender may not be able to declare a default if financial performance deteriorates. This may hinder a fund's ability to reprice credit risk associated with a particular borrower and reduce a fund's ability to restructure a problematic loan and mitigate potential loss. As a result, a fund's exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

No active trading market may exist for certain senior loans, which may impair the ability of a fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. In addition, senior loans may not be considered securities, and a fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

How the Series strives to manage it: The Manager employs a careful, credit-oriented bond selection approach. In addition, the Series also holds a diversified selection of bonds in an effort to manage this risk.

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How we manage the Series

Redemption risk

If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

How the Series strives to manage it: Volatility in the high yield market could increase redemption risk. The Series strives to maintain a cash balance sufficient to meet any redemptions. The Series may also borrow money, if necessary, to meet redemptions.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: The Series is subject to various interest rate risks depending upon its investment objectives and policies. The Manager cannot eliminate this risk, but tries to address it by monitoring economic conditions.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Series may invest up to 40% of its net assets in foreign securities; however, the Series' total non-US-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Series' net assets. The Manager carefully evaluates the reward and risk associated with each foreign security that it considers.

Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: The Series will limit investments in emerging markets securities to 20% of its net assets. The Series cannot eliminate this risk but the Manager will attempt to reduce this risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, and other relevant factors.

Loans and other indebtedness risk

Loans and other indebtedness risk is the risk that a series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other indebtedness acquired by a series may involve revolving credit facilities or other standby financing commitments that obligate a series to pay additional cash on a certain date or on demand. These commitments may require a series to increase its investment in a company at a time when that series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

As a series may be required to rely upon another lending institution to collect and pass on to the series amounts payable with respect to the loan and to enforce the series' rights under the loan and other indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or

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prevent the series from receiving such amounts. The highly leveraged nature of many such loans and other indebtedness may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other indebtedness may involve additional risk to the series.

A series' ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. Extended trade settlement periods may result in cash not being immediately available to a series. As a result of these factors, a series may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

In addition, certain loans in which a series invests may not be considered securities. A series therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Federal securities laws provide protections against fraud and misrepresentation in connection with the offering and sale of a “security.” Loans in which a series may invest may not be deemed to be “securities” for purposes of such anti-fraud protections. A series may therefore not have the protection of the anti-fraud provisions of the federal securities laws in the event of fraud or misrepresentation by a borrower. However, a series in such a scenario may be able to rely on contractual provisions in the loan documents for alternative protections, or use common-law fraud protections under applicable state law.

How the Series strives to manage it: This risk may not be completely eliminated, but the Manager will attempt to reduce this risk through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the Manager determine that any of these investments are illiquid, the investments would be subject to the Series' restriction on illiquid investments.

Valuation risk

A less liquid secondary market as described above can make it more difficult to obtain precise valuations of certain securities. During periods of reduced liquidity, judgment plays a greater role in valuing less liquid investments.

How the Series strives to manage it: The Series' privately placed high yield securities are particularly susceptible to liquidity and valuation risks. The Manager will strive to manage this risk by carefully evaluating individual bonds and by limiting the amount of the Series' assets that can be allocated to privately placed high yield securities.

Government and regulatory risks

Governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect series performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a series.

How the Series strives to manage them: The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Series. The Manager typically diversifies the Series' assets among a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

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How we manage the Series

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds, and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Series strives to manage it: A less liquid secondary market may have an adverse effect on the Series' ability to dispose of particular issues, when necessary, to meet its liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

The Series may invest up to 10% of its net assets in illiquid investments.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Delaware VIP International Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities.

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Emerging markets risk

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

How the Series strives to manage it: The Series may invest in emerging markets securities. To the extent that the Series invests in emerging markets, the Manager carefully screens securities within emerging markets and attempt to consider material risks associated with an individual company or bond issuer in order to strive to manage this risk for the Series. However, there is no way to eliminate emerging markets risk when investing internationally in emerging markets.

Geographic focus risk

Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a series investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.

How the Series strives to manage it: The Manager will attempt to reduce this risk by diversifying portfolios by country.

Nondiversification risk

Nondiversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers, with no single issuer accounting for more than 25% of the series. The remaining 50% of the series must be diversified so that no more than 5% of a series' assets are invested in the securities of a single issuer. Because a nondiversified series may invest its assets in fewer issuers, the value of series shares may increase or decrease more rapidly than if the series were fully diversified.

How the Series strives to manage it: The Series typically holds securities from a variety of different issuers, representing different countries. The Manager performs extensive analysis on all securities. The Manager is particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Industry and sector risk

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as consumer staples) will decline because of changing expectations for the performance of that industry or sector.

How the Series strives to manage them: The Series typically holds a number of different securities in a variety of sectors in order to minimize the impact that a poorly performing security would have on the Series. However, the Series may concentrate its investments in a sector. As a consequence, the share price of the Series may fluctuate in response to factors affecting that sector, and may fluctuate more widely than a fund that invests in a broader range of industries or sectors. The Series may be more susceptible to any single economic, political, or regulatory occurrence affecting such sector.

Consumer staples sector risk

Consumer staples risk is the risk that companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending.

Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

How the Series strives to manage it: To the extent the Series invests in consumer staples companies, it is subject to the risks associated with the consumer staples industry. The Manager monitors consumer staples investment trends. Investors should carefully consider these risks before investing in the Series.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments

33

How we manage the Series

have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Total Return Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the Manager does not try to predict overall market movements. Although the Series may hold securities for any amount of time, the Manager generally does not trade for short-term purposes.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to

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maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Manager carefully evaluates and monitors the financial situation of each entity whose bonds are held in the portfolio. The Manager also tends to hold a relatively large number of different bonds to minimize the risk should any individual issuer be unable to pay its interest or repay principal.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be off-set by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: Interest rate risk is a significant risk for the Series. In striving to manage this risk, the Manager monitors economic conditions and the interest rate environment and may adjust the Series' duration or average maturity as a defensive measure against interest rate risk.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Mortgage-backed and asset-backed securities risk

Mortgage-backed and asset-backed securities risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a series that holds mortgage-related securities may exhibit additional volatility.

How the Series strives to manage it: The Series may invest in mortgage-backed and asset-backed securities. The Manager will attempt to reduce this risk by investing in a broad range of fixed income securities.

Prepayment risk

Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing a series to reinvest its money at interest rates that might be lower than those on the prepaid mortgage. Prepayment risk may also affect other types of debt securities, but generally to a lesser extent than mortgage securities.

How the Series strives to manage it: The Manager takes into consideration the likelihood of prepayment when it selects mortgages. The Manager may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances, or below-market interest rates.

Company size risk

Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than investments in larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

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How we manage the Series

How the Series strives to manage it: The Series primarily invests in large capitalization companies, but may invest a small portion of the Series' total assets in small- and medium-sized companies. The Manager believes medium-sized companies, in general, are more stable than smaller companies and involve less risk due to their larger size, greater experience, and more extensive financial resources. Nonetheless, medium-sized companies have many of the same risks as small companies and are considered to be riskier, in general, than large-sized companies. To address this risk, the Manager seeks a well-diversified portfolio, selects stocks carefully, monitors them frequently, and invests primarily in large capitalization companies.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that a series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: The Series will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Foreign risk

Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of series shares.

How the Series strives to manage it: The Manager attempts to reduce the risks presented by such investments by conducting worldwide fundamental research. In addition, the Manager monitors current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, the Series may hedge exposure to those currencies for defensive purposes.

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Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statutes in non-US countries and/or to maintain exemptions from the 1940 Act.

How the Series strives to manage it: The Manager may invest a substantial portion of the Series' assets in REITs, which generally offer high income potential. The Manager carefully selects REITs based on the Manager's assessment of the quality of their management and their ability to generate substantial cash flow, which the Manager believes can help to shield the Series from some of the risks involved with real estate investing.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series' expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

How the Series strives to manage it: Under normal circumstances, the Series' total investments in investment companies, including ETFs, will not exceed 10% of net assets in any one investment company and 20% in all positions in investment companies, in the aggregate, unless the Series' investments are permitted to exceed those limits by any rules, regulations or no-action or exemptive relief under the 1940 Act.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach and focuses on securities that the portfolio managers believe can appreciate over an extended period of time regardless of interim market fluctuations. Generally, the portfolio managers do not try to predict

37

How we manage the Series

overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Delaware VIP Investment Grade Series

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the Manager forecasts those movements, a series could experience a higher or lower return than anticipated.

How the Series strives to manage it: The Manager maintains a long-term investment approach and focuses on individual bonds that the Manager believes can provide a steady stream of income regardless of interim fluctuations in the bond market. Generally, the Manager does not buy and sell securities for short-term purposes.

In evaluating the use of an index swap for the Series, the Manager carefully considers how market changes could affect the swap and how that compares to investing directly in the market the swap is intended to represent. When selecting counterparties with whom the Manager would make interest rate or index swap agreements for the Series, the Manager does careful credit analysis of the counterparty before engaging in the transaction.

Interest rate risk

Interest rate risk is the risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the Manager anticipates them, a series could experience a higher or lower return than anticipated. For example, if a series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be off-set by the fixed-rate payments it is entitled to receive under the swap agreement.

How the Series strives to manage it: Interest rate risk is a significant risk for the Series. In striving to manage this risk, the Manager monitors economic conditions and the interest rate environment and may adjust the Series' duration or average maturity as a defensive measure against interest rate risk.

Prepayment risk

Prepayment risk is the risk that the principal on a bond that is held by a series will be prepaid prior to maturity at a time when interest rates are lower than what the bond was paying. A series may then have to reinvest that money at a lower interest rate.

How the Series strives to manage it: In order to manage this risk, when the Manager thinks interest rates are low, or that rates will be declining, the Manager will typically look for securities that it believes are less likely to be prepaid. The Series will be more or less subject to this risk depending on how much it has allocated to fixed income securities.

Credit risk

Credit risk is the risk that an issuer of a debt security, including a governmental issuer or an entity that insures the bond, may be unable to make interest payments and/or repay principal in a timely manner. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value, which would impact series performance.

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Investing in so-called “junk” or “high yield” bonds entails the risk of principal loss because they are rated below investment grade, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds. A protracted economic downturn may severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest. Investment by a series in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a series of its initial investment and any anticipated income or appreciation may be uncertain. A series also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

How the Series strives to manage it: The Series strives to minimize credit risk by investing primarily in higher-quality, investment grade corporate bonds.

Any portion of a portfolio that is invested in high yielding, lower-quality corporate bonds is subject to greater credit risk. The Manager strives to manage that risk through careful bond selection, by limiting the percentage of the portfolio that can be invested in lower quality bonds and by maintaining a diversified portfolio of bonds representing a variety of industries and issuers.

It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high yield bonds, an increase in the number of high yield bond defaults, and corresponding volatility in the Series' NAV.

When selecting dealers with whom the Manager would make interest rate or index swap agreements, the Manager focuses on those with high quality ratings and does careful credit analysis before investing.

High yield corporate (junk) bond risk

High yield corporate bonds (commonly known as “junk” bonds), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

How the Series strives to manage it: The Manager attempts to reduce the risk associated with investment in high yield debt securities through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets.

Industry and sector risk

Industry and sector risk is the risk that the value of securities in a particular industry or sector (such as financials) will decline because of changing expectations for the performance of that industry or sector.

How the Series strives to manage them: The Manager limits the amount of the Series' assets invested in any one industry or sector and in any individual security or issuer. The Manager also follows a rigorous selection process when choosing securities for the portfolio.

Derivatives risk

Derivatives risk is the possibility that a series may experience a significant loss if it employs a derivatives strategy (including a strategy involving equity-linked securities, futures, options, forward foreign currency contracts, or swaps such as interest rate swaps, index swaps, or credit default swaps) related to a security, index, reference rate, or other asset or market factor (collectively, a “reference instrument”) and that reference instrument moves in the opposite direction from what the Manager had anticipated. If a market or markets, or prices of particular classes of investments, move in an unexpected manner, a series may not achieve the anticipated benefits of the transaction and it may realize losses. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a series from using the strategy. In addition, changes in government regulation of derivatives could affect the character, timing, and amount of a series' taxable income or gains. A series' transactions in derivatives may be subject to one or more special tax rules. These rules may: (i) affect whether gains and losses recognized by a series are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the series, (iii) defer losses to the series, and (iv) cause adjustments in the holding periods of the series' securities. A series' use of derivatives may be limited by the requirements for taxation of the series as a regulated investment company.

Investing in derivatives may subject a series to counterparty risk. Please refer to “Counterparty risk” for more information. Other risks include illiquidity, mispricing or improper valuation of the derivatives contract, and imperfect correlation between the value of the derivatives instrument and the underlying reference instrument so that the series may not realize the intended benefits. In addition, since there can be no assurance that a liquid secondary market will exist for any derivatives instrument purchased or sold, a series may be required to hold a derivatives instrument to maturity and take or make delivery of

39

How we manage the Series

an underlying reference instrument that the Manager would have otherwise attempted to avoid, which could result in losses. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits.

How the Series strives to manage it: While the Series may use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, or to effect diversification, the Series will use derivatives to manage duration, to earn additional income, or to gain exposure to a market (or segment of a market). The Series will not use derivatives for reasons inconsistent with their respective investment objectives. The Manager also researches and continually monitors the creditworthiness of current or potential counterparties to its derivatives transactions.

The Manager has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Series under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Counterparty risk

Counterparty risk is the risk that if a series enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, a series may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

How the Series strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Series enters into transactions with them. The Series will hold collateral from counterparties consistent with applicable regulations.

Leveraging risk

Leveraging risk is the risk that certain series transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a series to be more volatile than if it had not been leveraged. While it is anticipated that leverage may increase profitability, it may also accentuate the consequences of adverse price movements, resulting in increased losses.

How the Series strives to manage it: The Series will, consistent with industry practice, designate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the exposure created by these transactions.

Exchange-traded funds risk

The risks of investing in securities of an ETF typically reflect the risks of the instruments in which the underlying ETF invests.

Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and a series will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a series' expenses may be higher and performance may be lower.

The in-kind redemption and purchase mechanism of ETFs used by market makers seeking to arbitrage away any differences in the market value as compared with net asset value generally keeps premium or discounts to a minimal level.

How the Series strives to manage it: The Series' total investments in ETFs will not exceed 5% of net assets in any one ETF and 10% in all positions in investment companies, including ETFs, in the aggregate, unless the Series' investments are permitted to exceed those limits by any rules, regulations or no-action or exemptive relief under the 1940 Act.

IBOR risk

The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference such rates. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

How the Series strives to manage it: Due to uncertainty regarding the future use of LIBOR or similar rates (such as the EONIA), the impact of the abandonment of such rates on the Series or the financial instruments in which the Series invests cannot yet be determined. However, the Series tries to address such risk by monitoring the economic, political, and regulatory climate in jurisdictions relevant to the Series and the financial instruments in which

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the Series invests in order to minimize any potential impact on the Series. In addition, the Series typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Series of any legislative or regulatory development affecting particular countries, issuers, or market sectors.

Natural disaster and epidemic risk

Natural disaster and epidemic risk is the risk that the value of a series' investments may be negatively affected by natural disasters, epidemics, or similar events. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective.

How the Series strives to manage it: The Series maintains a long-term investment approach. Generally, the portfolio managers do not try to predict overall market movements, but the portfolio managers do note trends in the economy, industries, and financial markets. Although the Series may hold securities for any amount of time, it generally does not trade for short-term purposes.

Liquidity risk

Liquidity risk is the possibility that investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A series also may not be able to dispose of illiquid investments at a favorable time or price during periods of infrequent trading of an illiquid investment.

How the Series strives to manage it: The Series limits its exposure to illiquid investments to no more than 10% of its total assets.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

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Who manages the Series

Investment manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is the Series' investment manager. Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (MMHI) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing Delaware Funds since 1938. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services.

For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers (if applicable), during the last fiscal year as follows:

As a percentage of average daily net assets
Delaware VIP Fund for Income Series	0.54%
Delaware VIP International Series	0.74%
Delaware VIP Total Return Series	0.46%
Delaware VIP Investment Grade Series	0.26%

A discussion of the basis for the Board's approval of the Series' investment advisory contract is available in the Series' annual report to shareholders for the fiscal year ended December 31, 2022.

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG
MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. The Manager has entered into a separate sub-advisory agreement with MIMAK to serve as principal sub-advisor for Delaware VIP Total Return Series with primary responsibility for the day-to-day management of the Series' portfolio and compensates MIMAK out of the investment advisory fees it receives from Delaware VIP Total Return Series. Although MIMAK serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. In addition to the services MIMAK provides to Delaware VIP Total Return Series, and although the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Macquarie Investment Management Europe Limited
MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

Macquarie Investment Management Global Limited
MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MAM. Although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of the Delaware VIP Fund for Income Series, Delaware VIP International Series, and Delaware VIP Investment Grade Series, (i) in the case of Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL's specialized market knowledge; (ii) in the case of Delaware VIP International Series and Delaware VIP Total Return Series, the Manager may seek quantitative support from MIMGL and the Manager may permit MIMGL to execute Series security trades on behalf of the Manager; and (iii) in the case of Delaware VIP Total Return Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

A discussion of the basis for the Board's approval of the Series' sub-advisory contracts is available in the Series' annual report to shareholders for the period ended December 31, 2022.

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Portfolio managers

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Series and certain officers of the Series with whom the portfolio managers regularly consult. The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the Series.

Delaware VIP Fund for Income Series

John P. McCarthy and Adam H. Brown have primary responsibility for making day-to-day investment decisions for Delaware VIP Fund for Income Series.

John P. McCarthy, CFA Managing Director, Senior Portfolio Manager
John P. McCarthy is a Senior Portfolio Manager for the Macquarie Asset Management Fixed Income (MFI) high yield strategies, a role he assumed in July 2016. From December 2012 to June 2016, he was co-head of credit research for MFI. McCarthy rejoined Macquarie Asset Management (MAM) in March 2007 as a senior research analyst, after he worked in the firm's fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Prior to rejoining the firm, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor's degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA Managing Director, Senior Portfolio Manager
Adam H. Brown is a Senior Portfolio Manager for the firm's high yield strategies within Macquarie Asset Management Fixed Income (MFI). He manages MFI's bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Macquarie Asset Management (MAM) in April 2011 as part of the firm's integration of Macquarie Four Corners Capital Management, where he had worked since 2002. At Four Corners, he was a co-portfolio manager on the firm's collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned an MBA from the A.B. Freeman School of Business at Tulane University and a bachelor's degree in Accounting from the University of Florida.

Delaware VIP International Series

Jens Hansen, Klaus Petersen, Claus Juul, Åsa Annerstedt, Allan Saustrup Jensen, and Chris Gowlland have primary responsibility for making the day-to-day investment decisions for Delaware VIP International Series.

Jens Hansen Managing Director, Chief Investment Officer - Global Equity Team
Jens Hansen heads the firm's Global Equity team and is a Portfolio Manager for the team's strategies. He joined Macquarie Asset Management (MAM) in June 2018. Hansen has been a portfolio manager since 2001. Hansen started his career in 1982 with Spar Nord Bank, where he worked as an analyst and trader of bonds, equities, and derivatives. In 1994, he joined Nykredit Bank, where he worked as a bond trader. He attended the Aarhus School of Business where he gained a graduate diploma in business administration within finance and international trade.

Klaus Petersen, CFA Managing Director, Senior Portfolio Manager
Klaus Petersen is a Senior Portfolio Manager for the firm's Global Equity team. He joined Macquarie Asset Management (MAM) in June 2018. Petersen has been a portfolio manager since 2006. Previously, he worked for ATP, Denmark's largest pension fund, beginning in 1999 as a senior portfolio manager and later in the role as team leader of the technology, media, and telecommunications (TMT) team. He joined Codan Bank in 1996, first as a senior sales analyst and later as a senior portfolio manager. Between 1988 and 1996, Petersen worked for various brokers as an equity sales analyst. He started his career in 1984 as an administrator of pension pools at Faellesbanken in Denmark. Petersen attended the Copenhagen Business School where he gained a graduate diploma in business administration (financial and management accounting).

Claus Juul Vice President, Portfolio Manager
Claus Juul is a Portfolio Manager for the firm's Global Equity team. He joined Macquarie Asset Management (MAM) in June 2018. Juul has been a portfolio manager since 2004. Prior to that, he was an equity analyst at Spar Nord Bank before becoming vice president of the research department in 2001. He started his career in 1998 with Sydbank as an equity analyst. He attended the Aarhus School of Business where he gained a master's degree in economics and business administration.

Åsa Annerstedt Vice President, Portfolio Manager
Åsa Annerstedt is a Portfolio Manager for the firm's Global Equity team. She joined Macquarie Asset Management (MAM) in June 2018. Annerstedt has been a portfolio manager since 2013. Previously, she was a member of the investment committee of a European Union fund dedicated to the financing of companies. Between 1999 and 2009, she managed award-winning European Small Cap and Global Equity portfolios at SEB Asset Management in Denmark. She started her career in 1996 as a business controller and consultant in Sweden. Annerstedt attended Ecole Supérieur de Commerce in Paris and Marseille and earned a master's degree in finance and international trade from Lund University in Sweden.

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Who manages the Series

Allan Saustrup Jensen, CFA, CAIA® Vice President, Portfolio Manager
Allan Saustrup Jensen joined Macquarie Asset Management (MAM) in May 2020 as a Portfolio Manager for the firm's Global Equity team. He has more than 20 years of experience in the asset management industry. Prior to joining MAM, he spent five years at European Capital Partners as a fund manager. From 2010 to 2015, Jensen was a trader at European Value Partners. Prior to that, he spent four years at UBS Wealth Management as a portfolio manager. He began his investment career at Nordea Bank. Jensen attended Copenhagen Business School where he earned a Graduate Diploma in finance.

Chris Gowlland, CFA Senior Vice President, Head of Equity Quantitative Research
Chris Gowlland is the Head of Equity Quantitative Research, a role he assumed in July 2019. As part of his role, he also serves as portfolio manager for certain portfolios managed by the Global Equity team and for several different strategies in the firm's multi-asset class offerings. Previously, he was a senior quantitative analyst for the firm's equity department. Prior to joining Macquarie Asset Management (MAM) in May 2007, he spent seven years working in fundamental equity research and corporate finance for Morgan Stanley and Commerzbank Securities, followed by two years as a quantitative strategist at Morgan Stanley and at State Street Global Markets. Gowlland holds a bachelor's degree in Chinese and Spanish from the University of Leeds (U.K.), a master's degree in development studies from Brown University, and another master's degree in international management from Thunderbird. He also spent several years in a Ph.D. program in political economy at Harvard University. Gowlland is a member of the CFA Institute, the CFA Society New York, the CFA Society of Philadelphia, and the Society of Quantitative Analysts.

Delaware VIP Total Return Series

Stefan Löwenthal, Jürgen Wurzer, and Aaron D. Young have primary responsibility for making the day-to-day investment decisions for Delaware VIP Total Return Series and determining its asset allocation.

Stefan Löwenthal, CFA Managing Director, Chief Investment Officer — Global Multi Asset Team
Stefan Löwenthal is the Chief Investment Officer for Macquarie Asset Management's Global Multi Asset team, a role he assumed in February 2013. He heads the global multi asset team, which is responsible for asset allocation and portfolio construction, the management of multi asset funds and institutional accounts, as well as the development of new investment strategies. In addition, Löwenthal oversees all research, portfolio management, and thought leadership activities of the team. He chairs the firm's Investment Policy Committee and is a member of the Professional Series Multi Manager Committee and the Private Infrastructure Fund Governance Committee. He joined Macquarie in February 2008 as a portfolio manager on the global multi asset team. He holds a Master of Management Science from Vienna University of Economics and Business. Löwenthal is a member of the CFA Society Austria and is a frequent speaker at industry events and universities.

Jürgen Wurzer, CFA Senior Vice President, Deputy Head of Portfolio Management — Global Multi Asset Team
Jürgen Wurzer is the Deputy Head of Portfolio Management for Macquarie Asset Management's Global Multi Asset team, a role he assumed in April 2018. He is responsible for designing and managing multi asset strategies, overseeing quantitative research and modelling, as well as analyzing global equity markets. He initially joined Macquarie in January 2007, focusing on multi asset solutions. Prior to re-joining Macquarie in April 2018, he was part of the multi asset management team at Erste Asset Management from September 2016 to March 2018. He graduated from University of Applied Sciences Wiener Neustadt with a master's degree. Wurzer is a lecturer for asset allocation, quantitative finance, and portfolio and risk management at several educational institutions.

Aaron D. Young Senior Vice President, Portfolio Manager
Aaron D. Young is a Portfolio Manager for Ivy Investments, now part of Macquarie Asset Management's Delaware Management Company. He joined Macquarie Asset Management (MAM) as part of Delaware Funds that were involved in a transaction that closed on April 30, 2021. He joined Ivy Investments in 2005 as a fixed income analyst with an emphasis in credit research and derivative securities. He joined the Asset Strategy team at Ivy Investments as an investment analyst in 2007. He had served as an assistant portfolio manager for investment companies managed by Ivy Investments (or its affiliates) since 2012 and has been a portfolio manager on the multi-asset investment team since 2016. He earned a bachelor's degree in philosophy from the University of Missouri and holds an MBA with an emphasis in finance and strategy from the Olin School of Business at Washington University.

Delaware VIP Investment Grade Series

Michael G. Wildstein has primary responsibility for making day-to-day investment decisions for Delaware VIP Investment Grade Series. When making investment decisions for the Series, Mr. Wildstein regularly consults with Kashif Ishaq and Wayne A. Anglace.

Michael G. Wildstein, CFA Senior Managing Director, Head of US Credit and Insurance
 Michael G. Wildstein is Head of US Credit and Insurance for Macquarie Asset Management Fixed Income (MFI). He manages corporate credit-related portfolios. Before joining the team, he was a senior corporate bond analyst for MFI, focused on the telecommunications sector for high-grade and high yield portfolios. Prior to joining Macquarie Asset Management (MAM) in March 2007 as a senior research analyst, Wildstein spent five years at Merrill Lynch Investment Managers in various roles that included portfolio manager for the core bond team, corporate bond research analyst, and corporate bond trader.

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Prior to this, Wildstein worked in finance, corporate strategy, and business development with several firms including RCN Corporation and AT&T Local Services. He earned an MBA from Drexel University and a bachelor's degree from the University of Tampa.

Kashif Ishaq Managing Director, Senior Portfolio Manager
 Kashif Ishaq is a Senior Portfolio Manager across Macquarie Asset Management Fixed Income's (MFI) US Corporate Bond strategies. He manages corporate bond exposure within MFI's portfolios which include performing relative value analysis across different issuers, corporate curves and capital structures as well as risk surveillance. Given his experience in trading and risk systems, he has oversight for our corporate credit traders and maintains our key broker/dealer relationships. He started his fixed income career with Macquarie Asset Management (MAM) as a portfolio analyst on the firm's insurance portfolio management team before taking a position as an investment grade trader. Previously, he participated in Lincoln Financial Group's rotational Professional Development Program. He started the program as a financial analyst in the Hartford office, followed by a position in information technology, and lastly he spent a year in the client services department of Delaware Investments. Ishaq received his bachelor's degree in corporate finance and accounting from Bentley College.

Wayne A. Anglace, CFA Managing Director, Senior Portfolio Manager
Wayne A. Anglace currently serves as a Senior Portfolio Manager for the firm's corporate and convertible bond strategies within Macquarie Asset Management Fixed Income (MFI). Prior to joining Macquarie Asset Management (MAM) in March 2007 as a research analyst for the firm's high grade, high yield, and convertible bond portfolios, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore, where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor's degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph's University, and he is a member of the CFA Society of Philadelphia. Anglace is a board member and chair of Clarifi.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Series shares.

Manager of managers structure

The Series and the Manager have received an exemptive order from the US Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Series' Board, to appoint and replace both affiliated and unaffiliated sub-advisors, and to enter into and make material amendments to the related sub-advisory contracts on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Series' sub-advisors and recommending to the Board their hiring, termination, or replacement.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of the hiring of any new sub-advisor within 90 days of the hiring.

The Series and the Manager also have an exemptive order from the SEC that allows the approval of a new sub-advisor to be taken at a Board of Trustees meeting held via any means of communication that allows the Trustees to hear each other simultaneously during the meeting. If a new unaffiliated sub-adviser is hired for the Series, shareholders will receive information about the new sub-advisor within 90 days of the change.

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Who manages the Series

Who's who

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the series' business affairs. Trustees establish procedures and oversee and review the performance of the series' service providers.

Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of the series' assets. A sub-advisor is a company generally responsible for the day-to-day management of the series' assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Delaware Distributors, L.P., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian/fund accountant: The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286-0001
Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a series' net asset value (NAV) and providing financial reporting for the series.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution and service fees, or “Rule 12b-1” fees. The 12b-1 plan of Delaware VIP® Trust (Trust) allows the Trust to pay distribution and service fees of up to 0.30% per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the Rule 12b-1 fees are paid out of Service Class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life insurance company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life insurance companies with which your variable contract salesperson is associated.

Service Class
Commission (%)	—
Maximum 12b-1 Fee to Dealer (annual rate of average daily net assets)	0.30%

Purchase and redemption of shares

Shares are sold, directly or indirectly, to separate accounts of life insurance companies at NAV. Redemptions will be effected at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares. The Series have reserved the right to pay for redemptions with portfolio securities under certain conditions. A subsequent sale of such securities could result in the payment of brokerage commissions and expose a contract owner and separate account to market risk until the securities are sold. See the SAI for more information on redemptions-in-kind.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation at their own expense and not as an expense of the Series to certain affiliated or unaffiliated participating insurance companies that sponsor your contract, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares and/or insurance products that contain the Series and/or the servicing of current and prospective owners of variable contracts (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to participating insurance companies for providing information about Delaware VIP® Trust (Trust) and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to variable contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of Series shares and the products that include Series shares; subaccounting, administrative, or contract owner processing services; and for marketing and educational support data. Your salesperson may receive some or all of such payment. Such payments are in addition to any distribution fees, subaccounting fees, and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Series and/or some or all other Delaware Funds), the Series' advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor or its affiliates. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

Sub-transfer agent/recordkeeping payments may be made to third parties (including affiliates of the Manager) that provide sub-transfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts, or to the shareholder account directly to offset the costs of these services, in lieu of the transfer agent providing such services.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated variable contract) over other investment options, including other variable contracts, shares of other mutual funds, or other investment options available under a particular variable contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other

47

Important information about the Series

investment options available. A significant purpose of these payments is to increase sales of the Series' shares and the products that include Series shares. The Manager or its affiliates may benefit from the Distributor's or an affiliate's payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Series shares through such Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series' shares.

Calculating share price

The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00pm Eastern time), you will pay that day's closing Series share price, which is based on the Series' NAV. If the NYSE has an unscheduled early close, we will continue to accept your order until that day's scheduled close of the NYSE and you will pay that day's closing Series share price. If your order is received after the scheduled close of regular trading on the NYSE, you will pay the next Business Day's closing Series share price. We reserve the right to reject any purchase order.

We determine the NAV per share for each Series at the close of regular trading on the NYSE on each Business Day (normally 4:00pm Eastern time). A Series does not calculate its NAV on days the NYSE is closed for trading. If the NYSE has an unscheduled early close, a Series' closing share price would still be determined as of that day's regularly scheduled close of the NYSE. The NAV per share for each Series is calculated by subtracting the liabilities of each Series from its total assets and dividing the resulting number by the number of shares outstanding for that Series. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into US dollars at the exchange rate of these currencies against the US dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem Series shares because foreign markets are open at times and on days when US markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

Fair valuation

When the Series use fair value pricing, they may take into account any factors they deem appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in US futures markets), and/or US sector or broad stock market indices. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The prices of securities used by the Series to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security could be materially different than the value that could be realized upon the sale of that security.

The Series anticipate using fair value pricing for securities primarily traded on US exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series value their securities, normally at 4:00 pm Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has designated the Manager as the valuation designee, and delegated responsibility for valuing each Series' assets to the Manager and its Pricing Committee, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight. The Manager, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of each Series' investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing vendors and services. The Manager has a Pricing Committee to assist with its designated responsibilities as valuation designee.

Frequent trading of Series shares (market timing and disruptive trading)

The Series discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and their contract owners, such as market timing and disruptive trading. The Series will consider anyone who follows a pattern of market timing in any Delaware Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

48

Market timing of a series occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term round trip is considered any redemption of series shares within 20 Business Days of a purchase of that series' shares. If you make a second such short-term round trip in a series within 90 rolling calendar days of a previous short-term round trip in that series, you may be considered a market timer. In determining whether market timing has occurred, the Series consider short-term round trips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserve the right to consider other trading patterns to be market timing.

Your ability to use the Series' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Series will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series' market timing policy are not necessarily deemed accepted by the Series and may be rejected by a Series on the next Business Day following receipt by a Series.

Redemptions will continue to be permitted in accordance with the Series' then-current prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

Each Series reserves the right to modify this policy at any time without notice, including modifications to a Series' monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Series seek to make judgments and applications that are consistent with the interests of each Series' contract owners. While the Series will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Series' market timing policy does not require the Series to take action in response to frequent trading activity. If a Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, contract owners who engage in rapid purchases and sales or exchanges of the Series' shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Series' shares may also force a Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Series' performance, if, for example, a Series incurs increased brokerage costs and realization of capital gains without attaining any investment advantage.

Any series may be subject to disruptive trading activity. However, a series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00pm Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a series' NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series' NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Series, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; US Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

49

Important information about the Series

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, the Series' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the ability and/or willingness of such intermediaries to monitor for these activities. To the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts, and bank trust companies) to apply their own procedures, provided that the Series' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Series' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Series' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. There is no assurance that the information received by the Series from a financial intermediary will be sufficient to effectively detect or deter excessive trading in omnibus accounts. If the Series' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Series shares, or restrict individual trading activity as applicable.

Limitations on ability to detect and curtail market timing

Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and their agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. Each Series intends to qualify each year as a regulated investment company under the Internal Revenue Code . As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Series expects to declare and distribute all of its net investment income, if any, as dividends annually. The Series will distribute net realized capital gains, if any, annually following the close of their fiscal year. The Series may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution. At the election of the insurance companies issuing the variable contracts, dividends and distributions are automatically reinvested at NAV in additional shares of the Series.

Tax considerations. Shares of the Series must be purchased through separate accounts used to fund variable contracts. As a result, it is anticipated that any income dividends or capital gains distributed by the Series will be exempt from current taxation by shareholders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if such withdrawal is made before age 59½, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds and similar investment vehicles

Certain fund of funds and pooled vehicles, whose shareholders are limited to insurance companies' investment accounts, may invest in the Series. From time to time, they may place large purchase or redemption orders with the Series due to their allocation or rebalancing requirements. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

50

Financial highlights

The financial highlights tables are intended to help you understand the financial performance of the Service Class of each Series for the period of a Class's operations. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Service Class (assuming reinvestment of all dividends and distributions). Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

Delaware VIP® Fund for Income Series

Service Class shares	4/1/22[1] to 12/31/22
Net asset value, beginning of period	$6.13
Income (loss) from investment operations:
Net investment income[2]	0.23
Net realized and unrealized loss	(0.65)
Total from investment operations	(0.42)
Less dividends and distributions from:
Net investment income	(0.32)
Net realized gain	(0.09)
Total dividends and distributions	(0.41)
Net asset value, end of period	$5.30
Total return[3]	(7.18% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$446
Ratio of expenses to average net assets[4]	1.04%
Ratio of expenses to average net assets prior to fees waived[4]	1.23%
Ratio of net investment income to average net assets	5.90%
Ratio of net investment income to average net assets prior to fees waived	5.71%
Portfolio turnover	35% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Portfolio turnover is representative of the Series for the entire period.

51

Financial highlights

Delaware VIP® International Series

	Year ended
Service Class shares	12/31/22	12/31/21	12/14/20[1] to 12/31/20
Net asset value, beginning of period	$19.81	$19.15	$18.93
Income from investment operations
Net investment income[2]	0.18	0.20	—	[3]
Net realized and unrealized gain (loss)	(3.51)	1.06	0.22
Total from investment operations	(3.33)	1.26	0.22
Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	—
Net realized gain	(1.39)	(0.41)	—
Total dividends and distributions	(1.59)	(0.60)	—
Net asset value, end of period	$14.89	$19.81	$19.15
Total return[4]	(17.60% )	6.59%	1.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,057	$750	$776
Ratio of expenses to average net assets[5]	1.16%	1.20%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.27%	1.30%	1.33%
Ratio of net investment income to average net assets	1.19%	0.98%	0.27%
Ratio of net investment income to average net assets prior to fees waived	1.08%	0.88%	0.10%
Portfolio turnover	29%	33%	16%	[6]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[6]	Portfolio turnover is representative of the Series for the entire period.

52

Delaware VIP® Total Return Series

	Year ended
Service Class shares	12/31/22	12/31/21	12/31/20	10/31/19[1] to 12/31/19
Net asset value, beginning of period	$14.23	$12.52	$14.29	$13.79
Income (loss) from investment operations
Net investment income[2]	0.08	0.17	0.20	0.04
Net realized and unrealized gain (loss)	(1.54)	1.81	(0.44)	0.46
Total from investment operations	(1.46)	1.98	(0.24)	0.50
Less dividends and distributions from:
Net investment income	(0.24)	(0.27)	(0.27)	—
Net realized gain	(1.20)	—	(1.26)	—
Total dividends and distributions	(1.44)	(0.27)	(1.53)	—
Net asset value, end of period	$11.33	$14.23	$12.52	$14.29
Total return[3]	(10.82% )	15.96%	0.54%	3.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$12	$10	$10
Ratio of expenses to average net assets[4]	1.14%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[4]	1.33%	1.25%	1.36%	1.50%
Ratio of net investment income to average net assets	0.70%	1.26%	1.71%	1.79%
Ratio of net investment income to average net assets prior to fees waived	0.51%	1.17%	1.51%	1.45%
Portfolio turnover	55%	95%	87%	150%	[5,6]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Portfolio turnover is representative of the Series for the entire period.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

53

Financial highlights

Delaware VIP® Investment Grade Series

	Year ended
Service Class shares	12/31/22	12/31/21	12/31/20	10/31/19[1] to 12/31/19
Net asset value, beginning of period	$10.76	$11.56	$11.01	$10.97
Income (loss) from investment operations
Net investment income[2]	0.29	0.23	0.23	0.03
Net realized and unrealized gain (loss)	(2.13)	(0.36)	0.97	0.01
Total from investment operations	(1.84)	(0.13)	1.20	0.04
Less dividends and distributions from:
Net investment income	(0.31)	(0.31)	(0.40)	—
Net realized gain	(0.14)	(0.36)	(0.25)	—
Total dividends and distributions	(0.45)	(0.67)	(0.65)	—
Net asset value, end of period	$8.47	$10.76	$11.56	$11.01
Total return[3]	(17.32% )	(1.03% )	11.57%	0.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$11	$11	$10
Ratio of expenses to average net assets[4]	0.93%	0.95%	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[4]	1.15%	1.04%	1.11%	1.31%
Ratio of net investment income to average net assets	3.16%	2.15%	2.09%	1.50%
Ratio of net investment income to average net assets prior to fees waived	2.94%	2.06%	1.97%	1.18%
Portfolio turnover	99%	110%	147%	157%	[5,6]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[5]	Portfolio turnover is representative of the Series for the entire period.
[6]	The Series' portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Series' portfolio managers and associated repositioning.

54

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a series' investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a series. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a series' portfolio, less any liabilities, that are attributable to that class of the series.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a series pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a series' portfolio. A turnover rate of 100% would occur if, for example, a series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

55

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Additional information about the Series' investments is available in its annual and semiannual shareholder reports. In the Series' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, write to us at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, or call toll-free 800 523-1918.

The SAI and shareholder reports are available, free of charge, through the Series' website at delawarefunds.com/vip-literature. The insurance company that issued your contract may make the SAI and shareholder reports available to shareholders on the insurance company's website. You can find reports and other information about the Series on the EDGAR database on the SEC website at sec.gov. You may obtain copies of this information, paying a duplication fee, by emailing the SEC at publicinfo@sec.gov.

Investment Company Act number: 811-05162

PR-FOR-VIPSVC 4/23

Statement of Additional Information

Delaware VIP® Trust

Series
Delaware VIP Emerging Markets Series
Delaware VIP Small Cap Value Series

May 1, 2023

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (each a “Prospectus” and collectively, the “Prospectuses”), each dated May 1, 2023, and as they may be amended from time to time, for Delaware VIP Emerging Markets Series and Delaware VIP Small Cap Value Series (each, a “Series” and collectively, the “Series”).

This SAI should be read in conjunction with the Prospectuses for the variable contracts and the Series. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.

The Prospectuses may be obtained through our website at delawarefunds.com/vip-literature; by writing or calling your financial advisor or by contacting the Series' distributor, Delaware Distributors, L.P. (“Distributor”), by calling toll-free at 800 523-1918. Please do not send any correspondence to 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. The Series' financial statements, the notes relating thereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference from each Series' annual report (“Annual Report”) into this SAI. An Annual Report will accompany any request for this SAI. An Annual Report can be obtained, without charge, by calling 800 523-1918.

AI-VIP 4/23

AI-VIP 4/23

2

Organization and Classification

This SAI describes the Series, which are series of Delaware VIP® Trust (the “Trust”). Each Series offers two classes of shares, Standard Class and Service Class (each referred to herein as a “Class”). The Series' investment manager is Delaware Management Company (the “Manager”), which is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust).

The shares of the Trust are sold only to separate accounts of life insurance companies (“life companies”) and other pooled vehicles whose shareholders are limited to insurance companies' investment accounts. The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (“variable contracts”).

Organization

The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999.

Classification

The Trust is an open-end management investment company.

Each Series' portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund's total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers. This limitation cannot be changed without approval by the holders of a “majority” of a Series' outstanding shares as described below.

Investment Objectives, Restrictions, and Policies

Investment Objectives

Each Series' investment objective is described in the Prospectuses. Each Series' investment objective is nonfundamental, and may be changed without shareholder approval. However, the Trust's Board of Trustees (“Board”) must approve any changes to nonfundamental investment objectives, and a Series will notify shareholders at least 60 days prior to a material change in the Series' investment objective.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for each Series which cannot be changed without approval by the holders of a “majority” of the respective Series' outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series purchases securities.

Each Series may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or US Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the US government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

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Investment Objectives, Restrictions, and Policies

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Series will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Trust's Board without shareholder approval: A Series may not invest more than 10% of its respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Series has valued the investment.

The Series have been advised by the staff of the SEC that it is the staff's position, under the 1940 Act, that a Series may invest (a) no more than 10% of its assets in the aggregate in certain collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

For purposes of a Series' concentration policy, the Series intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying a Series' fundamental policy concerning concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of nonfundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, insurance, insurance companies, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) the technology sector will be divided into various sub-categories (e.g., computers, internet, software, semiconductors, software, and telecommunication services).

Except for the Series' policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish a Series' respective investment objective. Each Series is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of a Series' investment objective. Each Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Series' respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Series' portfolio. A turnover rate of 100% would occur, for example, if all of a Series' investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Series' shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid. In investing to achieve its investment objective, a Series may hold securities for any period of time.

The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for each Series. Given the respective Series' investment objectives, the Trust anticipates that, ordinarily, the annual portfolio turnover rates are not expected to exceed 100% for either Series. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater or lesser rate than anticipated.

For the past two fiscal years, the Series' portfolio turnover rates were approximately as follows:

Series	2022	2021
Delaware VIP® Emerging Markets Series	2%	2%
Delaware VIP Small Cap Value Series	23%	13%

Investment Strategies and Risks

The Series' investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. The following discussion supplements the description of the Series' investment strategies and risks that are included in the Prospectuses. The Series' investment strategies are nonfundamental and may be changed without shareholder approval.

Borrowing

The Series may borrow money from banks, including their custodian, as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. Each Series may also obtain such short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments, failed trades, the clearance of purchases and sales of portfolio securities, and securities on loan. The Series will be required to pay interest to the lending banks on amounts borrowed. As a result, borrowing money could result in the Series being unable to meet their investment objectives.

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In addition, the Delaware VIP Emerging Markets Series may maintain a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Series maintains a negative cash balance and the Series' investments decrease in value, the Series' losses will be greater than if the Series did not maintain a negative cash balance. The Series is required to pay interest to the custodian on negative cash balances.

The 1940 Act and the SEC's current rules, exemptions, and interpretations thereunder, permit a Series to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. A Series is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Series is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Series' holdings would be disadvantageous from an investment standpoint.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” a Series is also permitted under the 1940 Act to borrow for temporary purposes an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Brady Bonds

Delaware VIP Emerging Markets Series may invest in Brady Bonds.

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay, and Venezuela. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar), and are actively traded in over-the-counter secondary markets. US dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity, the collateralized interest payments, the uncollateralized interest payments, and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Combined Transactions

Certain Series may enter into combined transactions.

Combined transactions may include multiple options transactions; multiple futures transactions; multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions; and any combination of futures, options, currency, and interest rate transactions (“component” transactions) instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Manager, it is in the best interests of a Series to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Securities

The Series may invest in convertible and debt securities of issuers in any industry, convertible preferred stocks that offer enhanced yield features as well as other enhanced convertible securities. Common stock acquired upon conversion of a convertible security will generally be held for so long as the Manager anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objectives and policies. The Series may invest in convertible debentures without regard to rating categories.

A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities. There is no guarantee that a Series will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

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Investment Strategies and Risks

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company's common stock, but may be subordinate to other types of fixed income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank. However, the common stock received upon conversion is that of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for a Series' financial reporting, credit rating, investment policies, and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase a Series' exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. A Series may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Series' ability to dispose of a security when necessary to meet the Series' liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Series to obtain market quotations based on actual trades for purposes of valuing the Series' portfolio. Although a Series intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the Manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for a Series. A Series may also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Series to obtain timely market quotations based on actual trades for convertible securities.

Depositary Receipts

The Series may invest in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”).

Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”). Generally, depositary receipts in registered form are designed for use in the US securities market and depositary receipts in bearer form are designed for use in securities markets outside the US. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in US dollars, and ADRs are traded in the US on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Series will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the US for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the US market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a US corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. If the issuer's home country does not have developed financial markets, a Series could be exposed to the credit risk of the custodian or financial institution and greater market risk.

The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Series may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer's country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of

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securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Series' investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Series will be exposed to additional credit risk.

Derivatives Instruments

The Series may invest in some or all of the following types of derivatives instruments: equity linked securities, forward foreign currency contracts, futures, options, options on futures contracts, and swaps, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose values depend on, or are derived from, the value of one or more underlying assets, reference rates, indices, or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow a Series to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

The Series may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). The manner in which certain securities or other instruments are valued by the Series may differ from the manner in which those investments are valued by other types of investors.

Exclusion from commodity pool operator definition. The Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) with respect to the Series under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Manager, although registered as a commodity trading advisor (“CTA”) with the CFTC, provides commodity interest trading advice to the Series as if the Manager was exempt from CTA registration in reliance on applicable rules of the CFTC.

The terms of the CPO exclusion require a Series, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager intends to comply with the terms of the CPO exclusion with respect to the Series, each Series may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Series are not intended as vehicles for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager's reliance on the CPO exclusion, the Manager's provision of services as an exempt CTA, or the Series, their respective strategies, or this SAI.

Generally, the exclusion from CPO definition and regulation on which the Manager relies requires a Series to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Series' positions in commodity interests may not exceed 5% of the liquidation value of the Series' portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Series' commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Series' portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Series may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, a Series can no longer satisfy these requirements, the Manager would withdraw the notice claiming an exclusion from the definition of a CPO for the Series, and the Manager would be subject to registration and regulation as a CPO with respect to the Series, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager's compliance with comparable SEC requirements. However, as a result of CFTC regulation, a Series may incur additional compliance and other expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments may prevent the Series from using or limit the Series' use of these instruments effectively as a part of its investment strategy, and could adversely affect the Series' ability to achieve its investment objective(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to a Series, may increase the cost of the Series' investments and cost of doing business.

Equity Linked Securities

Delaware VIP Emerging Markets Series may invest up to 10% of its net assets in equity linked securities. These securities may be considered illiquid and, therefore, are subject to the Series' 10% limitation on illiquid investments. Equity linked securities are primarily used by the Series as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging market. In some instances, investments in equity linked securities may be subject to the Series' limitation on investments in investment companies.

Equity linked securities are privately issued derivatives securities which have a return component based on the performance of another security, a basket of securities, or an index. Investing in equity linked securities can be an alternative to investing in the underlying security directly in situations where a US-based fund would have to register with a foreign exchange or foreign securities agency to be able to purchase the underlying security directly.

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Investment Strategies and Risks

Equity linked securities are generally subject to the risks associated with derivatives investments. Such risks include the possibility that the Series may experience a significant loss if it employs a derivatives strategy related to a security or a securities index, and that security or index moves in the opposite direction from what the Series' portfolio manager had anticipated. Another risk of derivatives transactions is the possibility that the counterparty issuing the equity linked security does not have the financial (or other) ability to fulfill its contractual obligations. A Series' portfolio managers will review various factors, including the risks and costs associated with equity linked securities, in determining whether the Series should invest in them. The purchase of an equity linked security does not usually give the holder the right to obtain the underlying security (or securities).

Equity Securities

Equity securities represent ownership interests in a company and will generally consist of common stocks, preferred stocks, and warrants to acquire common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Series invests will cause the net asset value (“NAV”) of the Series to fluctuate.

Fixed Income Securities

Delaware VIP® Emerging Markets Series is permitted to invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions; the Series, however, does not anticipate investing, on a regular basis, a significant amount of its net assets in such fixed income securities. It may also invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high risk fixed income securities rated lower than BBB- by Standard & Poor's Financial Services LLC (“S&P”) and lower than Baa3 by Moody's Investors Service, Inc. (“Moody's”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”). See “High Yield Securities (”Junk bonds“)” below for more information about these types of fixed income securities.

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment grade, below-investment-grade (commonly referred to as “junk bonds”), and unrated bonds. Debt securities are subject to a variety of risks, such as interest rate risk, default risk, call/prepayment risk, inflation risk, credit risk, and, in the case of foreign bonds, country risk and currency risk. The reorganization of a debt issuer under the federal bankruptcy laws may result in the issuer's debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Foreign Investments

Certain Series may invest a portion of their respective assets in foreign securities. The Series may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Series' distributions paid to shareholders. It is also expected that the expenses for custodial arrangements of the Series' foreign securities will be somewhat greater than the expenses for the custodial arrangements for US securities of equal value.

Overview. Investors should consider carefully the substantial risks associated with investing in the securities of certain governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. As with US securities, the value of foreign securities is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the Manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the US dollar compared to such foreign currencies.

There may be less publicly available information about foreign issuers that is comparable to the reports and ratings published about issuers in the US. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to US issuers. Certain countries' legal institutions, financial markets, and services are less developed than those in the US or other major economies. A Series may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in US courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with US investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less

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liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval. A Series could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the US markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable US issuers. A Series, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the US, which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the US, are likely to be higher. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in US markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that a Series invests a significant portion of its assets in a specific geographic region or country, the Series will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of a Series' assets are invested, the Series may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by a Series to avoid investment in certain Passive Foreign Investment Companies (“PFICs”).

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict a Series' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which a Series may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

In addition, many developing market countries have experienced substantial and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to a Series may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by a Series. A Series seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Series will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to a Series. Legal compensation schemes may be nonexistent, limited, or inadequate to meet a Series' claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. A Series may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Series could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

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Investment Strategies and Risks

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or nonexistent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, a Series could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing, and reporting standards in certain countries in which a Series may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which a Series invested may subsequently be found to be fraudulent and as a consequence the Series could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Series' securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually US dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into US dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Series' shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of foreign governmental or supranational issuers are subject to all the risks associated with investments in US and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives. Supranational debt obligations include: Brady Bonds; participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-US reserves, the availability of sufficient non-US exchange on the date a payment is due, the relative size of the debt service burden to the issuing country's economy as a whole, the sovereign debtor's policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country's access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which a Series may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the US dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by a Series in that foreign currency. This may affect a Series' share price, income, and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the US dollar. It will be more difficult for the Manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to a Series' investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. A Series endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when a Series changes investments from one country to another or when proceeds of the sale of securities in US dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent a Series from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the US dollar. Any devaluations in the currencies in which a Series' portfolio securities are denominated may have a detrimental impact on the Series. Where the exchange rate for a currency declines materially after a Series' income has been accrued and translated into US dollars, the Series may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Series incurs expenses in US dollars and the time such expenses are paid, a Series will have to convert a greater amount of the currency into US dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases a Series' exposure to foreign securities losses.

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The Series do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Series interpret the fundamental restriction related to commodities to permit them (subject to their investment goals and general investment policies) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Series also interpret their fundamental restriction regarding purchasing and selling physical commodities to permit the Series to invest in exchange-traded funds (“ETFs”) or other entities that invest in physical and/or financial commodities.

China A-shares and Bond Connect. The Series may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People's Republic of China (“PRC”) via brokers in Hong Kong. The Series may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). Bond Connect enables foreign investors to access the CIBM - which represents over 85% of Chinese onshore bonds - with greater ease by establishing a trading and settlement link between the mainland and established Hong Kong financial infrastructure institutions.  Investing in Chinese securities presents various risks including relatively volatile local markets, a volatile currency, potentially lower liquidity and greater government intervention. Persons investing through Stock Connect or Bond Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact a Series' rights with respect to the securities. As Stock Connect and Bond Connect are relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and a Series may experience delays in transacting via Stock Connect. Purchases of bonds via Bond Connect will require pre-funding and there is settlement risk due to the limited capability to cancel trades.

Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as Delaware VIP Emerging Markets Series, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investment. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's (such as Delaware VIP Emerging Markets Series') rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought.

Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect Delaware VIP Emerging Markets Series' returns and net asset value.

As a result of the military action by Russia in Ukraine, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region's economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Series' performance.

Forward Foreign Currency Contracts

Delaware VIP Emerging Markets Series may enter into forward foreign currency contracts. A Series may each purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.

The Series value their assets daily in US dollars, but do not intend to convert the value of their foreign holdings into US dollars on a daily basis. The Series will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. The Series may conduct their forward foreign currency contracts on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract), and investors should be aware of the costs of currency conversion.

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Investment Strategies and Risks

When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Series may desire to “lock in” the US dollar price of the security or the US dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward foreign currency contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the US dollar, a Series may enter into a forward foreign currency contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Series denominated in such foreign currency.

The Series may use forward foreign currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward foreign currency contracts that could be used by the Series.

In connection with purchases and sales of securities denominated in foreign currencies, the Series may enter into forward foreign currency contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Series' foreign investments. A Series could also enter into forward foreign currency contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Series may also use forward foreign currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a Series owned securities denominated in pounds sterling, it could enter into a forward foreign currency contract to sell pounds sterling in return for US dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Series could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward foreign currency contract to sell euros in return for US dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” A nondeliverable forward is a cash-settled, short-term forward foreign currency contract on a thinly traded or nonconvertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. Although nondeliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign currency contracts. The successful use of these transactions will usually depend on the Manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While a Series uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that a Series is not obligated to actively engage in hedging or other currency transactions. For example, a Series may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might avoid a loss.

Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contracts entered into by the Series. This imperfect correlation may cause a Series to sustain losses that will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

Futures and Options on Futures

The Series may enter into futures contracts relating to securities, securities indices, or interest rates. Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts, and foreign currency futures contracts are collectively referred to as “futures contracts.” Such investment strategies will be used as a hedge and not for speculation. Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Series' current or intended investments from broad fluctuations in stock or bond prices. When a Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out. Interest rate futures contracts are purchased or sold for hedging purposes

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to attempt to protect against the effects of interest rate changes on a Series' current or intended investments in fixed income securities. The Series may also engage in currency “cross hedging” when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the US dollar or the currency in which the foreign security is denominated.

The Series may purchase and write options on the types of futures contracts in which each Series may invest. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series' portfolio. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.

Certain Series may make investments in Eurodollar instruments. Eurodollar instruments are US dollar-denominated futures contracts or options thereon, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Series might use Eurodollar futures contracts and options thereon to hedge against changes to the rates to which many interest rate swaps and fixed income instruments are linked.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Series to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-US currencies, interest rates, stock and bond indices, and debt securities, including US government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on US and non-US exchanges. Futures contracts in the US have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it buys or sells futures contracts.

The Series generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Series enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Series), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in the market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Series or received by the Series in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Manager and the Series' custodian on a daily basis. When the futures contract is closed out, if a Series has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Series has a loss of less than the margin amount, the excess margin is returned to the Series. If a Series has a gain, the full margin amount and the amount of the gain are paid to the Series.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Series' use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Series in excess of the amount that the Series delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Series. In addition, if a Series has insufficient cash to meet daily variation margin requirements or

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Investment Strategies and Risks

close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Series to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Series of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Series has an open position in a futures contract. The assets of a Series may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Series might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Series is also subject to the risk that the FCM could use the Series' assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Series may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Series wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager's investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Series' overall performance will be poorer than if it had not entered into a futures contract. For example, if a Series has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Series will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-US futures contracts may be subject to varied regulatory oversight. The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Series, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a series buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Series has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a series could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-US currency against the US dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Series' use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk a Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction

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costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

High Yield Securities (“Junk bonds”)

Delaware VIP Emerging Markets Series may invest in high yield, high risk securities rated lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another NRSRO, or if unrated, considered to be of equivalent quality. These securities are commonly known as “junk bonds.”

Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See “Appendix A — Description of Ratings.”

The market for lower-rated securities and debt securities of distressed companies may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Series to value its portfolio securities and the Series' ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager's research and credit analysis are an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Series may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Initial Public Offerings

Under certain market conditions, the Series may invest in companies at the time of its respective IPO.

Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be distributed to shareholders as ordinary income.

Illiquid and Restricted Investments

Each Series is permitted to invest up to 10% of its respective net assets in illiquid investments. For purposes of a Series' 10% limitation, illiquid investment means any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments, for purposes of this policy, include repurchase agreements maturing in more than seven calendar days.

The Series may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. The Series may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Series. Restricted securities may involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Series obtaining a less favorable price on a resale.

The Manager is responsible for the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid investments. The Manager considers the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

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Investment Strategies and Risks

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Series' holdings of illiquid investments exceed the Series' 10% limit on investment in such investments, the Manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Investment Companies

Each Series may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

With respect to unaffiliated funds in which a Series may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Series' total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Series' total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Series. A Series will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permit the Series' investments to exceed such limits in unaffiliated underlying funds. To the extent that a Series invests in another investment company because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Series, there may be duplication of investment management and other fees.

A Series may invest in securities issued by closed-end funds, subject to any of its investment policies. If a Series invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund's shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund's shares, that are outside the closed-end fund's control or unrelated to the value of the underlying portfolio securities. If a Series invests in the closed-end fund to gain exposure to the closed-end fund's investments, the lack of correlation between the performance of the closed-end fund's investments and the closed-end fund's share price may compromise or eliminate any such exposure.

To the extent that a Series invests in an ETF, the market value of the ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETFs' operating expenses and transaction costs.

Options

Delaware VIP Emerging Markets Series may purchase call options or purchase put options on securities and will not engage in option strategies for speculative purposes. Delaware VIP Emerging Markets Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series' total assets. Delaware VIP Emerging Markets Series may invest up to 2% of its total assets in the purchase of put options. At all times during which it holds a put option, Delaware VIP Emerging Markets Series will own the security covered by such option.

Delaware VIP Emerging Markets Series also may acquire options on stock indices. Delaware VIP Emerging Markets Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets. Delaware VIP Emerging Markets Series may invest in options that are either listed on US or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on Delaware VIP Emerging Markets Series' ability to effectively hedge its securities. Delaware VIP Emerging Markets Series will not, however, invest more than 15% of its assets in illiquid investments. Delaware VIP Emerging Markets Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.

Delaware VIP Small Cap Value Series may write call options and purchase put options on a covered basis only. Delaware VIP Small Cap Value Series will not engage in option strategies for speculative purposes. Delaware VIP Small Cap Value Series may write covered call options from time to time on such portion of their respective portfolios, without limit, as the Manager determines is appropriate in seeking to achieve their investment objectives. Delaware VIP Small Cap Value Series may invest up to 2% of its total assets in the purchase of put options. Delaware VIP Small Cap Value Series will, at all times during which it holds a put option, own the security covered by such option. Delaware VIP Small Cap Value Series may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow the Series to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. Delaware VIP Small Cap Value Series may purchase options on stock indices. Delaware VIP Small Cap Value Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses, and to take advantage of the liquidity available in the option markets.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates. An American style put or call option may be exercised at any

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time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the US are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Series' orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Series has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Series may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Series may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Series may expire without any value to the Series, in which case the Series would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Series has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, a Series may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Series may buy a put option on an underlying reference instrument owned by the Series (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Series, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument's market price. A Series may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. A Series will write call options on a covered basis only.

If a Series writes a covered call option, any underlying reference instruments that are held by the Series and subject to the call option will be earmarked on the books of the Series as segregated to satisfy its obligations under the option. A Series will be unable to sell the underlying reference instruments that are subject to the written call option until the Series either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Series gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Series to sell the underlying instrument at the exercise price. In that case, a Series will sell the underlying reference instrument to the option buyer for less than its market value, and the Series will experience a loss (which will be offset by the premium received by the Series as the writer of such option). If a call option expires unexercised, a Series will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Series will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Series has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Series, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Series will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium received.

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Investment Strategies and Risks

Closing out options (exchange-traded options). As the writer of an option, if a Series wants to terminate its obligation, the Series may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel a Series' position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Series. Closing transactions allow a Series to terminate its positions in written and purchased options. A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Series to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Series will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Series.

Over-the-counter (“OTC”) options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer's bankruptcy or insolvency. While a Series uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Series originally wrote the option. A Series may suffer a loss if it is not able to exercise the option (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Series' options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Series may have difficulty effecting closing transactions in particular options. Therefore, a Series would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Series could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Series cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Series would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Series, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-US exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Series' portfolio that is being hedged. In addition, a Series bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Series' investments, the Series' performance will be worse than if the Manager did not employ such strategies.

Real Estate Investment Trusts (“REITs”)

The Series may invest in REITs.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers, or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although not required, the Manager anticipates that under normal circumstances the Series will invest primarily in Equity REITs. Although the REIT structure originated in the US, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For US federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% of its gross income from real estate sources, plus dividends, interest, and gains from

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the sale of securities. Real property, mortgage loans, cash, and certain securities must comprise 75% of a company's assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.

REIT risks. A Series' investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by any changes in the value of the underlying properties owned by the REITs and other factors and their prices tend to go up and down, while mortgage REITs may be affected by the quality of any credit extended. REITs are not diversified and are subject to the risks of financing projects. A REIT's performance depends on the types and locations of the properties it owns and on management skills. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management. REITs whose underlying assets include US long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by US federal regulations concerning the healthcare industry. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows.

REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Because REITs typically are invested in a limited number of projects or in a particular market segment, REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Repurchase Agreements

Each Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by US government securities.

Under a repurchase agreement, a Series agrees to buy securities guaranteed as to payment of principal and interest by the US government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows a Series to earn a return on cash in the Series' portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to a Series' custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Series to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon a Series' ability to sell the underlying securities and additional expenses in seeking to enforce the Series' rights and recover any losses. A Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although a Series seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default, which may make it necessary for a Series to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by a Series. A repurchase agreement with more than seven days to maturity may be considered an illiquid investment and may be subject to a Series' investment restriction on illiquid investments.

Delaware Funds by Macquarie ® (each a “Delaware Fund” and collectively, “Delaware Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Funds jointly to invest cash balances. As part of the Delaware Funds, a Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

Certain Series are authorized to enter into reverse repurchase agreements.

A reverse repurchase agreement is the sale of a security by a Series and its agreement to repurchase the security at a specified time and price. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Series; accordingly, the Series will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Series creates leverage which increases the Series' investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Series' earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions

Certain Series may engage in “roll” transactions.

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Investment Strategies and Risks

A “roll” transaction is the sale of securities together with a commitment, for which a Series may receive a fee, to purchase similar, but not identical, securities at a future date. Although these transactions will not be entered into for leveraging purposes, to the extent a Series' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Series' portfolio securities decline while it is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Series' aggregate commitments under these transactions increase, its leverage risk similarly increases.

Securities Lending

Each Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

A Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (“Lending Agreement”) with The Bank of New York Mellon (“BNY Mellon”). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (ii) 105% with respect to foreign securities. With respect to each loan if, on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; certain obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; certain obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to a Series or, at the discretion of the lending agent, replace the loaned securities. A Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. A Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, a Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among a Series, the security lending agent, and the borrower. A Series records security lending income net of allocations to the security lending agent and the borrower.

Short-Term Debt Instruments and Temporary Investments

Each Series may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting a Series' investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, a Series may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term US government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the US Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody's, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers' acceptances) of US domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail in this SAI. Although not a principal strategy of these Series, for temporary defensive purposes, all or a substantial portion of the assets of the Delaware VIP® Emerging Markets Series may be invested in these securities rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.

US Government Securities. Examples of types of US government obligations in which a Series may invest include US Treasury obligations and the obligations of US government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the US, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the US Treasury or not, US government securities are not guaranteed against price movements due to fluctuating interest rates.

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US Treasury Obligations. US Treasury obligations consist of bills, notes, and bonds issued by the US Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of US government obligations that are issued by banks or brokerage firms and are created by depositing US government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities.

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US Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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US Government Agencies. Some obligations issued or guaranteed by agencies of the US government are supported by the full faith and credit of the US Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the US government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Series' shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. A Series may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of US Banks. A Series may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Series. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of US banks. Bank obligations include the following:

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Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal may be considered illiquid.

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Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven calendar days may be considered to be illiquid investments.

Small to Medium-Sized Companies

Certain Series may invest in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500® Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Swaps

Certain Series may enter into interest rate, currency, and total return swaps and the purchase or sale of related caps, floors, and collars. The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later

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date. The Series intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Series may be obligated to pay.

Certain Series may enter into credit default swap (“CDS”) contracts to the extent consistent with their respective investment objectives and strategies. When the Series is the seller of protection, the aggregate notional amount (typically, the principal amount of the reference security or securities) of the Series' investments in the CDS contracts will be limited to 10% of the Series' total net assets when we are selling protection on a security or purchasing protection on a security that the Series does not own. In response to counterparty risk, a Series will not be permitted to enter into any uncleared CDS transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Manager and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Series will only enter into a swap, cap, floor, or collar transaction if, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager.

Certain Series may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. A Series will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Series is otherwise eligible to invest, subject to the investment limitations on the instruments to which the purchased reference rate relates. Interest rate swaps may be used as a duration management tool. The Series may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit the Series to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Series anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts. The Series will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager.

The Series will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments. In order to ensure that a Series will only engage in swap transactions to the extent consistent with its investment objectives and strategies, the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Series. Similarly, the extent to which the Series may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

Swaps may be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M of the Internal Revenue Code.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. This regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Series customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Series is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets, referred to as “variation margin,” that is equal to the total net amount (if any) that would be payable by the Series to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the variation margin amount

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are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Series. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Series, the amount pledged by the counterparty and available to the Series may not be sufficient to cover all the amounts due to the Series and the Series may sustain a loss.

Currently, the Series does not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Series, if the Series is deemed to have material swaps exposure under applicable swaps regulation, it will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing, and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Series' ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty.

When a Series enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Series or may be received by the Series in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a Series has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Series has a loss of less than the margin amount, the excess margin is returned to the Series. If a Series has a gain, the full margin amount and the amount of the gain are paid to the Series.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require a Series to incur increased expenses to access the same types of swaps that it has used in the past.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer's obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Series would effectively add leverage to its portfolio because, in addition to its total assets, the Series would be subject to the risk that there would be a credit event and the Series would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA's Determinations Committees with respect to particular components of the index.

ISDA's Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in

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such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the Determinations Committees might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Currency swaps. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-US currency for payments in US dollars. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Series may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies. For example, a currency swap may be used to hedge the interest payments and principal amount of a debt obligation that is denominated in a non-US currency by entering into a cross currency swap whereby one party would make payments in the non-US currency and receive payments in US dollars. Or, a currency swap may be used to gain exposure to non-US currencies and non-US interest rates by making payments in US dollars and receiving payments in non-US currencies.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Series if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Series' swap transactions or cause a Series' hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Each party's payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Series is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Series upon early termination of the swap.

By swapping fixed interest rate payments for floating interest rate payments, an interest rate swap can be used to increase or decrease a Series' exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating-rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Index swaps. An index swap, also called a total return swap, is an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

Certain Series also may engage in index swaps, called total return swaps. In an index swap, a Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index, such as a corporate bond index, in return for the Trust paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Series is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Series will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager to predict correctly which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Series will be less than its performance would have been if it had not used the swap agreements.

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The risk of loss to a Series for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Series, the risk of loss to the Series is loss of the entire amount that the Series is entitled to receive. If a Series is obligated to pay the net amount, the Series' risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Series' risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Series' limitation on investments in illiquid investments. If a swap transaction is particularly large or if the relevant market is illiquid, a Series may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Series' swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.

Certain Internal Revenue Service (“IRS”) positions may limit a Series' ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Series' ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” above.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Series is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. A Series risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Series will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Series' rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for a Series if the Manager deems the counterparty to be creditworthy under the Series' counterparty review process. However, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Series.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Series of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Series has an open position in a swap contract. The assets of a Series may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Series might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Series is also subject to the risk that the FCM could use the Series' assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Series may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Series, which may include the imposition of position limits or additional margin requirements with respect to a Series' investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Series to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing margin requirements on uncleared swaps, which will become effective as to various market participants over time.

Finally, a Series is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Series may be required to break the trade and make an early termination payment.

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When-Issued and Delayed-Delivery Securities

Each Series may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take up to a month after the date of the purchase commitment, although in some cases it may take longer. The payment obligation and the interest rates that will be received are each fixed at the time the Series enters into the commitment and no interest accrues to the Series until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind Bonds

Delaware VIP Emerging Markets may acquire zero coupon bonds and payment-in-kind bonds.

The credit risk factors pertaining to lower-rated securities also apply to lower-rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Series will realize no cash until the cash payment date and, if the issuer defaults, the Series may obtain no return at all on its investment.

Zero coupon, deferred interest, and payment-in-kind bonds involve additional special considerations. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Series will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Series until the cash payment date or until the bonds mature. Accordingly, during periods when a Series receives no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Series is not limited in the amount of its assets that may be invested in these types of securities.

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Series and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Series assets, customer data, or proprietary information, or cause a Series or Series service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Series and its shareholders. For example, if a cybersecurity incident results in a denial of service, Series shareholders could lose access to their electronic accounts and be unable to buy or sell Series shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Series, such as trading, NAV calculation, shareholder accounting or fulfillment of Series share purchases and redemptions. Cybersecurity incidents could cause a Series or Series service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Series or Series service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Series invests, counterparties with which a Series engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Series do not control the cybersecurity systems and plans of the issuers of securities in which the Series invest or the Series' third party service providers or trading counterparties or any other service providers whose operations may affect the Series or their shareholders.

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust's business activities, including, but not

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limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers' own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust's third-party service providers could disrupt the Trust's operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust's third-party service providers may be adversely affected by significant disruption of the service providers' operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust's third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust's third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust's or its shareholders' confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust's third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust's third-party service providers use to service the Trust's operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

IBOR Transition Risk

The London Interbank Offered Rate (“LIBOR”) is the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association (“BBA”). LIBOR was a common benchmark interest rate index used to make adjustments to variable-rate loans and was used throughout global banking and financial industries to determine interest rates for a variety of borrowing arrangements and financial instruments (such as debt instruments and derivatives). Regulators in the United States and the United Kingdom alleged that certain banks engaged in manipulative acts in connection with their submissions to the BBA. LIBOR manipulation would raise the risk of a series of being adversely impacted if a series received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation.

In addition to LIBOR, a series may have investments linked to other interbank offered rates (“IBORs”). Other IBORs, such as the Euro Overnight Index Average (EONIA), are also the subject of regulatory reform or discontinuation. Over the past several years, various regulators and industry bodies have worked together to identify alternative reference rates (“ARRs”) to replace LIBOR and assist with the transition to the new ARRs. The majority of LIBOR rates were phased out at the end of 2021. The most common tenors of USD LIBOR (overnight and 1-, 3-, 6- and 12- month) will cease publication as of June 30, 2023.

There remains uncertainty and risks related to converting certain longer-term securities and transactions to a new ARR. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a series invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. While some instruments tied to LIBOR or a similar rate may include a replacement rate in the event these rates are discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The cessation of LIBOR or similar rates could affect the value and liquidity of investments tied to these rates, especially those that do not include fallback provisions. The effect of a transition away from the IBORs may also result in a reduction in the effectiveness of certain hedging transactions and increased volatility in markets that currently rely on an IBOR to determine interest rates. The use of alternative reference rate products may also impact investment strategy performance. Due to the uncertainty regarding the future utilization of LIBOR and similar rates and the nature of any replacement rate, the potential effect of a transition away from these rates on a series or the financial instruments in which the series invests cannot yet be determined.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a series.

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Disclosure of Portfolio Holdings Information

Each Series has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Series' portfolio holdings monthly, with a 30-day lag, on each Series' website, delawarefunds.com/vip-literature. In addition, on a 10-day lag, we also make available on the website a month-end summary listing certain information, including the number of each Series' securities and top 10 securities by percentage of holdings. This information is available publicly to any and all shareholders free of charge once posted on the website or by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Series' shares, are generally treated similarly and are not provided with the Series' portfolio holdings in advance of when they are generally available to the public.

The Series may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Series are provided with the Series' portfolio holdings only to the extent necessary to perform services under agreements relating to the Series. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager's affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Series' independent registered public accounting firm, the Series' custodian, the Series' legal counsel, the Series' financial printer (DG3), and the Series' proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Series shares or in shares of the Series' portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Series, nor the Manager, nor sub-advisor, nor any affiliate, receives any compensation or consideration with respect to these agreements. The Trust disseminates portfolio holdings information pursuant to Nondisclosure Agreements to the following parties: Morningstar receives the Trust's holdings quarterly within a 30-day lag; Lipper receives the Trust's holdings quarterly with a minimum 30-day lag; and Lincoln National Life Insurance Company receives the Trust's holdings semi-annually and forwards it to Arnerich & Messina and Ibbotson to support Lincoln business relationships with a minimum 30-day lag.

To protect the shareholders' interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Trust's Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust's Chief Compliance Officer that, among other things, addresses the operation of the Trust's procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information on the Trust's Trustees and principal officers is provided below. The Trustees serve for indefinite terms until their mandatory retirement, resignation, death, or removal. Trustees who are not “interested persons” as defined by the 1940 Act are referred to as the “Independent Trustees”.

As of March 31, 2023, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Series.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	117	Macquarie Asset Management[3] (2015-Present)—Global Head of Public Investments (2019-Present); Head of Americas of Macquarie Group (2017-Present)	None
Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	117	Stonebrook Capital Management, LLC (financial technology: macro factors and databases)—Managing Member (1993-Present)	None
Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	117	J.P. Morgan Chase & Co. (1987-2013)—Chief Executive Officer, Private Wealth Management (2011-2013)	Banco Santander International (2016-2019) Santander Bank, N.A. (2016-2019)
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	117

Private Investor (2011-Present); State Street Bank and Trust Company (1996-2011)—Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer

					None
H. Jeffrey Dobbs 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	117	KPMG LLP (2002-2015)—Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015-Present) PatientsVoices, Inc. (2018-Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

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Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	117	Drexel University—President (2010-Present)

Federal Reserve Bank of Philadelphia (2020-Present)

Kresge Foundation
(2018-Present)

FS Credit Real Estate Income Trust, Inc. (2018-Present)

vTv Therapeutics Inc. (2017-Present)

Community Health Systems (2004-Present)

Drexel Morgan & Co. (2015-2019)

Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	117

University of Oklahoma—President (2020-Present); Interim President (2019-2020); Vice President and Dean, College of Law (2010-2019)

Brookhaven Investments LLC (commercial enterprises) —Managing Member (2019-Present)

St. Clair, LLC (commercial enterprises) —Managing Member (2019-Present)

					OU Medicine, Inc. (2020-Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007-Present) Ivy Funds Complex (1998-2021)

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	117	Children's Mercy Hospitals and Clinics (2005-2019) —Chief Administrative Officer (2016-2019)

Brixmor Property Group Inc. (2021-Present)

Sera Prognostics Inc. (biotechnology) (2021-Present)

Recology (resource recovery) (2021-Present)

Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)

National Association of Corporate Directors (2017-Present)

American Shared Hospital Services (medical device) (2017-2021)

Ivy Funds Complex (2019-2021)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	117	Banco Itaú International—Chief Executive Officer (2012-2016); Bank America, U.S. Trust Private Wealth—President (2007-2008); U.S. Trust Corp.-—President & CEO (2005-2007)

Florida Chapter of National Association of Corporate Directors (2021-Present)

Callon Petroleum Company (2019-Present)

Camden Property Trust (2011-Present)

New Senior Investment Group Inc. (REIT) (2021)

Carrizo Oil & Gas, Inc. (2018-2019)

Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	117	PNC Financial Services Group (1983-2013)—Vice Chairman (2009-2013)	HSBC USA Inc. (2014-2022) HSBC North America Holdings Inc. (2013-2022)

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Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	117

Gore Creek Capital, Ltd.—Chief Executive Officer and President (2009-Present); Capital Z Asset Management—Chief Executive Officer (2008-2009); California Public Employees' Retirement System (CalPERS)—Senior Investment Officer of Global Equity (2002-2008)

The Merger Fund (2013-2021), The Merger Fund VL (2013-2021), WCM Alternatives: Event-Driven Fund (2013-2021), and WCM Alternatives: Credit Event Fund (2017-2021)

Grange Insurance (2013-Present)

H&R Block Corporation (2008-2022)

International Securities Exchange (2010-2018)

Vassar College Trustee (2006-2018)

Janet L. Yeomans 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	117	3M Company (1995-2012)—Vice President and Treasurer (2006-2012)	Temple University Hospital (since 2017) Pennsylvania State System of Higher Education (since 2018)

Officers	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
David F. Connor[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at MAM.
Daniel V. Geatens[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President since December 2020; Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at MAM.
Richard Salus 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at MAM.

1	“Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.
2	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager.

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3

Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Series' Manager, principal underwriter, and transfer agent.

4	Includes time served on the Board of the Ivy Funds complex prior to the date when Ivy Funds joined the Delaware Funds complex.
5

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The following table shows each Trustee's ownership of shares of the Series and of shares of all Delaware Funds as of December 31, 2022.

Name	Dollar Range of Equity Securities in the Series	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	Over $100,000
Independent Trustees
Jerome D. Abernathy	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
H. Jeffrey Dobbs	None	Over $100,000
John A. Fry	None	Over $100,000
Joseph Harroz, Jr.	None	Over $100,000
Sandra A.J. Lawrence	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Christianna Wood	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from Delaware Funds for which he or she served as a Trustee for the Trust's last fiscal year. Only the Independent Trustees of the Trust receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from the Investment Companies in the Delaware Funds Complex[1]
Jerome D. Abernathy	$13,014	None	$406,000
Thomas L. Bennett[2]	$18,070	None	$566,000
Ann D. Borowiec	$13,332	None	$416,000
Joseph W. Chow	$12,541	None	$391,000
H. Jeffrey Dobbs	$12,522	None	$391,000
John A. Fry	$13,161	None	$411,000
Joseph Harroz, Jr.	$10,795	None	$361,000
Sandra A.J. Lawrence	$13,141	None	$411,000
Frances A. Sevilla-Sacasa	$12,462	None	$388,500
Thomas K. Whitford (Chair)[3]	$18,413	None	$576,000
Christianna Wood	$12,377	None	$386,000
Janet L. Yeomans	$12,695	None	$396,000

[1]

Each Independent Trustee/Director receives an annual retainer fee for serving as a Trustee/Director for the investment companies in the Delaware Funds by Macquarie family of funds (117 funds in the complex) for which they serve, plus certain meeting fees. The committee members, committee chairs, and Board Chair also receive retainers for their serving on such committees, serving as committee chair or serving as Board Chair, respectively. An Independent Trustee/Director may receive additional fees based on determination by the Board Chair and the Nominating and Corporate Governance Committee.

[2]	Thomas L. Bennett served as Board Chair until his retirement from the Board on December 31, 2022.
[3]	Thomas K. Whitford has been Board Chair since January 1, 2023.

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Management of the Trust

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise Delaware Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Size and Composition of Board: The Board is currently comprised of twelve Trustees. Eleven of the twelve are Independent Trustees. The Board comprises of Trustees with a variety of professional backgrounds and experiences. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date.

Qualifications of the Trustees: The Board has concluded that, based on each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. In reaching its determination the Board, at the recommendation of the Nominating and Corporate Governance Committee, considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes, and skills. No one such factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, and/or other life experiences; (ii) the ability to work effectively and collegially with other people; (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole; and (iv) the Trustee's willingness and ability to contribute to the Board's oversight and decision-making functions and provide the necessary skills to allow the Board to carry out its responsibilities. In addition to the table above, set forth below is a brief discussion of the specific experience, qualifications and skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.

Jerome D. Abernathy — Mr. Abernathy has extensive experience in the investment management industry. He has been the Managing Member of Stonebrook Capital Management, LLC (financial technology: macro factors and databases) since 1993 and has served in various roles including Chief Investment Officer and Managing Partner. Prior to that, Mr. Abernathy served as a Managing Director at Guggenheim Investments, Director of Research at Moore Capital Management, and as a trader and researcher at Morgan Stanley. He also has experience as a director of other corporate and not-for-profit boards. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from the Massachusetts Institute of Technology. He has served on the Board since January 2019.

Ann D. Borowiec — Ms. Borowiec has extensive experience in the banking, and wealth management industry. She is currently a private investor. She was previously the Chief Executive Officer of Private Wealth Management at J.P. Morgan Chase & Co. from 2011 to 2013. During her 25 year career at J.P. Morgan, she served in a variety of senior roles including running the U.S. Private Bank, leading the global marketing team for Private Banking, and running Investor relations for J.P. Morgan Chase & Co. Ms. Borowiec began her career in public accounting. She also has experience as a director of other corporate and not-for-profit boards, including, among others, Santander Bank N.A., Banco Santander International and the New Jersey Symphony. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. She has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has extensive experience in the banking and financial services industry, including investments, risk management and business strategy. Mr. Chow is currently a private investor. He was previously at State Street Bank and Trust Company where he held a number of positions between 1990 and 2011, including Executive Vice President of Enterprise Risk Management, Executive Vice President of Emerging Economies Strategy, and Chief Risk and Corporate Administration Officer. He also has experience as a director of other corporate and not-for-profit boards, including Hercules Technology Growth Capital, Inc. Mr. Chow holds a B.A. degree from Brandeis University and a M.C.P. (city planning) and a M.S in Management (finance) from the Massachusetts Institute of Technology. He has served on the Board since January 2013.

H. Jeffrey Dobbs — Mr. Dobbs has extensive experience in the global professional services industry. He is currently a private investor. Mr. Dobbs was the Global Chairman of the Industrial Manufacturing Sector at KPMG LLP from 2010 to 2015, where he was a partner from 2002 to 2015 and also served as the Global Lead Partner for a Fortune 5 global automotive company from 2003 to 2015. In these roles, he was responsible for the quality and client satisfaction of the strategic, operational, risk and compliance services provided to industrial manufacturing clients around the world. Prior to that, Mr. Dobbs was a partner at Arthur Andersen from 1988 to 2002, where he also served as the Kansas City Office Managing Partner. He has experience as a director of other corporate and not-for-profit boards. Mr. Dobbs holds a B.S. in accounting from Valparaiso University and is a retired Certified Public Accountant. He has served on the Board since April 2021. Prior to that, he served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

John A. Fry — Mr. Fry has extensive experience in higher education. Having served in senior management for three major institutions of higher learning, he has extensive experience overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He has been the President of Drexel University since 2010. Prior to that he served as President of Franklin & Marshall College from 2002 to 2010, Executive Vice President of the University of Pennsylvania from 1995 to 2002, and as a management consultant for the higher education and non-profit sectors at Coopers & Lybrand's National Higher Education Consulting Practice from 1990 to 1995 and KPMG Peat Marwick from 1982 to 1990. He also has extensive experience as a director of other corporate and not-for-profit boards, including, among others, the Federal Reserve Bank of Philadelphia, the Kresge Foundation and FS Credit Real Estate Income Trust Inc. Mr. Fry holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. He has served on the Board since January 2001.

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Joseph Harroz, Jr. — Mr. Harroz has extensive experience in higher education. He has been the President of the University of Oklahoma since 2020. Prior to that he served as the Interim President from 2019 to 2020, Dean of the College of Law from 2010 to 2019, General Counsel from 1997 to 2019 and Vice President of Executive Affairs from 1994 to 1997. Mr. Harroz is a Managing Member of Brookhaven Investments LLC and St. Clair, LLC, each commercial enterprises, since 2019. He also has experience as a director of other corporate and not-for-profit boards, including OU Health, Inc., Big 12 Athletic Conference and Valliance Bank. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. He has been on the Board since April 2021 and prior to that on the Board of Trustees of the Ivy Funds from November 1998 to April 2021, serving as chair of that board for more than a decade.

Sandra A.J. Lawrence — Ms. Lawrence has extensive experience in the healthcare and financial services sectors. She is currently a private investor. Ms. Lawrence was Chief Administrative Officer and Executive Vice President of Children's Mercy Hospitals and Clinics from 2016 to 2019 and Chief Financial Officer and Executive Vice President from 2005 to 2016. Prior to that, she was Chief Financial Officer and Senior Vice President of Midwest Research Institute (MRI) from 2004 to 2005, Vice President and Administrator of Gateway, Inc. from 1998 to 2000, General Manager of Gateway's Kansas City operation from 1997 to 1998, Director of MRI's Statistics & Economics Center from 1995 to 1997, and President of Stern Brothers (investment bank) from 1992 to 1995. Mr. Lawrence also previously served as interim Chief Executive Officer of Frontier Medical Research, President and Chief Executive Officer of Global Packaging Solutions, Inc., and in various roles in commercial real estate development. She also has extensive experience as a director of other corporate, private, and not-for-profit boards. Ms. Lawrence holds a B.A. from Vassar College, an M.Arch from the Massachusetts Institute of Technology, and an M.B.A. from Harvard Business School. She has served on the Board since April 2021. Prior to that, she served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has extensive experience in banking and wealth management. She is currently a private investor and was CEO of Banco Itaú International, Miami, Florida, from April 2012 to December 2016. She served as Executive Advisor to the Dean of the University of Miami School of Business from August 2011 to March 2012, Interim Dean of the University of Miami School of Business from January 2011 to July 2011, President of U.S. Trust, Bank of America Private Wealth Management from July 2007 to December 2008, President and CEO of US Trust Company from early 2007 until June 2007, and President of US Trust Company from November 2005 until June 2007. She previously served in a variety of roles with Citigroup's private banking business, including President of Latin America Private Banking, President of Europe Private Banking, and Head of International Trust Business. She also has experience as a director of other corporate and not-for-profit boards. Ms. Sevilla-Sacasa holds a B.A. from the University of Miami and an M.B.A from the Thunderbird School of Global Management. She has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has extensive experience in the banking and financial services industry. He is currently a private investor. He was the Vice Chairman of PNC Financial Services Group from 2009 to 2013. Prior to that, he held a number of other leadership positions at PNC, including Chairman of National City Bank (responsible for PNC's integration of National City Corporation) from 2008 to 2009, Chief Administrative Officer from 2007 to 2008, Chief Risk Officer from 2002 to 2007, Chief Executive Officer of PNC's Wealth Management business from 1997 to 2001 and other positions from 1983 to 1997. He also has previous experience as a director of other corporate and not-for-profit boards, including among others, HSBC North America Holdings Inc., HSBC Finance Corporation, Longwood Gardens and The Barnes Foundation. Mr. Whitford holds a B.S. from the University of Massachusetts and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013 and chair since January 2023.

Christianna Wood — Ms. Wood has extensive portfolio management experience in the institutional investment management industry. She has been the President and Chief Executive Officer of Gore Creek Capital, Ltd. since 2009. Prior to that she served as the Chief Executive Officer of Capital Z Asset Management (one of the largest independent sponsors of hedge funds) from 2008 to 2009 and as the Senior Investment Officer of Global Equity of the California Public Employees' Retirement System (CalPERS) (the largest public pension plan in the United States) from 2002 to 2008. At CalPERS, in addition to the responsibility for their $150 billion global equity portfolio, Ms. Wood also had oversight responsibilities for CalPERS corporate governance program and ESG strategies. She has extensive experience as a non-executive director of numerous corporate and not-for-profit boards. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood was a 2018 Harvard University Advanced Leadership Fellow. She has served on the Board since January 2019.

Janet L. Yeomans — Ms. Yeomans has extensive broad-based financial experience, including global financial risk management, investments, and mergers and acquisitions. She is currently a private investor. Ms. Yeomans was previously Vice President and Treasurer of 3M, a multinational conglomerate, from 1995 to 2012 where she was responsible for funding global operations, managing the investment of employee benefit assets and advising the Board on financial related matters. Prior to that, Ms. Yeomans managed the Investment Technology Group at Interactive Data Corporation and was an econometric consultant at Data Resources, Inc. Ms. Yeomans served as an adjunct professor of IT Governance at Temple University's Fox School of Business in 2016. She also has experience as a director of other corporate and not-for-profit boards, including, the Minnesota State Board of Investment, Temple University Hospital and the Pennsylvania State System of Higher Education. Ms. Yeomans holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. She has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has approximately 30 years of experience in the investment management industry. He has been the Global Head of Macquarie Asset Management since January 2019 and Head of Americas - Macquarie Group since December 2017 and he is responsible for all aspects of the firm's business. He joined the firm as President of Macquarie Asset Management - Americas in 2015. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), the

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Management of the Trust

Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI). In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”

Board Leadership Structure: The Board has overall responsibility for the oversight of the Series. The Chair of the Board is an Independent Trustee and the Chair of each Committee of the Board is an Independent Trustee. The Board has five standing Committees: Audit Committee, Nominating and Corporate Governance Committee, Equity Investments Committee, Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee, and Committee of Independent Trustees/Directors. The role of the Chair of the Board is to preside at all meetings of the Board, to act as a liaison with service providers, fund officers, legal counsel and other Trustees generally between meetings and to actively develop meeting agendas. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee, respectively, from time to time.

The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The committee currently consists of the following Independent Trustees: Frances Sevilla-Sacasa, Chair; H. Jeffrey Dobbs; and Sandra A.J. Lawrence. The Audit Committee held six meetings during the Trust's last fiscal year.

Nominating and Corporate Governance Committee: This committee is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The committee currently consists of the following Independent Trustees: Ann D. Borowiec, Chair; John A. Fry; Joseph Harroz, Jr.; and Thomas K. Whitford (ex officio). The Nominating and Corporate Governance Committee held five meetings during the Trust's last fiscal year.

The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Series would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the committee in evaluating the recommendation.

In evaluating nominees, the committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

Investments Committees: Each of the Investments Committees works to assist the Board in the oversight, monitoring, and evaluation of Series performance, investment related risks and other related matters, meet with the investment management team representatives of the Series from time to time to discuss investment performance and investment process and perform such other functions as may be delegated to it from time to time by the Board.

The Equity Investments Committee currently consists of the following Independent Trustees: Joseph W. Chow, Chair; Jerome D. Abernathy; H. Jeffrey Dobbs; and Christianna Wood. The Equity Investments Committee held four meetings during the Trust's last fiscal year.

The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chair; Jerome D. Abernathy; Sandra A.J. Lawrence; and Christianna Wood. The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee held four meetings during the Trust's last fiscal year.

Committee of Independent Trustees/Directors: This committee oversees the approval process of the Series' advisory and distribution agreements and arrangements, serves as a liaison between the Board and the Manager and the Series' Chief Compliance Officer and undertakes other responsibilities. The committee is comprised of all of the Trust's Independent Trustees. The Committee of Independent Trustees held four meetings during the Trust's last fiscal year.

Board Role in Risk Oversight: Investing in general and the operation of a Series involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Series. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, sub-advisers, the Series' Chief Compliance Officer, the Series' independent registered public accounting firm, counsel, and other parties, as appropriate, regarding risks faced by the Series and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Series resides with the Manager and other service providers to the Series. Although the risk management policies of the Manager and the service providers are

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designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Series or the Manager, its affiliates or other service providers.

Code of Ethics

The Trust, the Manager, Securian AM and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Series. If and when proxies need to be voted on behalf of the Series, the Manager and any Macquarie affiliates advising the Series (collectively, “Macquarie Asset Management Public Investments”) will vote such proxies pursuant to Macquarie Asset Management Public Investments' (“MPI”) Proxy Voting Policies and Procedures (the “Procedures”). MPI has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing MPI's proxy voting process for the Series. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow MPI to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

In order to facilitate the actual process of voting proxies, MPI has contracted with proxy advisory firms to analyze proxy statements on behalf of the Series and MPI's other clients and provide MPI with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing the proxy advisory firms' services. If a proxy has been voted for the Series, the proxy advisory firm will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawarefunds.com/proxy; and (ii) on the Commission's website at http://www.sec.gov.

When determining whether to invest in a particular company, one of the factors MPI may consider is the quality and depth of the company's management. As a result, MPI believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MPI's votes are cast in accordance with the recommendations of the company's management. However, MPI may vote against management's position when it runs counter to MPI's specific Proxy Voting Guidelines (the “Guidelines”), and MPI will also vote against management's recommendation when MPI believes such position is not in the best interests of the Series.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote re-incorporation proposals on a case-by-case basis; (v) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (vi) generally vote for proposals requesting that a company report on its policies, initiatives, oversight mechanisms, and ethical standards related to social, economic, and environmental sustainability, unless company already provides similar reports through other means or the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative guidelines or a similar standard; and (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Because the Trust has delegated proxy voting to MPI, the Series are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, MPI does have a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which MPI receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by MPI's portfolio management teams when voting proxies after reviewing the proxy and research provided by the proxy advisory firms should in most instances adequately address any potential conflicts of interest. If MPI becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee's delegates for review. If the portfolio management team for such proxy intends to vote in accordance with the proxy advisory firm's recommendation pursuant to our Procedures, then no further action is needed to be taken by the Committee. If MPI's portfolio management team is considering voting a proxy contrary to the proxy advisory firm's research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between MPI and a portfolio company (unrelated to the ownership of the portfolio company's securities) could have influenced an inconsistent vote on that company's proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with the proxy advisory firm's research recommendation or abstain from voting.

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Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, furnishes investment management services to the Series, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Asset Management” is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.

The Series' Investment Management Agreement (“Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Series, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, the Series shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Series Name	Management Fee (annual rate as a percentage of average daily net assets)
Delaware VIP Small Cap Value Series	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $1.5 billion 0.60% on assets in excess of $2.5 billion
Delaware VIP Emerging Markets Series	1.25% on the first $500 million 1.20% on the next $500 million 1.15% on the next $1.5 billion 1.10% on assets in excess of $2.5 billion

During the last three fiscal years, the Series paid the following investment management fees to the Manager:

Series	December 31, 2022	December 31, 2021	December 31, 2020
Delaware VIP Emerging Markets Series	$7,400,513 earned $6,119,513 paid $1,281,000 waived	$9,161,538 earned $8,526,573 paid $634,965 waived	$7,814,868 earned $7,323,757 paid $491,111 waived
Delaware VIP Small Cap Value Series	$10,273,795 earned $10,273,795 paid $0 waived	$10,640,354 earned $10,640,354 paid $0 waived	$7,800,939 earned $7,800,939 paid $0 waived

Except for those expenses borne by the Manager under the Investment Management Agreement, and the Distributor under the Distribution Agreement, each Series is responsible for all of its own expenses. Among others, such expenses include each Series' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Sub-Advisors

The Manager has entered into Sub-Advisory Agreements on behalf of the Series with Macquarie Investment Management Global Limited, which is an affiliate of the Manager (“Affiliated Sub-Advisor”). The Affiliated Sub-Advisor, located at 50 Martin Place, Sydney, Australia, is a part of Macquarie Asset Management (MAM). As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Series. During the Series' last fiscal year, the Manager did not pay compensation to the Affiliated Sub-Advisor for services rendered under the Sub-Advisory Agreement.

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Distributor

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series' shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Series' shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Series for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Series will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Series. The Transfer Agent's compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Series has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Series. For purposes of pricing, each Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Series. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Series or payment of redemptions. The proceeds of this investment program are used to offset the Series' transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Series pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Series NAVs and performance data. For these services, the Series pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.

During the last three fiscal years, the Series paid the following amounts to BNY Mellon for fund accounting and financial administration services:

Series	Fiscal year ended December 31, 2020	Fiscal year ended December 31, 2021	Fiscal year ended December 31, 2022
Delaware VIP Emerging Markets Series	$117,389	$128,897	$86,740
Delaware VIP Small Cap Value Series	$176,717	$227,514	$171,647

During the last three fiscal years, the Series paid the following amounts to DIFSC for fund accounting and financial administration services:

Series	Fiscal year ended December 31, 2020	Fiscal year ended December 31, 2021	Fiscal year ended December 31, 2022
Delaware VIP Emerging Markets Series	$25,528	$29,880	$29,118
Delaware VIP Small Cap Value Series	$41,076	$57,095	$57,722

Securities Lending Agent

The Board has approved each Series' participation in a securities lending program. Under the securities lending program, BNY Mellon serves as the Series' securities lending agent (“Securities Lending Agent”).

For the fiscal year ended December 31, 2022, the Series did not earn income or pay any fees and/or compensation pursuant to the Lending Agreement between the Trust with respect to the Series and the Securities Lending Agent.

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Investment Manager and Other Service Providers

Custodian

BNY Mellon is the custodian of each Series' securities and cash. As custodian for the Series, BNY Mellon maintains a separate account or accounts for each Series; receives, holds, and releases portfolio securities on account of each Series; receives and disburses money on behalf of each Series; and collects and receives income and other payments and distributions on account of each Series' portfolio securities. BNY Mellon also serves as the Series' custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Portfolio Managers

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2022 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance-Based Fees
Kelley M. Carabasi Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 5	$9.3 billion $0 $164.3 million	0 0 0	$0 $0 $0
Kent P. Madden Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 5	$9.3 billion $0 $164.3 million	0 0 0	$0 $0 $0
Steven G. Catricks Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 5	$9.3 billion $0 $164.3 million	0 0 0	$0 $0 $0
Michael Foley Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 5	$9.3 billion $0 $164.3 million	0 0 0	$0 $0 $0
Liu-Er Chen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	6 3 4	$6.2 billion $598.4 million $591.0 million	0 0 0	$0 $0 $0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Series and the investment action for each such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Series. Additionally, the management of multiple funds or accounts and a Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Some of the accounts managed by the portfolio managers as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

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Compensation Structure

Each portfolio manager's compensation consists of the following:

Base Salary — Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — US Small-Mid Cap Value Equity Portfolio Managers (Carabasi, Madden, Catricks, Foley). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with the relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar, Inc. (“Morningstar”) peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus — Emerging Markets Equity Portfolio Manager (Chen). The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Macquarie Asset Management Public Investments Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Macquarie Asset Management Public Investments Notional Investment Plan — A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within MAM Funds pursuant to the terms of the Macquarie Asset Management Public Investments Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Series Shares

As of December 31, 2022, the portfolio managers did not beneficially own any shares of the Series.

Trading Practices and Brokerage

The Manager selects broker/dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Series. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Series either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Series pay reasonable brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Series pays a minimal share transaction cost when the transaction presents no difficulty.

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Trading Practices and Brokerage

During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Series were as follows:

Series	12/31/20	12/31/21	12/31/22
Delaware VIP Emerging Markets Series	$189,887	$139,493	$52,271
Delaware VIP Small Cap Value Series	$436,097	$275,033	$410,074

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Series' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Series paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Series is not disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Series and/or to other Delaware Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the Series receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Series or other funds and not for the advantage of the Manager.

During the fiscal year ended December 31, 2022, portfolio transactions of the Series in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:

Series	Portfolio Transactions Amounts	Brokerage Commissions
Delaware VIP Emerging Markets Series	$34,067,464	$30,109
Delaware VIP Small Cap Value Series	$597,042,649	$203,650

As of December 31, 2022, the Series did not hold securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

The Series that invest in domestic equity securities (e.g., Delaware VIP Small Cap Value Series) may participate in a commission recapture program. Under the program and subject to seeking best execution as described above, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Series. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

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Capital Structure

Capitalization

The Trust currently has authorized, and allocated to each Class of each Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust's registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shareholders do not have preemptive rights. All shares of a Series represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the plan for Service Class shares under Rule 12b-1 (the “Plan”). General expenses of the Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class's Rule 12b-1 Plan will be allocated solely to that class.

Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund. Effective May 1, 2002, the name of each Series was changed to incorporate the new name of the Delaware VIP® Trust.

Delaware VIP Small Cap Value Series commenced operations on December 27, 1993. The initial public offering date for Delaware VIP Emerging Markets Series was May 1, 1997.

Noncumulative Voting

The Trust's shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

Purchase and Redemption of Shares and Offering Price

Purchasing Shares

Each Series reserves the right to refuse the purchase side of an exchange request by any person or group if, in the Manager's judgment, the Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Purchase exchanges may be restricted or refused if a Series receives or anticipates simultaneous orders affecting significant portions of the Series' assets.

Plan under Rule 12b-1

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted the Plan for Service Class shares of each Series. The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

The maximum aggregate fee payable by the Trust under the Plan, and the Trust's Distribution Agreement, on an annual basis, is 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers, and others for providing personal service and/or maintaining shareholder accounts).

While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust's Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plan and the Distribution Agreement, as amended, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

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Purchase and Redemption of Shares and Offering Price

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class's outstanding voting securities. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the Service Class's outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.” Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust's Independent Trustees who have no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of the Trust's Independent Trustees must be made by the Trust's existing Independent Trustees who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

For the fiscal year ended December 31, 2022, the Service Class of each Series paid the Distributor the following amounts pursuant to the Plan: $857,172 (Delaware VIP Emerging Markets Series) and $2,901,131 (Delaware VIP Small Cap Value Series). Such amounts were used by the Distributor for the following purposes:

Series/Service Class	Advertising	Broker Trails[1]	Wholesaler Expenses	Totals
Delaware VIP Emerging Markets Series	$0	$0	$857,172	$857,172
Delaware VIP Small Cap Value Series	$0	$0	$2,901,131	$2,901,131

1

The broker trail amounts listed in this row are principally based on payments made to broker/dealers monthly. However, certain broker/dealers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Redeeming Shares

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued pursuant to the Trust's Valuation Procedures. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Series' NAV during any 90-day period for any one shareholder.

Offering Price

The offering price of shares is the NAV per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4:00pm, Eastern time, on days when the NYSE is open for business (“Business Day”). The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day's NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Series' next Business Day.

The NAV per share for each share class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining the Series' total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial MBS, and US government agency MBS, pricing vendors utilize matrix pricing, which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Forward foreign currency contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the

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last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Manager under the oversight of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. On behalf of a Series, the Manager may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Manager (on behalf of the Series) may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value by the Manager as determined in good faith and pursuant to procedures approved by the Board.

Each class of the Series will bear, pro rata, all of the common expenses of that Series. The NAVs of all outstanding shares of each class of the Series will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Series represented by the value of shares of that class. All income earned and expenses incurred by the Series will be borne on a pro rata basis by each outstanding share of a class, based on each class's percentage in the Series represented by the value of shares of such class, except that the Standard Class shares will not incur any of the expenses under the Service Class's 12b-1 Plan and the Service Class shares alone will bear any 12b-1 Plan expenses payable under its 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Series will vary.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Series' net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Series to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of a Series will share proportionately in the investment income and expenses of that Series, except that the Service Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of a Series at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash.

Taxes

The following is a summary of certain additional tax considerations generally affecting each Series (sometimes referred to as “the Series”). Because shares of the Series are sold, directly or indirectly, to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable contract.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Series and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Series selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local, and foreign taxes.

Taxation of the Series. The Series has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Series so qualifies, the Series will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable

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Distributions and Taxes

interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Series must satisfy the following requirements:

•
Distribution Requirement — the Series must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Series after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Series must satisfy the following asset diversification test at the close of each quarter of the Series' tax year: (1) at least 50% of the value of the Series' assets must consist of cash and cash items, US government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series' total assets in securities of an issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Series' total assets may be invested in the securities of any one issuer (other than US government securities or securities of other regulated investment companies) or of two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Series for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Series' ability to satisfy these requirements. See, “Tax Treatment of Series Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Series may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Series' income and performance.

The Series may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Series uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Series shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Series' allocation is improper and that the Series has under-distributed its income and gain for any taxable year, the Series may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Series fails to satisfy the Distribution Requirement, the Series will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Series' income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Series will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Series may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Series, if any, do not flow through to shareholders. Rather, the Series may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Series has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Series' net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Series' next taxable year, and the excess (if any) of the Series' net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series' next taxable year. Any such net capital losses of the Series that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Series in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Series. An ownership change generally results when shareholders owning 5% or more of the Series increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Series' ability to offset capital gains with those losses. An increase in the amount of gains distributed to the Series' shareholders could result from an ownership change. The Series undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Series' control, there can be no assurance that the Series will not experience, or has not already experienced, an ownership change. Additionally, if the Series engages in a tax-free reorganization with another Series, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Series of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Series, or vice versa, thereby reducing the tax benefits Series shareholders would otherwise have enjoyed from use of such capital loss carryovers.

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Deferral of late year losses. The Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series' taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Series distributions for any calendar year (see, “Taxation of Series Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

•
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Series may retain or distribute to shareholders its net capital gain for each taxable year. The Series currently intends to distribute net capital gains. If the Series elects to retain its net capital gain, the Series will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Series elects to retain its net capital gain, it is expected that the Series also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Series on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% nondeductible excise tax, the Series must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Series intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Series having to pay an excise tax. However, in any calendar year in which the investment made by the Manager and its affiliates in the Series does not exceed $250,000, the Series may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Series that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Series from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Series. The US has entered into tax treaties with many foreign countries that entitle the Series to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Series will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Series may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Series not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Series on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known. Under certain circumstances, the Series may elect to pass-through foreign taxes paid by the Series to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts. The Series intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders (rather than the insurance company) will be treated for federal income tax purposes as the taxable owners of the assets held by the segregated asset accounts. If the contract holder is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract holder's gross income. The Series intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Series must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the

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purposes of clause (b), all securities of the same issuer are considered a single investment, and while each US government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer.

Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Series. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if -

•
All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

•
Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Series is held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Series (and any corresponding regulated investment company such as a fund-of-funds that invests in the Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract holder. Accordingly, a contract holder should not have an impermissible level of control over the Series' investment in any particular asset so as to avoid the prohibition on investor control. If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder's gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder's control of the investments of the segregated asset account may cause the contract holder, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Series and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Series reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Series. All investment decisions concerning the Series must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holder may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Series.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account's investments in funds such as the Series, and such guidance could affect the treatment of the Series, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described, or that the Series will not have to change its investment objectives or investment policies. The Series' investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Series.

Taxation of Series Distributions. The Series anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of net investment income. The Series receives ordinary income generally in the form of dividends and/or interest on its investments. The Series may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Series, constitutes the Series' net investment income from which dividends may be paid to the separate account. In the case of the Series whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “— Dividends-received deduction for corporations.”

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Distributions of capital gains. The Series may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributed as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributed as long-term capital gain. Any net short-term or long-term capital gain realized by the Series (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series.

Returns of capital. Distributions by the Series that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of ) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in its Series shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Series shares. Return of capital distributions can occur for a number of reasons including, among others, the Series over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Series Transactions — Investments in US REITs” below).

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Series may qualify for the dividends-received deduction. The availability of the dividends- received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Series from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-through of foreign tax credits. If more than 50% of the Series' total assets at the end of a fiscal year is invested in foreign securities, the Series may elect to pass through to its shareholders their pro rata share of foreign taxes paid by the Series. If this election is made, the Series may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their US federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Series due to certain limitations that may apply. The Series reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Series. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Series Transactions — Securities lending” below.

Tax credit bonds. If the Series holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Series may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Series. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017. Even if the Series is eligible to pass through tax credits to shareholders, the Series may choose not to do so.

Consent dividends. The Series may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Series' shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Series Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Series.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in

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gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to shareholders, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify

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themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in US REITs. A US REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT's current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity US REIT's cash flow may exceed its taxable income. The equity US REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT's current and accumulated earnings and profits. Also, see, “Tax Treatment of Series Transactions — Investment in taxable mortgage pools (excess inclusion income)” below with respect to certain other tax aspects of investing in US REITs.

Investment in non-US REITs. While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Series — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the US, which tax foreign persons on gain realized from dispositions of interests in US real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund's income from a US REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Series.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise, or withholding tax liabilities.

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Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will not qualify for the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Series.

Tax Consequences To Contract Holders. Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable variable contract.

Performance Information

To obtain the Series' most current performance information, please call 800 523-1918 or visit our website at delawarefunds.com/vip-performance.

Performance quotations represent the Series' past performance and should not be considered as representative of future results. The Series will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable US securities laws, as they may be revised from time to time by the SEC.

Financial Statements

PricewaterhouseCoopers LLP (“PwC”), which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Series' Annual Reports. The Series' Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PwC, the independent registered public accounting firm, for the fiscal year ended December 31, 2022, are included in the Series' Annual Reports to shareholders. The financial statements and Financial Highlights, the notes relating thereto, and the reports of PwC listed above are incorporated by reference from the Annual Reports into this SAI.

Principal Holders

The Series' classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Shareholders (i.e., the insurance company separate accounts) will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares. Moreover, to the extent that contract holders do not provide voting instructions to a shareholder, the shareholder will generally vote such contract holders' shares in the same proportion as the votes received from other contract holders (so called “echo voting”). The effect of this proportional voting is that a small number of contract holders may determine the outcome of a vote.

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As of March 31, 2023, the Manager believes the following shareholders held of record 5% or more of the outstanding shares of each class of the Series of the Trust. The Manager has no knowledge of beneficial ownership of the Trust's shares.

As detailed below, a single shareholder may hold, either directly or indirectly, 25% or more of the shares of a particular Series (or a class of the Series) and is therefore considered a “control person” of the Series (or class of the Series) for purposes of the 1940 Act. As a control person, such shareholder may possess the ability to control the outcome of matters submitted to the vote of the shareholders.

Series	Name and Address of Account	Percentage
Delaware VIP Emerging Markets Series Service Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	85.67%
Delaware VIP Emerging Markets Series Standard Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	82.73%
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102	8.20%
Delaware VIP Small Cap Value Series Service Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	68.19%
	NATIONWIDE LIFE INSURANCE COMPANY NWVAII C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS OH 43218-2029	7.97%
	NY LIFE INSURANCE & ANNUITY CORP 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	6.19%
Delaware VIP Small Cap Value Series Standard Class	LINCOLN LIFE 1300 S CLINTON ST FORT WAYNE IN 46802-3518	50.61%
	BRIGHTHOUSE LIFE INSURANCE CO. ATTN: SHAREHOLDER ACCOUNTING DEPT 1 CITY PL HARTFORD CT 06103-3432	8.20%
	NY LIFE INSURANCE & ANNUITY CORP 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007	7.71%
	TIAA CREF LIFE SEPARATE ACCOUNT VA-1 LIFE INSURANCE CO 8500 ANDREW CARNEGIE BLVD # E3/N6 CHARLOTTE NC 28262-8500	5.86%
	MAC & CO FBO AGGRESSIVE MODEL PORTFOLIO ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15258	7.89%

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Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody's Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody's Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

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C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Statement of Additional Information

Delaware VIP® Trust

Series
Delaware VIP Fund for Income Series
Delaware VIP Growth Equity Series
Delaware VIP Growth and Income Series
Delaware VIP Opportunity Series
Delaware VIP Limited Duration Bond Series
Delaware VIP International Series
Delaware VIP Total Return Series
Delaware VIP Investment Grade Series

May 1, 2023

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses (each a “Prospectus” and collectively, the “Prospectuses”), each dated May 1, 2023, and as they may be amended from time to time, for Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series (each, a “Series” and collectively, the “Series”).

This SAI should be read in conjunction with the Prospectuses for the variable contracts and the Series. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.

The Prospectuses may be obtained through our website at delawarefunds.com/vip-literature; by writing or calling your financial advisor; or by contacting the Series' distributor, Delaware Distributors, L.P. (the “Distributor”), by calling toll-free at 800 523-1918. Please do not send any correspondence to 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. The Series' financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Series' annual report (“Annual Report”) into this SAI. An Annual Report will accompany any request for this SAI. An Annual Report can be obtained, without charge, by calling 800 523-1918.

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Organization and Classification

This SAI describes the Series, which are series of Delaware VIP® Trust (the “Trust”). Each Series offers a Standard Class of shares. In addition, certain Series, including Delaware VIP Fund for Income Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series, offer a Service Class of shares (the Standard Class and Service Class each referred to herein as a “Class”). The Series' investment manager is Delaware Management Company (the “Manager”), which is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust). Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) serves as sub-advisor to Delaware VIP Total Return Series. Macquarie Investment Management Global Limited (“MIMGL”) serves as sub-advisor to Delaware VIP Growth and Income Series. For purposes of the “Investment Strategies and Risks” a reference to the Manager may also include MIMAK or MIMGL with respect to the Series they sub-advise.

After the close of business on October 4, 2019, each predecessor series (each a “Predecessor Series” and, collectively, the “Predecessor Series”) reorganized into the corresponding Series shown below (“Reorganization”).

Predecessor Series	Series
First Investors Life Series Fund For Income	Delaware VIP Fund for Income Series
First Investors Life Series Select Growth Fund	Delaware VIP Growth Equity Series
First Investors Life Series Growth & Income Fund	Delaware VIP Growth and Income Series
First Investors Life Series Opportunity Fund	Delaware VIP Opportunity Series
First Investors Life Series Limited Duration Bond Fund	Delaware VIP Limited Duration Bond Series
First Investors Life Series International Fund	Delaware VIP International Series
First Investors Life Series Total Return Fund	Delaware VIP Total Return Series
First Investors Life Series Investment Grade Fund	Delaware VIP Investment Grade Series

The Series had not yet commenced operations prior to the Reorganization.

The shares of the Trust are sold only to separate accounts of life insurance companies (“life companies”) and other pooled vehicles whose shareholders are limited to insurance companies' investment accounts. The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (“variable contracts”).

Organization

The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999.

Classification

The Trust is an open-end management investment company.

Each Series' (except Delaware VIP International Series) portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund's total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers. This limitation cannot be changed without approval by the holders of a “majority” of a Series' outstanding shares as described below.Delaware VIP International Series is a “nondiversified” series as defined by the 1940 Act. A nondiversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Series may affect a larger portion of its overall assets and subject it to greater risks and volatility.

Investment Objectives, Restrictions, and Policies

Investment Objectives

Each Series' investment objective is described in the Prospectuses. Each Series' investment objective is nonfundamental, and may be changed without shareholder approval. However, the Trust's Board of Trustees (“Board”) must approve any changes to nonfundamental investment objectives, and a Series will notify shareholders at least 60 days prior to a material change in the Series' investment objective.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for each Series which cannot be changed without approval by the holders of a “majority” of the respective Series' outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Series purchases securities.

Each Series may not:

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Investment Objectives, Restrictions, and Policies

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Delaware VIP International Series shall concentrate its investments in the consumer staples sector, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make personal loans or loans of its assets to persons who control or are under common control with a Series, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit. This restriction does not prevent a Series from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Series will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Trust's Board without shareholder approval: A Series may not invest more than 10% of its respective net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the applicable Series has valued the investment.

The Series have been advised by the staff of the SEC that it is the staff's position, under the 1940 Act, that a Series may invest (a) no more than 10% of its assets in the aggregate in certain collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) which are deemed to be investment companies under the 1940 Act and issue their securities pursuant to an exemptive order from the SEC and (b) no more than 5% of its assets in any single issue of such CMOs or REMICs.

For purposes of a Series' concentration policy, the Series intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry. In applying a Series' fundamental policy concerning concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry) described above, it is a matter of nonfundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, insurance, insurance companies, and diversified finance will each be considered a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) the technology sector will be divided into various sub-categories (e.g., computers, internet, software, semiconductors, software, and telecommunication services). In addition, in applying its policy on concentration, Delaware VIP International Series will divide: (i) the health care sector into its various component sub-industries (e.g., equipment, technology, distributors, pharmaceuticals and facilities); and (ii) the communication services sector into its various component sub-industries (e.g., advertising, publishing, alternative carriers, movies and entertainment).

Except for the Series' policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish a Series' respective investment objective. Each Series is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of a Series' investment objective. Each Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Series' respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Series' portfolio. A turnover rate of 100% would occur, for example, if all of a Series' investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Series' shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid. In investing to achieve its investment objective, a Series may hold securities for any period of time.

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For the fiscal years ended December 31, 2021 and 2022, the Series' portfolio turnover rates were as follows:

Series	2022	2021
Delaware VIP Fund for Income Series	35%	86%
Delaware VIP Growth Equity Series	105%	31%
Delaware VIP Growth and Income Series	22%	49%
Delaware VIP Opportunity Series	22%	17%
Delaware VIP Limited Duration Bond Series	157%	252%
Delaware VIP International Series	29%	33%
Delaware VIP Total Return Series	55%	95%
Delaware VIP Investment Grade Series	99%	110%

Investment Strategies and Risks

The Series' investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. The following discussion supplements the description of the Series' investment strategies and risks that are included in the Prospectuses. The Series' investment strategies are nonfundamental and may be changed without shareholder approval.

Asset-Backed Securities (“ABS”)

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest a portion of their assets in securities that are backed by assets such as receivables on home equity and credit loans; receivables regarding automobile, mobile home and recreational vehicle loans; wholesale dealer floor plans; and leases, or other loans or financial receivables currently available or that may be developed in the future.

Asset-backed receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through ABS are debt obligations issued usually by a special purpose entity. The securities are collateralized by the various receivables and the payments on the underlying receivables provide the proceeds to pay the debt service on the debt obligations issued.

The rate of principal payment on ABS generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities (“MBS”) but the risk of such a prepayment does exist. Such ABS do, however, involve certain risks not associated with MBS, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks that may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series' will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple-class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

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Investment Strategies and Risks

Bonds

The Series may invest in debt securities. Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in corporate bonds and notes issued by corporations and other similar entities.

In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment grade, below-investment-grade (commonly referred to as “junk bonds”), and unrated bonds. Debt securities are subject to a variety of risks, such as interest rate risk, default risk, call/prepayment risk, inflation risk, credit risk, and, in the case of foreign bonds, country risk and currency risk. The reorganization of a debt issuer under the federal bankruptcy laws may result in the issuer's debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Borrowing

The Series may borrow money from banks, including their custodian, as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. The Series may also obtain such short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments, failed trades, the clearance of purchases and sales of portfolio securities, and securities on loan. The Series will be required to pay interest to the lending banks on amounts borrowed. As a result, borrowing money could result in the Series being unable to meet their investment objectives.

The 1940 Act and the SEC's current rules, exemptions, and interpretations thereunder, permit a Series to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. A Series is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Series is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Series' holdings would be disadvantageous from an investment standpoint.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” a Series is also permitted under the 1940 Act to borrow for temporary purposes an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Brady Bonds

Among the foreign fixed income securities in which Delaware VIP Total Return Series may invest are Brady Bonds.

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former US Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay, and Venezuela. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the US dollar), and are actively traded in over-the-counter secondary markets. US dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by US Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity, the collateralized interest payments, the uncollateralized interest payments, and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Convertible Securities

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in convertible debt securities. Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in convertible equity securities such as preferred stocks, and convertible preferred stock.

A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible

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security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities. There is no guarantee that a Series will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company's common stock, but may be subordinate to other types of fixed income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank. However, the common stock received upon conversion is that of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for a Series' financial reporting, credit rating, investment policies, and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase a Series' exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. A Series may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Series' ability to dispose of a security when necessary to meet the Series' liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Series to obtain market quotations based on actual trades for purposes of valuing the Series' portfolio. Although a Series intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the Manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for a Series. A Series may also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Series to obtain timely market quotations based on actual trades for convertible securities.

Hybrid Securities. Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

Depositary Receipts

Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in foreign companies through the purchase and sale of sponsored or unsponsored American depositary receipts (“ADRs”) and these Series may invest in sponsored and unsponsored European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”) that are actively traded in the United States.

Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”). Generally, depositary receipts in registered form are designed for use in the US securities market and depositary receipts in bearer form are designed for use in securities markets outside the US. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in US dollars, and ADRs are traded in the US on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Series will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the US for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the US market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a US corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The

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Investment Strategies and Risks

underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. If the issuer's home country does not have developed financial markets, a Series could be exposed to the credit risk of the custodian or financial institution and greater market risk.

The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Series would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Series may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer's country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Series' investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Series will be exposed to additional credit risk.

Derivatives Instruments

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in some or all of the following types of derivatives instruments: credit-linked securities, swaps, futures, forwards, options, and options on futures contracts, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose values depend on, or are derived from, the value of one or more underlying assets, reference rates, indices, or other market factors (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow a Series to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument.

The Series may value derivatives instruments at market value, notional value, or full exposure value (i.e., the sum of the notional amount for the contract plus the market value). The manner in which certain securities or other instruments are valued by the Series may differ from the manner in which those investments are valued by other types of investors.

Exclusion from commodity pool operator definition. The Manager has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) with respect to the Series under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Manager, although registered as a commodity trading advisor (“CTA”) with the CFTC, provides commodity interest trading advice to the Series as if the Manager was exempt from CTA registration in reliance on applicable rules of the CFTC.

The terms of the CPO exclusion require a Series, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager intends to comply with the terms of the CPO exclusion with respect to the Series, each Series may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Series are not intended as vehicles for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager's reliance on the CPO exclusion, the Manager's provision of services as an exempt CTA, or the Series, their respective strategies, or this SAI.

Generally, the exclusion from CPO definition and regulation on which the Manager relies requires a Series to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Series' positions in commodity interests may not exceed 5% of the liquidation value of the Series' portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Series' commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Series' portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Series may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, a Series can no longer satisfy these requirements, the Manager would withdraw the notice claiming an exclusion from the definition of a CPO for the Series, and the Manager would be subject to registration and regulation as a CPO with respect to the Series, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Manager's compliance with comparable SEC requirements. However, as a result of CFTC regulation, a Series may incur additional compliance and other expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

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It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivatives instruments may prevent the Series from using or limit the Series' use of these instruments effectively as a part of its investment strategy, and could adversely affect the Series' ability to achieve its investment objective(s). The Manager will continue to monitor developments in this area. New requirements, even if not directly applicable to a Series, may increase the cost of the Series' investments and cost of doing business.

Duration

The average effective duration of Delaware VIP Limited Duration Bond Series will typically be between one and three years. This is considered a short- to intermediate-range duration. Some of the securities in the Series' portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security's price. With respect to securities with an interest rate adjustment period of one year or less, the Series will, when determining average weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment. Instruments such as Ginnie Mae, Fannie Mae, Freddie Mac securities, and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Series' average effective duration, the maturities of such securities will be calculated based upon the issuing agency's payment factors using industry-accepted valuation models.

Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security on a present value basis that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Equity Securities

Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in equity securities.

Equity securities represent ownership interests in a company and will generally consist of common stocks, preferred stocks, and warrants to acquire common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Series invests will cause the net asset value (“NAV”) of the Series to fluctuate.

Foreign Investments

Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in securities of foreign companies traded in the United States. Delaware VIP Fund for Income Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in foreign securities traded in foreign markets and emerging markets.

Overview. Investors should consider carefully the substantial risks associated with investing in the securities of certain governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. As with US securities, the value of foreign securities is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given

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Investment Strategies and Risks

country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the Manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the US dollar compared to such foreign currencies.

There may be less publicly available information about foreign issuers that is comparable to the reports and ratings published about issuers in the US. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to US issuers. Certain countries' legal institutions, financial markets, and services are less developed than those in the US or other major economies. A Series may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in US courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with US investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval. A Series could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the US markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable US issuers. A Series, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

In many foreign countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the US, which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the US, are likely to be higher. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in US markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that a Series invests a significant portion of its assets in a specific geographic region or country, the Series will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of a Series' assets are invested, the Series may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by a Series to avoid investment in certain Passive Foreign Investment Companies (“PFICs”).

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict a Series' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which a Series may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

In addition, many developing market countries have experienced substantial and, during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the US economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to a Series may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker

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or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by a Series. A Series seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Series will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to a Series. Legal compensation schemes may be nonexistent, limited, or inadequate to meet a Series' claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. A Series may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Series could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or nonexistent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, a Series could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing, and reporting standards in certain countries in which a Series may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which a Series invested may subsequently be found to be fraudulent and as a consequence the Series could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Series' securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually US dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into US dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Series' shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of foreign governmental or supranational issuers are subject to all the risks associated with investments in US and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives. Supranational debt obligations include: Brady Bonds; participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-US reserves, the availability of sufficient non-US exchange on the date a payment is due, the relative size of the debt service burden to the issuing country's economy as a whole, the sovereign debtor's policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country's access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which a Series may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the US dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by a Series in that foreign currency. This may affect a Series' share price, income, and

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Investment Strategies and Risks

distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the US dollar. It will be more difficult for the Manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to a Series' investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. A Series endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when a Series changes investments from one country to another or when proceeds of the sale of securities in US dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent a Series from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the US dollar. Any devaluations in the currencies in which a Series' portfolio securities are denominated may have a detrimental impact on the Series. Where the exchange rate for a currency declines materially after a Series' income has been accrued and translated into US dollars, the Series may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Series incurs expenses in US dollars and the time such expenses are paid, a Series will have to convert a greater amount of the currency into US dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases a Series' exposure to foreign securities losses.

The Series do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Series interpret the fundamental restriction related to commodities to permit them (subject to their investment goals and general investment policies) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Series also interpret their fundamental restriction regarding purchasing and selling physical commodities to permit the Series to invest in exchange-traded funds (“ETFs”) or other entities that invest in physical and/or financial commodities.

Foreign Securities Traded in the U.S. The Series may invest directly in foreign equity or debt securities that are traded in the U.S. Such securities are generally denominated in U.S. dollars. They also may be issued originally in the U.S. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the U.S. (“Yankee Bonds”). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the U.S., and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See “Illiquid and Restricted Investments” for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the U.S. securities markets, the Series do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

The Series may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivatives instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer's local market. Such brokers buy shares of an issuer on the local market and create the P-notes to represent interests in the shares. Thus, investments in P-notes present similar risks to investing directly in an issuer's shares. Normally, P-notes can only be sold back to the broker that issued them. As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.

Forward Foreign Currency Contracts

Delaware VIP Total Return Series may engage in forward foreign currency contracts. Delaware VIP Total Return Series may use forward foreign currency contracts to hedge currency risks, to facilitate transactions in foreign securities, and to hedge against a decline in the value of existing investments denominated in foreign currency. The Series' dealings in forward foreign currency contracts will be limited to hedging involving either specific transactions or Series positions.

The Series value their assets daily in US dollars, but do not intend to convert the value of their foreign holdings into US dollars on a daily basis. The Series will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of Series transactions and to minimize currency value fluctuations. The Series may conduct their forward foreign currency contracts on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract), and investors should be aware of the costs of currency conversion.

When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Series may desire to “lock in” the US dollar price of the security or the US dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward foreign currency contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the US dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

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Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the US dollar, a Series may enter into a forward foreign currency contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Series denominated in such foreign currency.

The Series may use forward foreign currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward foreign currency contracts that could be used by the Series.

In connection with purchases and sales of securities denominated in foreign currencies, the Series may enter into forward foreign currency contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Series' foreign investments. A Series could also enter into forward foreign currency contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Series may also use forward foreign currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a Series owned securities denominated in pounds sterling, it could enter into a forward foreign currency contract to sell pounds sterling in return for US dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Series could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward foreign currency contract to sell euros in return for US dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into US dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” A nondeliverable forward is a cash-settled, short-term forward foreign currency contract on a thinly traded or nonconvertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. Although nondeliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign currency contracts. The successful use of these transactions will usually depend on the Manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Series may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While a Series uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that a Series is not obligated to actively engage in hedging or other currency transactions. For example, a Series may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might avoid a loss.

Forward foreign currency contracts may limit potential gain from a positive change in the relationship between the US dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Series than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward foreign currency contracts entered into by the Series. This imperfect correlation may cause a Series to sustain losses that will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

Foreign Currency Warrants. Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in US dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the US dollar as of the exercise date of the warrant. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which may result in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by the OCC, the terms of foreign currency warrants generally will not be

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Investment Strategies and Risks

amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

Forward Contracts

A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. Delaware VIP Total Return Series may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The Series also may enter into non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward currency contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in US dollars.

NDFs are subject to many of the risks associated with forward currency contracts including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. All NDFs are subject to counterparty risk, which is the risk that the counterparty will not perform as contractually required under the NDF. With respect to any NDFs that currently are, or in the future may be, centrally cleared, a Series could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its obligations under the NDF, becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization's other customers, potentially resulting in losses to the investor.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Series might be required to accept or make delivery of the underlying foreign currency in accordance with any US or foreign regulations regarding the maintenance of foreign banking arrangements by US residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

Futures and Options on Futures

Delaware VIP Total Return Series may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. Delaware VIP Total Return Series may enter into such futures contracts to protect against the adverse effects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. With respect to options on futures contracts, when the Series are not fully invested, they may purchase a call option on a futures contract to hedge against a market advance.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Series to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-US currencies, interest rates, stock and bond indices, and debt securities, including US government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on US and non-US exchanges. Futures contracts in the US have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange,

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thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Series will incur brokerage fees when it buys or sells futures contracts.

The Series generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Series enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Series), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in the market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Series or received by the Series in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Manager and the Series' custodian on a daily basis. When the futures contract is closed out, if a Series has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Series has a loss of less than the margin amount, the excess margin is returned to the Series. If a Series has a gain, the full margin amount and the amount of the gain are paid to the Series.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Series' use of futures contracts is subject to the risks associated with derivatives instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Series in excess of the amount that the Series delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Series. In addition, if a Series has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Series to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Series of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Series has an open position in a futures contract. The assets of a Series may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Series might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Series is also subject to the risk that the FCM could use the Series' assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Series may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Series wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager's investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Series' overall performance will be poorer than if it had not entered into a futures contract. For example, if a Series has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Series will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the Manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-US exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-US futures contracts may be subject to varied regulatory oversight. The price of any non-US futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-US exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

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Investment Strategies and Risks

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Series, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a series buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Series has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a series could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-US currency against the US dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Series' use of options on futures contracts is subject to the risks related to derivatives instruments generally. In addition, the amount of risk a Series assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

Dollar Rolls. The Series may enter into dollar roll transactions in which a Series sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase substantially similar securities at an agreed upon future time. By engaging in a dollar roll transaction, a Series forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. A Series would also be able to invest the proceeds of the securities sold. When a Series reinvests the proceeds of a dollar roll in other securities, any fluctuations in the market value of the securities transferred to another party, the securities purchased for future delivery, and the securities in which the proceeds are invested would affect the market value of the Series' assets. As a result, such transactions could increase fluctuation in the Series' NAV. If a Series reinvests the proceeds of the dollar roll at a rate lower than the cost of the dollar roll, engaging in the dollar roll will lower the Series' yield. A Series will segregate cash or other appropriate liquid securities with a value at least equal to the Series' obligation under the dollar rolls.

High Yield Securities (“Junk Bonds”)

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in high yield, high-risk securities rated lower than BBB- by Standard & Poor's Financial Services LLC (“S&P”) and Baa3 by Moody's Investors Service, Inc. (“Moody's”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of equivalent quality. These securities are commonly known as “junk bonds.”

Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See “Appendix A — Description of Ratings.”

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The market for lower-rated securities and debt securities of distressed companies may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Series to value its portfolio securities and the Series' ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager's research and credit analysis are an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Series may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Illiquid and Restricted Investments

Each Series is permitted to invest up to 10% of its respective net assets in illiquid investments. For purposes of a Series' 10% limitation, illiquid investment means any investment that the Series reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments, for purposes of this policy, include repurchase agreements maturing in more than seven calendar days.

The Series may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws.

The Series may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Series. Restricted securities may involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in the Series obtaining a less favorable price on a resale.

The Manager is responsible for the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 10% limitation on investments in illiquid investments. The Manager considers the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Series' holdings of illiquid investments exceed the Series' 10% limit on investment in such investments, the Manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Investment Companies

Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

With respect to unaffiliated funds in which a Series may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Series' total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Series' total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Series. A Series will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permit the Series' investments to exceed such limits in unaffiliated underlying funds. To the extent that a Series invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Series, there may be duplication of investment management and other fees.

A Series may invest in securities issued by closed-end funds, subject to any of its investment policies. If a Series invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund's shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund's shares, that are outside the closed-end fund's control or unrelated to the value of the underlying portfolio securities. If a Series invests in the closed-end fund to gain exposure to the closed-end fund's investments, the lack of correlation between the performance of the closed-end fund's investments and the closed-end fund's share price may compromise or eliminate any such exposure.

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Investment Strategies and Risks

To the extent that a Series invests in an ETF, the market value of the ETF shares may differ from its NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETFs' operating expenses and transaction costs.

Limited Partnerships

Delaware VIP Total Return Series may invest in limited partnerships, including limited partnerships that invest in real estate assets and other illiquid or restricted assets, and master limited partnerships (“MLPs”). Delaware VIP Opportunity Series, and Delaware VIP Total Return Series may invest in MLPs.

Delaware VIP Total Return Series may invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (“Real Estate Limited Partnerships”).

Real Estate Limited Partnerships may offer an opportunity to obtain favorable yields and diversification benefits, however, an investment in Real Estate Limited Partnerships involves some risks, including the following:

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The Real Estate Limited Partnerships may include expenses such as, but not limited to, general partner or managing member fees, property management fees, borrowing expenses, and acquisition fees, that may reduce the return from the investment.

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The general partner or managing member of a Real Estate Limited Partnership has broad discretion to manage the entity, and the limited partners may have limited rights in connection with key decisions.

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A Real Estate Limited Partnership may require additional capital contributions, and it may be difficult to ascertain the amount of the capital contributions in advance.

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An interest in a Real Estate Limited Partnership may become diluted if an investor does not make requested capital contributions.

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An investor may not be able to readily liquidate its interest in a Real Estate Limited Partnership without the prior consent of the general partner, managing member or a majority of partnership interests.

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A Real Estate Limited Partnership's distributions may be subject to “waterfalls” that give preference to majority investors.

In certain instances, a Real Estate Limited Partnership may be required to indemnify the general partner, the limited partners, the managing member and officers, against legal claims.

Finally, the income from investments in Real Estate Limited Partnerships is unlikely to qualify for purposes of satisfying the income or asset requirements in the Internal Revenue Code for qualification as a regulated investment company (i.e., that at least 90% of gross income from a regulated investment company be derived from certain specified types of assets and that at each calendar quarter least 50% of the value of the total assets be represented by certain specified types of assets).

An MLP is a publicly traded company organized as a limited partnership or limited liability company and may be treated as a partnership or corporation for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resource. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, a Series intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax, subject to the application of certain partnership audit rules. Instead, an MLP's income, gain, loss, deductions and other tax items pass through to common unitholders.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

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MLP common units represent limited partnership interests in the MLP. Common units are listed and traded on US securities exchanges, with their values fluctuating predominantly based on prevailing market conditions and the success of the MLP. To the extent that a Series invests in MLPs, it intends to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP. A Series intends to invest in MLPs only to an extent and in a manner consistent with the Series' qualification as a regulated investment company.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Although common unitholders are generally limited in their liability, similar to a corporation's shareholders, creditors typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the common unitholder even after the units are sold. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs' ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Certain diversification and income requirements imposed by the Internal Revenue Code will limit the Series' ability to invest in MLP securities. In addition, a Series' ability to meet its investment objective may depend in part on the level of taxable income and distributions and dividends received from the MLP securities in which the Series invests, a factor over which the Series has no control. The benefit derived from a Series' investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and distributions received by a Series would be taxed entirely as dividend income.

As a limited partner in an MLP taxed as a partnership, the Series will receive a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. A Series' shareholders will incur a current tax liability on that portion of an MLP's income and gains that is not offset by tax deductions and losses. The percentage of an MLP's income and gains that is offset by tax deductions and losses will fluctuate over time for various reasons.

Loans and Other Indebtedness

Each Series may purchase loans and other indebtedness.

In purchasing a loan, a Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Series more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Series would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.

A Series may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other indebtedness acquired by a Series may involve revolving credit facilities or other standby financing commitments which obligate a Series to pay additional cash on a certain date or on demand. These commitments may require a Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). A Series' ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other indebtedness that a Series will purchase, the Manager will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Series may be required to rely upon another lending institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, a Series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Series' portfolio investments. The highly leveraged nature of many such loans and other indebtedness may make such loans and other indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other indebtedness may involve additional risk to a Series.

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Income Deposit Securities (“IDSs”). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer's indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

Indexed Securities. A Series may purchase various fixed-income and debt securities whose principal value or rate of return is linked or indexed to relative exchange rates among two or more currencies or linked to commodities prices or other financial indicators. Such securities may be more volatile than the underlying instruments, resulting in a leveraging effect on the Series. The value of such securities may fluctuate in response to changes in the index, market conditions and the creditworthiness of the issuer. These securities may vary directly or inversely with the underlying instruments. The value of such securities may change significantly if their principal value or rate of return is linked or indexed to relative exchange rates involving a foreign currency for which there is not a readily available market.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The values of inflation-indexed fixed-income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). Therefore, if inflation rates were to rise faster than nominal interest rates, the value of inflation-indexed securities would likely increase. In contrast, if nominal interest rates increased faster than the inflation rate, the value of inflation-indexed securities would likely decrease. Although the principal value of many inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if a Series purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Series may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Series holds an inflation-indexed security, the Series may earn less on the security than on a conventional bond. A Series may invest in inflation-related bonds which do not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Syndicated Bank Loans. Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may invest in syndicated bank loans. Syndicated bank loans may be considered high-yield securities, which are discussed in “High Yield Securities (”Junk Bonds“),” and/or senior loans, which are discussed in “Senior Loans.” See “Variable Rate and Floating Rate Securities” for a description of floating rate securities. An investment in a syndicated bank loan does not violate a Series' fundamental investment policy against making loans. A Series may invest in syndicated bank loans by purchasing an assignment directly from a lender and, thereby, the Series would assume the same rights, obligations and risks as the assigning lender. The Series would have the right to receive payment of principal and interest from the borrower under the terms of the loan. Additional rights may include the right to vote along with other lenders to enforce certain terms of the loan agreement, such as declaring the loan in default and initiating collections. A Series would be subject to the same risks of default by the borrower as discussed below for syndicated bank loan participations. The assignments a Series would purchase are generally based on senior obligations and are secured by collateral. However, it is possible that if the borrower files for bankruptcy, the Series may not be deemed a secured creditor. If the loan is foreclosed, a Series could potentially become an owner of the collateral and would bear the costs and liabilities associated with owning or disposing of the collateral. Banks, financial institutions or lending syndicates generally offer these types of direct assignments, which are typically administered by a third-party, such as a bank or financial institution, that serves as an agent for the holder of the loan. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral. A Series may have to rely on the agent or other financial intermediaries to apply appropriate credit remedies against a borrower.

Although syndicated bank loans in which a Series will invest through assignments will generally be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower's obligation in the event of a default or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a Series could experience delays or limitations in its ability to realize the benefits of any collateral securing a syndicated bank loan. Certain loans may be subject to the risk that a court, pursuant to fraudulent conveyance or other laws, could subordinate the loan to presently existing or future indebtedness of the borrower or take other action detrimental to the holder of the loan; including, in certain circumstances, invalidating the loan or causing interest previously paid to be refunded. Such events could negatively affect a Series' performance.

Investments in syndicated bank loans present the possibility that a Series could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a Series could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Series anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws. Investments in syndicated bank loans also involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

A Series may also invest in syndicated bank loans by purchasing participations. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A Series will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchase of participations, a Series

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generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Series may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a Series will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Series may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Syndicated bank loans and other types of direct indebtedness may not be readily marketable and may be subject to certain restrictions on resale. The settlement process may take longer than seven days. Although syndicated bank loans can be sold during the settlement period, some indebtedness may be difficult or impossible to dispose of within seven days at what the Manager believes to be a fair price and in those instances, where the loans can be neither sold nor settled, they will be treated as illiquid for purposes of a Series' limitation on illiquid investments. In addition, syndicated bank loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Series' ability to sell syndicated bank loans and can adversely affect a loan's liquidity and the price that can be obtained. Long settlement periods for transactions in bank loans may impede the ability to timely honor redemptions. Some syndicated bank loans are traded among certain financial institutions and accordingly may be deemed liquid. Bank loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, such as the Series, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. The amount of public information with respect to loans is generally less extensive than that available for other securities.

Refunded Securities. The Series may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid (also called pre-refunded bonds). The proceeds from the new issue of bonds are typically collateralized by direct obligations of the US Government, or in some cases obligations guaranteed by the US Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These collateralized obligations are normally regarded as having the credit characteristics of the underlying US Government or US Government agency security. The Series also may purchase municipal securities that have been refunded prior to purchase. Refunded municipal securities are subject to interest rate risk. In addition, some refunded municipal securities may have limited liquidity.

Senior Loans. Senior loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases, and internal growth. Senior loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers; including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, and common and/or preferred stocks of subsidiaries; and intangible assets including trademarks, copyrights, patent rights, and franchise value. The Series may also receive guarantees as a form of collateral. Senior loans may be structured to include two or more types of loans within a single credit agreement. The most common structure is to have a revolving loan and a term loan. A revolving loan is a loan that can be drawn upon, repaid fully or partially, and then the repaid portions can be drawn upon again. A term loan is a loan that is fully drawn upon immediately and once repaid, it cannot be drawn upon again.

Sometimes there may be two or more term loans and they may be secured by different collateral, and/or have different repayment schedules and maturity dates. In addition to revolving loans and term loans, senior loan structures can also contain facilities for the issuance of letters of credit and may contain mechanisms for lenders to pre-fund letters of credit through credit-linked deposits. The Series typically invest only in the term loan portions of senior loan structures, although they could invest in the revolving loan portions and the pre-funded letters of credit portions.

By virtue of their senior position and collateral, senior loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as employee salaries, employee pensions, and taxes). This means senior loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. Nevertheless, senior loans may still be subordinated to other obligations of a borrower.

Senior loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate.For example, if a base rate were 3% and the borrower was paying a fixed spread of 2.50%, the total interest rate paid by the borrower would be 5.50%. Base rates, and therefore the total rates paid on senior loans, float (i.e., they change as market rates of interest change).

Although a base rate can change every day, loan agreements for senior loans typically allow the borrower the ability to choose how often the total interest rate for its loan is permitted to change or reset. A single loan may have multiple reset periods at the same time, with each reset period applicable to a designated portion of the loan. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. In addition, some loans have a floor that prevents interest rates for the loan from falling below the contractual floor rate even when the market rate falls below the contractual floor rate. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a senior loan typically does not change.

Senior loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a senior loan. Agents are typically paid fees by the borrower for their services.

The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the senior loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

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Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between a Series and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the senior loan of such person and any loan payment held by such person for the benefit of the Series should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, a Series would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, a Series could experience a decrease in its net asset value.

The Series invest in both primary and secondary markets with established broker-dealers in the over-the-counter (“OTC”) market.

For a description of floating rate securities see “Variable Rate and Floating Rate Notes.”

Mortgage-Backed Securities (“MBS”)

Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in mortgage-backed securities (“MBS”).

In addition to MBS issued or guaranteed by the US government, its agencies or instrumentalities, Delaware VIP Limited Duration Bond Series may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the US government, its agencies or instrumentalities. Two principal types of MBS are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Delaware VIP Limited Duration Bond Series may also invest in CMOs, REMICs and commercial MBS (“CMBS”) that are not issued or guaranteed by, or fully collateralized by securities issued or guaranteed by the US government, its agencies or instrumentalities (“nonagency MBS”). These securities are secured by the underlying collateral of the private issuer.

Overview. MBS, also referred to as mortgage securities or mortgage-related securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks, and credit unions to finance purchases of homes, commercial buildings, or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to an MBS to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which “pass-through” when received from individual borrowers, net of any fees owed to the administrator, guarantor, or other service providers. Some MBS make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

MBS are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of MBS have historically been Ginnie Mae, Fannie Mae, and Freddie Mac. Other issuers of MBS include commercial banks and other private lenders.

Ginnie Mae is a wholly owned US government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Ginnie Mae's guarantees are backed by the full faith and credit of the US government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of MBS nor do they extend to the value of a Series' shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the US government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US government.

Although the MBS of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the US government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these MBS have historically exceeded the yields on other types of US government securities with comparable maturities due largely to their prepayment risk. The US government, in the past, provided financial support to Fannie Mae and Freddie Mac, but no assurance can be given that the US government will continue to do so.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer, or director of Fannie Mae and

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Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the US Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise's operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its MBS. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA's appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of nonpayment of principal and interest.

MBS that are issued or guaranteed by the US government, its agencies or instrumentalities, are not subject to a Series' industry concentration restrictions, set forth under “Fundamental Investment Policies,” by virtue of the exclusion from that test available to securities issued or guaranteed by the US government or any of its agencies or instrumentalities. In the case of privately issued MBS, a Series categorizes, where possible, the securities by the issuer's industry for purposes of the Series' industry concentration restrictions.

Private MBS. Issuers of private MBS, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, are not US government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the MBS, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the US government or a US government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private MBS is historically higher because neither the US government nor an agency or instrumentality has guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether an MBS meets a Series' quality standards. The Series may buy MBS without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Manager determines that the securities meet the Series' quality standards. Private MBS whose underlying assets are neither US government securities nor US government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political, or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Nongovernment MBS are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Series is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

CMOs and REMICs. Some MBS known as collateralized mortgage obligations (“CMOs”) are divided into multiple classes. Each of the classes is allocated a different share of the principal and/or interest payments received from the pool according to a different payment schedule depending on, among other factors, the seniority of a class relative to their classes. Other MBS such as real estate mortgage investment conduits (REMICs) are also divided into multiple classes with different rights to the interest and/or principal payments received on the pool of mortgages. A CMO or REMIC may designate the most junior of the securities it issues as a “residual” which will be entitled to any amounts remaining after all classes of shareholders (and any fees or expenses) have been paid in full. Some of the different rights may include different maturities, interest rates, payment schedules, and allocations of interest and/or principal payments on the underlying mortgage loans. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other MBS. Payments of principal and interest on the underlying collateral provide the resources to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to REMICs and multi-class pass-through securities.

All the risks applicable to a traditional MBS also apply to the CMO or REMIC taken as a whole, even though certain classes of the CMO or REMIC will be protected against a particular risk by subordinated classes. The risks associated with an investment in a particular CMO or REMIC class vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with MBS generally, be it credit risk, prepayment or extension risk (the risk of a security's expected maturity being reduced or lengthened in duration due to a change of the timing of payment), interest rate risk, income risk, market risk, liquidity risk or any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of MBS.

CMOs are generally required to maintain more collateral than REMICs to collateralize the CMOs being issued. Most REMICs are not subject to the same minimum collateralization requirements and may be permitted to issue the full value of their assets as securities, without reserving any amount as collateral. As a result, an investment in the subordinated classes of a REMIC may be riskier than an investment in equivalent classes of a CMO.

CMOs may be issued, guaranteed or sponsored by governmental entities or by private entities. Consequently, they involve risks similar to those of traditional MBS that have been issued, guaranteed, or sponsored by such government and/or private entities. For example, a Series is generally exposed to a greater risk of loss due to default when investing in CMOs that have not been issued, guaranteed, or sponsored by a government entity.

CMOs are typically issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of a CMO on a monthly, quarterly or semiannual basis. The

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principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more classes of a CMO may have interest rates that reset periodically as adjustable-rate mortgage loans (“ARMs”) do. These adjustable rate classes are known as “floating-rate CMOs” and are subject to most risks associated with ARMs. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the interest rate. These caps, similar to the caps on ARMs, limit a Series' potential to gain from rising interest rates and increase the sensitivity of the CMO's price to interest rate changes while rates remain above the cap.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by US government agencies.

CMOs involve risks including the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral, and risks resulting from the structure of the particular CMO transaction and the priority of the individual tranches. The prices of some CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may be less liquid than other types of MBS. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances. Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by US government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the US government has not guaranteed them.

To the extent any privately issued CMOs in which a Series invests are considered by the SEC to be an investment company, the Series will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Commercial mortgage-backed securities (“CMBS”). CMBS are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multifamily housing, retail shopping centers, office space, hotels, and healthcare facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBS are subject to credit risk, prepayment risk, and extension risk. The Manager, through its careful credit analysis, attempts to address the risk of an issuer being unable to make timely payments of interest and principal. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market.

Stripped mortgage securities. Some MBS referred to as stripped MBS are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other MBS referred to as net interest margin (“NIM”) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped MBS may be issued by government or private entities. Stripped MBS issued or guaranteed by agencies or instrumentalities of the US government are typically more liquid than privately issued stripped MBS.

Stripped MBS are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by the Series. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

NIM securities represent a right to receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped MBS, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped MBS and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of MBS and are purchased and sold by institutional investors, such as a Series, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed “illiquid” and therefore subject to a Series' limitation on investment in illiquid investments and the risks associated with illiquidity.

Mortgage loan and home equity loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage and home equity loan securities are developed and offered to investors, a Series may invest in them if they are consistent with the Series' goals, policies and quality standards.

Additional risks. In addition to the special risks described below, MBS are subject to many of the same risks as other types of debt securities. The market value of MBS, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. MBS differ from conventional debt securities in that most MBS are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing

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fees). As a result, the holder of the MBS (i.e., a Series) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when a Series reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing MBS. For this reason, pass-through MBS may have less potential for capital appreciation as interest rates decline and may be less effective than other types of US government or other debt securities as a means of “locking in” long-term interest rates. In general, fixed rate MBS have greater exposure to this “prepayment risk” than variable rate securities.

An unexpected rise in interest rates could extend the average life of an MBS because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent MBS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if MBS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be treated as ordinary income. Regulatory or tax changes may also adversely affect the MBS market as a whole.

Guarantees. The existence of a guarantee or other form of credit support on an MBS usually increases the price that a Series pays for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the US government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a US government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on a Series' investment or protection against prepayment or other risks. The market price and yield of the MBS at any given time are not guaranteed and are likely to fluctuate.

Municipal Bonds

Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in municipal bonds. Municipal bonds are generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general capital expenses, and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposals. Such obligations are included within the term “municipal bonds” provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair, or improvement of privately operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are, in most cases, revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations, and rating of the issue. The imposition of a Series' management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.

Options

Delaware VIP Fund for Income Series may purchase put and call options and engage in the writing of covered call options and secured put options. Delaware VIP Fund for Income Series will not engage in option writing strategies for speculative purposes. Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may purchase and write call and put options and may engage in option strategies for hedging and/or speculative purposes. The Series may purchase or write options on securities, securities indices, and currencies. Each Series may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Series also may purchase and write put and call options on foreign currencies (traded on US and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the US dollar value of foreign securities held by the Series and against increases in the US dollar cost of such securities to be acquired. Call options on foreign currency written by the Series will be covered, which means that the Series will own the underlying foreign currency. The Series may invest in options that are either exchange listed or traded over-the-counter. Options written by the Series will normally have expiration dates between one and nine months from the date written. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Series' ability to effectively hedge its securities.

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Investment Strategies and Risks

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument; the remaining term of the option, supply, demand, or interest rates; and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the US are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Series to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Series' orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Series has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Series may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Series may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Series may expire without any value to the Series, in which case the Series would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Series has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, a Series may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Series may buy a put option on an underlying reference instrument owned by the Series (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Series, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument's market price. A Series may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option were not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Delaware VIP Fund for Income Series will write call options on a covered basis only.

If a Series writes a covered call option, any underlying reference instruments that are held by the Series and subject to the call option will be earmarked on the books of the Series as segregated to satisfy its obligations under the option. A Series will be unable to sell the underlying reference instruments that are subject to the written call option until the Series either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Series gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Series to sell the underlying instrument at the exercise price. In that case, a Series will sell the underlying reference instrument to the option buyer for less than its market value, and the Series will experience a loss (which will be offset by the premium received by the Series as the writer of such option). If a call option expires unexercised, a Series will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Series will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

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As the writer of a put option, a Series has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Series, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Series will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Series expires unexercised, the Series will realize a gain in the amount of the premium received.

Closing out options (exchange-traded options). As the writer of an option, if a Series wants to terminate its obligation, the Series may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel a Series' position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Series. Closing transactions allow a Series to terminate its positions in written and purchased options. A Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Series to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Series will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Series.

Over-the-counter (“OTC”) options. Like exchange-traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer's bankruptcy or insolvency. While a Series uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange-traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Series may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Series writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Series originally wrote the option. A Series may suffer a loss if it is not able to exercise the option (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Series' options investments involve certain risks, including general risks related to derivatives instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Series may have difficulty effecting closing transactions in particular options. Therefore, a Series would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Series could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Series cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Series would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Series, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-US exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Series' portfolio that is being hedged. In addition, a Series bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Series' investments, the Series' performance will be worse than if the Manager did not employ such strategies.

Preferred Securities

Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other noncompliance by the issuer with the terms of the preferred stock. Often, however, on the

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Investment Strategies and Risks

occurrence of any such event of default or noncompliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Real Estate Investment Trusts (“REITs”)

Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP International Series, and Delaware VIP Total Return Series may invest in REITs. In addition, Delaware VIP Total Return Series may invest directly in real estate.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers, or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although not required, the Manager anticipates that under normal circumstances the Series will invest primarily in Equity REITs. Although the REIT structure originated in the US, a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For US federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% of its gross income from real estate sources, plus dividends, interest, and gains from the sale of securities. Real property, mortgage loans, cash, and certain securities must comprise 75% of a company's assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.

REIT risks. A Series' investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by any changes in the value of the underlying properties owned by the REITs and other factors and their prices tend to go up and down, while mortgage REITs may be affected by the quality of any credit extended. REITs are not diversified and are subject to the risks of financing projects. A REIT's performance depends on the types and locations of the properties it owns and on management skills. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent, or poor management. REITs whose underlying assets include US long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by US federal regulations concerning the healthcare industry. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows.

REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT's investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Because REITs typically are invested in a limited number of projects or in a particular market segment, REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Real Estate Operating Companies. Real estate operating companies (“REOCs”) are corporations that engage in the development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not, or are ineligible, to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower or no corporate taxation that are a common characteristic of REITs. The value of a Series' REOC securities generally will be affected by the same factors that adversely affect a REIT.

Real Estate Related Companies. Although the Series, except for Delaware VIP Total Return Series, may not invest directly in real estate, they may invest in securities of companies that are engaged in the real estate industry or hold interests in real estate. Investing in such securities exposes a Series to special risks associated with the direct ownership of real estate, and an investment in a Series will be affected by the performance of the real estate industry. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Repurchase Agreements

Under a repurchase agreement, a Series agrees to buy securities guaranteed as to payment of principal and interest by the US government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally

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less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows a Series to earn a return on cash in the Series' portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to a Series' custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Series to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon a Series' ability to sell the underlying securities and additional expenses in seeking to enforce the Series' rights and recover any losses. A Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although a Series seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default, which may make it necessary for a Series to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by a Series. A repurchase agreement with more than seven days to maturity may be considered an illiquid investment and may be subject to a Series' investment restriction on illiquid investments.

Delaware Funds by Macquarie® (each a “Delaware Fund” and collectively, “Delaware Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Funds jointly to invest cash balances. As part of the Delaware Funds, a Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

“Roll” Transactions

Certain Series may engage in “roll” transactions.

A “roll” transaction is the sale of securities together with a commitment, for which a Series may receive a fee, to purchase similar, but not identical, securities at a future date. Although these transactions will not be entered into for leveraging purposes, to the extent a Series' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Series' portfolio securities decline while it is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Series' aggregate commitments under these transactions increase, its leverage risk similarly increases.

Securities Lending

Each Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales (if permitted) or other security transactions.

A Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (“Lending Agreement”) with The Bank of New York Mellon (“BNY Mellon”). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (ii) 105% with respect to foreign securities. With respect to each loan if, on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; certain obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; certain obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

A Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to a Series or, at the discretion of the lending agent, replace the loaned securities. A Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. A Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, a Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among a Series, the security lending agent, and the borrower. A Series records security lending income net of allocations to the security lending agent and the borrower.

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Short Sales

Delaware VIP Fund for Income Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series may make short sales in an attempt to protect against market declines.

Typically, short sales are transactions in which the Series sells a security that the Series has borrowed, but that it does not own and, at the time a short sale is effected, the Series incurs an obligation to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Series. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Series is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Series also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

The Series will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Series replaces the borrowed security; conversely, the Series will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest that the Series may be required to pay in connection with a short sale.

In addition to the short sales discussed above, the Series also may make short sales “against the box,” a transaction in which the Series enters into a short sale of a security that the Series owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Series delivers the security to close the short position. The Series receives the net proceeds from the short sale.

The ability of the Series to effect short sales may be limited because of certain requirements the Series must satisfy to maintain its status as a regulated investment company.

Short-Term Debt Instruments and Temporary Investments

Each Series may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting a Series' investment objective and policies are not otherwise readily available for purchase. Each Series may invest the Series' cash balance in US government securities and other short-term instruments. For temporary defensive purposes during periods when the Manager determines that conditions warrant, a Series may increase this percentage up to 100%. Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. For purposes of these policies, money market securities include (i) short-term US government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the US Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody's, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers' acceptances) of US domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more in this SAI.

US Government Securities. Examples of types of US government obligations in which a Series may invest include US Treasury obligations and the obligations of US government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the US, Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the US Treasury or not, US government securities are not guaranteed against price movements due to fluctuating interest rates.

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US Treasury Obligations. US Treasury obligations consist of bills, notes, and bonds issued by the US Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of US government obligations that are issued by banks or brokerage firms and are created by depositing US government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the US Treasury. Receipts are sold as zero coupon securities.

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US Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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US Government Agencies. Some obligations issued or guaranteed by agencies of the US government are supported by the full faith and credit of the US Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the US government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Series' shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. A Series may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of US Banks. A Series may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of US banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Series. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of US banks. Bank obligations include the following:

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Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on, and accepted by, a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal may be considered illiquid.

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Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven calendar days may be considered to be illiquid investments.

Small to Medium-Sized Companies

Certain Series may invest in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500® Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Special Situations

A Series may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, investing in small-size companies, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer's securities and fail to produce the expected gains or produce a loss for the Series.

Structured Products

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in structured products, including instruments such as credit-linked securities, which are potentially high-risk derivatives. Structured products (a type of potentially high-risk derivative) that the Series may invest in have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter “structured products”). Generally, a structured product will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “benchmarks”). Thus, structured products may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Structured products can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Series may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction

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costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a US dollar-denominated structured product whose redemption price is linked to the average 3-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate were lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Series could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Series the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and a Series could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the structured products.

The risks of investing in structured products reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a structured product may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in US dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular structured product will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the structured product and that may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Structured products are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the construction of the particular structured product, changes in a benchmark may be magnified by the terms of the structured product and have an even more dramatic and substantial effect upon the value of the structured product. Also, the prices of the structured product and the benchmark or underlying asset may not move in the same direction or at the same time.

Structured products may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, structured products may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to make up the structured product. Leverage risk occurs when the structured product is organized so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the structured product, thereby magnifying the risk of loss as well as the potential for gain.

Structured products may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of structured products could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Series and the issuer of the structured product, the creditworthiness of the counterparty or issuer of the structured product would be an additional risk factor which the Series would have to consider and monitor. Structured products also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by US persons, the SEC, which regulates the offer and sale of securities by and to US persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Series. Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Series' investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivatives instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Series may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivatives instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Series would receive as an investor in the trust. A Series' investments in these instruments are indirectly subject to the risks associated with derivatives instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Swaps

Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. Delaware VIP Fund for Income Series may invest in interest rate and index (total return) swaps to the extent consistent with their respective investment objectives and strategies. Delaware VIP Fund for Income Series

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and Delaware VIP Investment Grade Series will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will monitor the ongoing creditworthiness of swap counterparties in order to seek to minimize the risk of swaps.

Swaps may be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Internal Revenue Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M of the Internal Revenue Code.

Caps, Floors, and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. The Manager will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the Manager believes such obligations constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. If there is a default by the counterparty, a Series may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. This regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Series customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Series is required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets, referred to as “variation margin,” that is equal to the total net amount (if any) that would be payable by the Series to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the variation margin amount are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Series. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to a Series, the amount pledged by the counterparty and available to the Series may not be sufficient to cover all the amounts due to the Series and the Series may sustain a loss.

Currently, the Series does not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Series, if the Series is deemed to have material swaps exposure under applicable swaps regulation, it will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing, and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Series' ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty.

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When a Series enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Series or may be received by the Series in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a Series has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Series has a loss of less than the margin amount, the excess margin is returned to the Series. If a Series has a gain, the full margin amount and the amount of the gain are paid to the Series.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require a Series to incur increased expenses to access the same types of swaps that it has used in the past.

Credit default swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer's obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Series would effectively add leverage to its portfolio because, in addition to its total assets, the Series would be subject to the risk that there would be a credit event and the Series would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA's Determinations Committees with respect to particular components of the index.

ISDA's Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the Determinations Committees might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Currency swaps. A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-US currency for payments in US dollars. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Series may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies. For example, a currency swap may be used to hedge the interest payments and principal amount of a debt obligation that is denominated in a non-US currency by entering into a cross currency swap whereby one party would make payments in the non-US currency and receive payments in US dollars. Or, a currency swap may be used to gain exposure to non-US currencies and non-US interest rates by making payments in US dollars and receiving payments in non-US currencies.

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Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Series if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Series' swap transactions or cause a Series' hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.

Interest rate swaps. Delaware VIP Total Return Series may enter into interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Each party's payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Series is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Series upon early termination of the swap.

By swapping fixed interest rate payments for floating interest rate payments, an interest rate swap can be used to increase or decrease a Series' exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating-rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Index swaps. An index swap, also called a total return swap, is an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis. In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Series will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager to predict correctly which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Series will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Series for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Series, the risk of loss to the Series is loss of the entire amount that the Series is entitled to receive. If a Series is obligated to pay the net amount, the Series' risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Series' risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Series' limitation on investments in illiquid investments. If a swap transaction is particularly large or if the relevant market is illiquid, a Series may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Series' swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.

Certain Internal Revenue Service (“IRS”) positions may limit a Series' ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect a Series' ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” above.

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Investment Strategies and Risks

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Series is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. A Series risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Series will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Series' rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for a Series if the Manager deems the counterparty to be creditworthy under the Series' counterparty review process. However, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Series.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. There is also a risk of loss by a Series of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Series has an open position in a swap contract. The assets of a Series may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Series might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, a Series is also subject to the risk that the FCM could use the Series' assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Series may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Series, which may include the imposition of position limits or additional margin requirements with respect to a Series' investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Series to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing margin requirements on uncleared swaps, which will become effective as to various market participants over time.

Finally, a Series is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Series may be required to break the trade and make an early termination payment.

Unseasoned Companies

Delaware VIP Fund for Income Series may invest in relatively new or unseasoned companies.

New or unseasoned companies are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. These companies may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

US Government Securities

Each Series may invest in US government securities.

US government securities include obligations of, or guaranteed by, the US federal government, its agencies, instrumentalities, or sponsored enterprises. Some US government securities are supported by the full faith and credit of the US government. These include US Treasury obligations and securities issued by Ginnie Mae. A second category of US government securities is those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the US government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of US government securities is those supported by only the credit of the issuing agency, instrumentality, or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac. In the event of a default, an investor like a Series would only have legal recourse to the issuer, not the US government. Although the US government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The US government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by a Series. Any downgrade of the credit rating of the securities issued by the US government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

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Variable and Floating Rate Notes

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may invest in variable and floating rate demand notes.

Variable rate master demand notes, in which a Series may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Series and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Series may demand payment of principal and accrued interest at any time. Although the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Series will be determined by the Manager under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Series' investment policies. In making such determinations, the Manager will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Series, the Series may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Series to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Series could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

If not rated, such instruments must be found by the Manager under guidelines established by the Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments. See “Appendix A — Description of Ratings” for a description of the rating symbols of S&P and Moody's.

Warrants

Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, and Delaware VIP International Series may purchase warrants and similar rights.

Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Series could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed-Delivery Securities

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take up to a month after the date of the purchase commitment, although in some cases it may take longer. The payment obligation and the interest rates that will be received are each fixed at the time the Series enters into the commitment and no interest accrues to the Series until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind Bonds

Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series, and Delaware VIP Investment Grade Series may acquire zero coupon bonds and payment-in-kind bonds.

The credit risk factors pertaining to lower-rated securities also apply to lower-rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Series will realize no cash until the cash payment date and, if the issuer defaults, the Series may obtain no return at all on its investment.

Zero coupon, deferred interest, and payment-in-kind bonds involve additional special considerations. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par values. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the

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Investment Strategies and Risks

issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Series will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Series until the cash payment date or until the bonds mature. Accordingly, during periods when a Series receives no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Series is not limited in the amount of its assets that may be invested in these types of securities.

Cybersecurity Risk

With the increased use of technologies such as the internet and the dependence on computer systems to perform necessary business functions, the Series and their service providers may have become more susceptible to operational and related risks through breaches in cybersecurity. A cybersecurity incident may refer to intentional or unintentional events that allow an unauthorized party to gain access to Series assets, customer data, or proprietary information, or cause a Series or Series service providers (including, but not limited to, the Manager, distributor, fund accountants, custodian, transfer agent, and financial intermediaries) to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (denial of services), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.

Any of these results could have a substantial adverse impact on a Series and its shareholders. For example, if a cybersecurity incident results in a denial of service, Series shareholders could lose access to their electronic accounts and be unable to buy or sell Series shares for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Series, such as trading, NAV calculation, shareholder accounting or fulfillment of Series share purchases and redemptions. Cybersecurity incidents could cause a Series or Series service provider to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude and could result in allegations that a Series or Series service provider violated privacy and other laws.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Series invests, counterparties with which a Series engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions and other parties. Risk management systems and business continuity plans seek to reduce the risks associated with cybersecurity in the event there is a cybersecurity breach, but there are inherent limitations in these systems and plans, including the possibility that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Furthermore, the Series do not control the cybersecurity systems and plans of the issuers of securities in which the Series invest or the Series' third party service providers or trading counterparties or any other service providers whose operations may affect the Series or their shareholders.

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust's business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers' own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust's third-party service providers could disrupt the Trust's operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust's third-party service providers may be adversely affected by significant disruption of the service providers' operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust's third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust's third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust's or its shareholders' confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust's third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust's third-party service providers use to service the Trust's operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust

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and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

IBOR Transition Risk

The London Interbank Offered Rate (“LIBOR”) is the average offered rate for various maturities of short-term loans between major international banks who are members of the British Bankers Association (“BBA”). LIBOR was a common benchmark interest rate index used to make adjustments to variable-rate loans and was used throughout global banking and financial industries to determine interest rates for a variety of borrowing arrangements and financial instruments (such as debt instruments and derivatives). Regulators in the United States and the United Kingdom alleged that certain banks engaged in manipulative acts in connection with their submissions to the BBA. LIBOR manipulation would raise the risk of a series of being adversely impacted if a series received a payment based upon LIBOR and such manipulation of LIBOR resulted in lower resets than would have occurred had there been no manipulation.

In addition to LIBOR, a series may have investments linked to other interbank offered rates (“IBORs”). Other IBORs, such as the Euro Overnight Index Average (EONIA), are also the subject of regulatory reform or discontinuation. Over the past several years, various regulators and industry bodies have worked together to identify alternative reference rates (“ARRs”) to replace LIBOR and assist with the transition to the new ARRs. The majority of LIBOR rates were phased out at the end of 2021. The most common tenors of USD LIBOR (overnight and 1-, 3-, 6- and 12- month) will cease publication as of June 30, 2023.

There remains uncertainty and risks related to converting certain longer-term securities and transactions to a new ARR. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a series invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. While some instruments tied to LIBOR or a similar rate may include a replacement rate in the event these rates are discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The cessation of LIBOR or similar rates could affect the value and liquidity of investments tied to these rates, especially those that do not include fallback provisions. The effect of a transition away from the IBORs may also result in a reduction in the effectiveness of certain hedging transactions and increased volatility in markets that currently rely on an IBOR to determine interest rates. The use of alternative reference rate products may also impact investment strategy performance. Due to the uncertainty regarding the future utilization of LIBOR and similar rates and the nature of any replacement rate, the potential effect of a transition away from these rates on a series or the financial instruments in which the series invests cannot yet be determined.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a series' investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent a series from executing advantageous investment decisions in a timely manner and could negatively impact the series' ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of a series.

Disclosure of Portfolio Holdings Information

Each Series has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Series' portfolio holdings monthly, with a 30-day lag, on each Series' website, delawarefunds.com/vip-literature. In addition, on a 10-day lag, we also make available on the website a month-end summary listing certain information, including the number of each Series' securities and top 10 securities by percentage of holdings. This information is available publicly to any and all shareholders free of charge once posted on the website or by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Series' shares, are generally treated similarly and are not provided with the Series' portfolio holdings in advance of when they are generally available to the public.

The Series may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Series are provided with the Series' portfolio holdings only to the extent necessary to perform services under agreements relating to the Series. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager's affiliates (Macquarie Investment Management Business Trust, Delaware Investments Fund Services Company, and the Distributor), the Series' independent registered public accounting firm, the Series' custodian, the Series' legal counsel, the Series' financial printer (DG3), and the Series' proxy voting service. These entities are obligated to keep such information confidential.

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Disclosure of Portfolio Holdings Information

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Series shares or in shares of the Series' portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Series, nor the Manager, nor sub-advisor, nor any affiliate, receives any compensation or consideration with respect to these agreements. To protect the shareholders' interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Trust's Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust's Chief Compliance Officer that, among other things, addresses the operation of the Trust's procedures concerning the disclosure of portfolio holdings information.

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Management of the Trust

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. Information on the Trust's Trustees and principal officers is provided below. The Trustees serve for indefinite terms until their mandatory retirement, resignation, death, or removal. Trustees who are not “interested persons” as defined by the 1940 Act are referred to as the “Independent Trustees”.

As of March 31, 2023, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Series.

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Shawn K. Lytle[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1970	President, Chief Executive Officer, and Trustee	President and Chief Executive Officer since August 2015 Trustee since September 2015	117	Macquarie Asset Management[3] (2015-Present)—Global Head of Public Investments (2019-Present); Head of Americas of Macquarie Group (2017-Present)	None
Independent Trustees
Jerome D. Abernathy 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	117	Stonebrook Capital Management, LLC (financial technology: macro factors and databases)—Managing Member (1993-Present)	None
Ann D. Borowiec 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1958	Trustee	Since March 2015	117	J.P. Morgan Chase & Co. (1987-2013)—Chief Executive Officer, Private Wealth Management (2011-2013)	Banco Santander International (2016-2019) Santander Bank, N.A. (2016-2019)
Joseph W. Chow 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1953	Trustee	Since January 2013	117

Private Investor (2011-Present); State Street Bank and Trust Company (1996-2011)—Executive Vice President of Enterprise Risk Management and Emerging Economies Strategy; and Chief Risk and Corporate Administration Officer

					None
H. Jeffrey Dobbs 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1955	Trustee	Since April 2019[4]	117	KPMG LLP (2002-2015)—Global Sector Chairman, Industrial Manufacturing (2010-2015)	TechAccel LLC (2015-Present) PatientsVoices, Inc. (2018-Present) Valparaiso University Board (2012-Present) Ivy Funds Complex (2019-2021)

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Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
John A. Fry 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1960	Trustee	Since January 2001	117	Drexel University—President (2010-Present)

Federal Reserve Bank of Philadelphia (2020-Present)

Kresge Foundation
(2018-Present)

FS Credit Real Estate Income Trust, Inc. (2018-Present)

vTv Therapeutics Inc. (2017-Present)

Community Health Systems (2004-Present)

Drexel Morgan & Co. (2015-2019)

Joseph Harroz, Jr. 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1967	Trustee	Since November 1998[4]	117

University of Oklahoma—President (2020-Present); Interim President (2019-2020); Vice President and Dean, College of Law (2010-2019)

Brookhaven Investments LLC (commercial enterprises) —Managing Member (2019-Present)

St. Clair, LLC (commercial enterprises) —Managing Member (2019-Present)

					OU Medicine, Inc. (2020-Present) Big 12 Athletic Conference (2019-Present) Valliance Bank (2007-Present) Ivy Funds Complex (1998-2021)

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Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Sandra A.J. Lawrence 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1957	Trustee	Since April 2019[4]	117	Children's Mercy Hospitals and Clinics (2005-2019) —Chief Administrative Officer (2016-2019)

Brixmor Property Group Inc. (2021-Present)

Sera Prognostics Inc. (biotechnology) (2021-Present)

Recology (resource recovery) (2021-Present)

Evergy, Inc., Kansas City Power & Light Company, KCP&L Greater Missouri Operations Company, Westar Energy, Inc. and Kansas Gas and Electric Company (related utility companies) (2018-Present)

National Association of Corporate Directors (2017-Present)

American Shared Hospital Services (medical device) (2017-2021)

Ivy Funds Complex (2019-2021)

Frances A. Sevilla-Sacasa 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Trustee	Since September 2011	117	Banco Itaú International—Chief Executive Officer (2012-2016); Bank America, U.S. Trust Private Wealth—President (2007-2008); U.S. Trust Corp.-—President & CEO (2005-2007)

Florida Chapter of National Association of Corporate Directors (2021-Present)

Callon Petroleum Company (2019-Present)

Camden Property Trust (2011-Present)

New Senior Investment Group Inc. (REIT) (2021)

Carrizo Oil & Gas, Inc. (2018-2019)

Thomas K. Whitford 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1956	Chair and Trustee	Trustee since January 2013 Chair since January 2023	117	PNC Financial Services Group (1983-2013)—Vice Chairman (2009-2013)	HSBC USA Inc. (2014-2022) HSBC North America Holdings Inc. (2013-2022)

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Management of the Trust

Name, Address, and Birth Year	Position(s) Held with the Trust	Length of Time Served[1]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Christianna Wood 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1959	Trustee	Since January 2019	117

Gore Creek Capital, Ltd.—Chief Executive Officer and President (2009-Present); Capital Z Asset Management—Chief Executive Officer (2008-2009); California Public Employees' Retirement System (CalPERS)—Senior Investment Officer of Global Equity (2002-2008)

The Merger Fund (2013-2021), The Merger Fund VL (2013-2021), WCM Alternatives: Event-Driven Fund (2013-2021), and WCM Alternatives: Credit Event Fund (2017-2021)

Grange Insurance (2013-Present)

H&R Block Corporation (2008-2022)

International Securities Exchange (2010-2018)

Vassar College Trustee (2006-2018)

Janet L. Yeomans 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1948	Trustee	Since April 1999	117	3M Company (1995-2012)—Vice President and Treasurer (2006-2012)	Temple University Hospital (since 2017) Pennsylvania State System of Higher Education (since 2018)

Officers	Position(s) Held with the Trust	Length of Time Served[1]	Principal Occupation(s) During the Past Five Years
David F. Connor[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	David F. Connor has served in various capacities at different times at MAM.
Daniel V. Geatens[5] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1972	Senior Vice President and Treasurer	Senior Vice President since December 2020; Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at MAM.
Richard Salus 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 1963	Senior Vice President and Chief Financial Officer	Senior Vice President and Chief Financial Officer since November 2006	Richard Salus has served in various capacities at different times at MAM.

1	“Length of Time Served” refers to the time since the Trustee or officer began serving one or more of the Trusts in the Delaware Funds complex.
2	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Manager.

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3

Macquarie Asset Management is the marketing name for certain companies comprising the asset management division of Macquarie Group, including the Series' Manager, principal underwriter, and transfer agent.

4	Includes time served on the Board of the Ivy Funds complex prior to the date when Ivy Funds joined the Delaware Funds complex.
5

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust.

The following table shows each Trustee's ownership of shares of the Series and of shares of all Delaware Funds as of December 31, 2022:

Name	Dollar Range of Equity Securities in the Series	Aggregate Dollar Range of Equity Securities* in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Shawn K. Lytle	None	Over $100,000
Independent Trustees
Jerome D. Abernathy	None	Over $100,000
Ann D. Borowiec	None	Over $100,000
Joseph W. Chow	None	Over $100,000
H. Jeffrey Dobbs	None	Over $100,000
John A. Fry	None	Over $100,000
Joseph Harroz, Jr.	None	Over $100,000
Sandra A.J. Lawrence	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Christianna Wood	None	Over $100,000
Janet L. Yeomans	None	Over $100,000

*	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from Delaware Funds for which he or she served as a Trustee for the Trust's last fiscal year. Only the Independent Trustees of the Trust receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from the Investment Companies in the Delaware Funds Complex[1]
Jerome D. Abernathy	$13,014	None	$406,000
Thomas L. Bennett[2]	$18,070	None	$566,000
Ann D. Borowiec	$13,332	None	$416,000
Joseph W. Chow	$12,541	None	$391,000
H. Jeffrey Dobbs	$12,522	None	$391,000
John A. Fry	$13,161	None	$411,000
Joseph Harroz, Jr.	$10,795	None	$361,000
Sandra A.J. Lawrence	$13,141	None	$411,000
Frances A. Sevilla-Sacasa	$12,462	None	$388,500
Thomas K. Whitford (Chair)[3]	$18,413	None	$576,000
Christianna Wood	$12,377	None	$386,000
Janet L. Yeomans	$12,695	None	$396,000

[1]

Each Independent Trustee/Director receives an annual retainer fee for serving as a Trustee/Director for the investment companies in the Delaware Funds by Macquarie family of funds (117 funds in the complex) for which they serve, plus certain meeting fees. The committee members, committee chairs, and Board Chair also receive retainers for their serving on such committees, serving as committee chair or serving as Board Chair, respectively. An Independent Trustee/Director may receive additional fees based on determination by the Board Chair and the Nominating and Corporate Governance Committee.

[2]	Thomas L. Bennett served as Board Chair until his retirement from the Board on December 31, 2022.
[3]	Thomas K. Whitford has been Board Chair since January 1, 2023.

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Management of the Trust

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise Delaware Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Size and Composition of Board: The Board is currently comprised of twelve Trustees. Eleven of the twelve are Independent Trustees. The Board comprises of Trustees with a variety of professional backgrounds and experiences. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date.

Qualifications of the Trustees: The Board has concluded that, based on each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee. In reaching its determination the Board, at the recommendation of the Nominating and Corporate Governance Committee, considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes, and skills. No one such factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's educational background; business, professional training or practice; public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations, and/or other life experiences; (ii) the ability to work effectively and collegially with other people; (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole; and (iv) the Trustee's willingness and ability to contribute to the Board's oversight and decision-making functions and provide the necessary skills to allow the Board to carry out its responsibilities. In addition to the table above, set forth below is a brief discussion of the specific experience, qualifications and skills of each Trustee that led the Board to conclude that he or she should serve as a Trustee.

Jerome D. Abernathy — Mr. Abernathy has extensive experience in the investment management industry. He has been the Managing Member of Stonebrook Capital Management, LLC (financial technology: macro factors and databases) since 1993 and has served in various roles including Chief Investment Officer and Managing Partner. Prior to that, Mr. Abernathy served as a Managing Director at Guggenheim Investments, Director of Research at Moore Capital Management, and as a trader and researcher at Morgan Stanley. He also has experience as a director of other corporate and not-for-profit boards. Mr. Abernathy received a B.S. in electrical engineering from Howard University and a Ph.D. in electrical engineering and computer science from the Massachusetts Institute of Technology. He has served on the Board since January 2019.

Ann D. Borowiec — Ms. Borowiec has extensive experience in the banking, and wealth management industry. She is currently a private investor. She was previously the Chief Executive Officer of Private Wealth Management at J.P. Morgan Chase & Co. from 2011 to 2013. During her 25 year career at J.P. Morgan, she served in a variety of senior roles including running the U.S. Private Bank, leading the global marketing team for Private Banking, and running Investor relations for J.P. Morgan Chase & Co. Ms. Borowiec began her career in public accounting. She also has experience as a director of other corporate and not-for-profit boards, including, among others, Santander Bank N.A., Banco Santander International and the New Jersey Symphony. Ms. Borowiec holds a B.B.A. from Texas Christian University and an M.B.A. from Harvard University. She has served on the Board since March 2015.

Joseph W. Chow — Mr. Chow has extensive experience in the banking and financial services industry, including investments, risk management and business strategy. Mr. Chow is currently a private investor. He was previously at State Street Bank and Trust Company where he held a number of positions between 1990 and 2011, including Executive Vice President of Enterprise Risk Management, Executive Vice President of Emerging Economies Strategy, and Chief Risk and Corporate Administration Officer. He also has experience as a director of other corporate and not-for-profit boards, including Hercules Technology Growth Capital, Inc. Mr. Chow holds a B.A. degree from Brandeis University and a M.C.P. (city planning) and a M.S in Management (finance) from the Massachusetts Institute of Technology. He has served on the Board since January 2013.

H. Jeffrey Dobbs — Mr. Dobbs has extensive experience in the global professional services industry. He is currently a private investor. Mr. Dobbs was the Global Chairman of the Industrial Manufacturing Sector at KPMG LLP from 2010 to 2015, where he was a partner from 2002 to 2015 and also served as the Global Lead Partner for a Fortune 5 global automotive company from 2003 to 2015. In these roles, he was responsible for the quality and client satisfaction of the strategic, operational, risk and compliance services provided to industrial manufacturing clients around the world. Prior to that, Mr. Dobbs was a partner at Arthur Andersen from 1988 to 2002, where he also served as the Kansas City Office Managing Partner. He has experience as a director of other corporate and not-for-profit boards. Mr. Dobbs holds a B.S. in accounting from Valparaiso University and is a retired Certified Public Accountant. He has served on the Board since April 2021. Prior to that, he served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

John A. Fry — Mr. Fry has extensive experience in higher education. Having served in senior management for three major institutions of higher learning, he has extensive experience overseeing areas such as finance, investments, risk-management, internal audit, and information technology. He has been the President of Drexel University since 2010. Prior to that he served as President of Franklin & Marshall College from 2002 to 2010, Executive Vice President of the University of Pennsylvania from 1995 to 2002, and as a management consultant for the higher education and non-profit sectors at Coopers & Lybrand's National Higher Education Consulting Practice from 1990 to 1995 and KPMG Peat Marwick from 1982 to 1990. He also has extensive experience as a director of other corporate and not-for-profit boards, including, among others, the Federal Reserve Bank of Philadelphia, the Kresge Foundation and FS Credit Real Estate Income Trust Inc. Mr. Fry holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. He has served on the Board since January 2001.

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Joseph Harroz, Jr. — Mr. Harroz has extensive experience in higher education. He has been the President of the University of Oklahoma since 2020. Prior to that he served as the Interim President from 2019 to 2020, Dean of the College of Law from 2010 to 2019, General Counsel from 1997 to 2019 and Vice President of Executive Affairs from 1994 to 1997. Mr. Harroz is a Managing Member of Brookhaven Investments LLC and St. Clair, LLC, each commercial enterprises, since 2019. He also has experience as a director of other corporate and not-for-profit boards, including OU Health, Inc., Big 12 Athletic Conference and Valliance Bank. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. He has been on the Board since April 2021 and prior to that on the Board of Trustees of the Ivy Funds from November 1998 to April 2021, serving as chair of that board for more than a decade.

Sandra A.J. Lawrence — Ms. Lawrence has extensive experience in the healthcare and financial services sectors. She is currently a private investor. Ms. Lawrence was Chief Administrative Officer and Executive Vice President of Children's Mercy Hospitals and Clinics from 2016 to 2019 and Chief Financial Officer and Executive Vice President from 2005 to 2016. Prior to that, she was Chief Financial Officer and Senior Vice President of Midwest Research Institute (MRI) from 2004 to 2005, Vice President and Administrator of Gateway, Inc. from 1998 to 2000, General Manager of Gateway's Kansas City operation from 1997 to 1998, Director of MRI's Statistics & Economics Center from 1995 to 1997, and President of Stern Brothers (investment bank) from 1992 to 1995. Mr. Lawrence also previously served as interim Chief Executive Officer of Frontier Medical Research, President and Chief Executive Officer of Global Packaging Solutions, Inc., and in various roles in commercial real estate development. She also has extensive experience as a director of other corporate, private, and not-for-profit boards. Ms. Lawrence holds a B.A. from Vassar College, an M.Arch from the Massachusetts Institute of Technology, and an M.B.A. from Harvard Business School. She has served on the Board since April 2021. Prior to that, she served on the Board of Trustees of the Ivy Funds from April 2019 to April 2021.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has extensive experience in banking and wealth management. She is currently a private investor and was CEO of Banco Itaú International, Miami, Florida, from April 2012 to December 2016. She served as Executive Advisor to the Dean of the University of Miami School of Business from August 2011 to March 2012, Interim Dean of the University of Miami School of Business from January 2011 to July 2011, President of U.S. Trust, Bank of America Private Wealth Management from July 2007 to December 2008, President and CEO of US Trust Company from early 2007 until June 2007, and President of US Trust Company from November 2005 until June 2007. She previously served in a variety of roles with Citigroup's private banking business, including President of Latin America Private Banking, President of Europe Private Banking, and Head of International Trust Business. She also has experience as a director of other corporate and not-for-profit boards. Ms. Sevilla-Sacasa holds a B.A. from the University of Miami and an M.B.A from the Thunderbird School of Global Management. She has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has extensive experience in the banking and financial services industry. He is currently a private investor. He was the Vice Chairman of PNC Financial Services Group from 2009 to 2013. Prior to that, he held a number of other leadership positions at PNC, including Chairman of National City Bank (responsible for PNC's integration of National City Corporation) from 2008 to 2009, Chief Administrative Officer from 2007 to 2008, Chief Risk Officer from 2002 to 2007, Chief Executive Officer of PNC's Wealth Management business from 1997 to 2001 and other positions from 1983 to 1997. He also has previous experience as a director of other corporate and not-for-profit boards, including among others, HSBC North America Holdings Inc., HSBC Finance Corporation, Longwood Gardens and The Barnes Foundation. Mr. Whitford holds a B.S. from the University of Massachusetts and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Whitford has served on the Board since January 2013 and chair since January 2023.

Christianna Wood — Ms. Wood has extensive portfolio management experience in the institutional investment management industry. She has been the President and Chief Executive Officer of Gore Creek Capital, Ltd. since 2009. Prior to that she served as the Chief Executive Officer of Capital Z Asset Management (one of the largest independent sponsors of hedge funds) from 2008 to 2009 and as the Senior Investment Officer of Global Equity of the California Public Employees' Retirement System (CalPERS) (the largest public pension plan in the United States) from 2002 to 2008. At CalPERS, in addition to the responsibility for their $150 billion global equity portfolio, Ms. Wood also had oversight responsibilities for CalPERS corporate governance program and ESG strategies. She has extensive experience as a non-executive director of numerous corporate and not-for-profit boards. Ms. Wood received a B.A. in economics from Vassar College and an M.B.A. in finance from New York University. Ms. Wood was a 2018 Harvard University Advanced Leadership Fellow. She has served on the Board since January 2019.

Janet L. Yeomans — Ms. Yeomans has extensive broad-based financial experience, including global financial risk management, investments, and mergers and acquisitions. She is currently a private investor. Ms. Yeomans was previously Vice President and Treasurer of 3M, a multinational conglomerate, from 1995 to 2012 where she was responsible for funding global operations, managing the investment of employee benefit assets and advising the Board on financial related matters. Prior to that, Ms. Yeomans managed the Investment Technology Group at Interactive Data Corporation and was an econometric consultant at Data Resources, Inc. Ms. Yeomans served as an adjunct professor of IT Governance at Temple University's Fox School of Business in 2016. She also has experience as a director of other corporate and not-for-profit boards, including, the Minnesota State Board of Investment, Temple University Hospital and the Pennsylvania State System of Higher Education. Ms. Yeomans holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology, and an M.B.A. from the University of Chicago. She has served on the Board since April 1999.

Shawn K. Lytle — Mr. Lytle has approximately 30 years of experience in the investment management industry. He has been the Global Head of Macquarie Asset Management since January 2019 and Head of Americas - Macquarie Group since December 2017 and he is responsible for all aspects of the firm's business. He joined the firm as President of Macquarie Asset Management - Americas in 2015. Prior to that time, Mr. Lytle served in various executive management, investment management, and distribution positions at two major banking institutions. He holds a B.A. degree from The McDonough School of Business at Georgetown University. Mr. Lytle serves on the board of directors of the National Association of Securities Professionals (NASP), the

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Management of the Trust

Sustainability Accounting Standards Board, and he is a member of the board of governors for the Investment Company Institute (ICI). In November 2017, Mr. Lytle was named to the Black Enterprise list of “Most Powerful Executives in Corporate America.”

Board Leadership Structure: The Board has overall responsibility for the oversight of the Series. The Chair of the Board is an Independent Trustee and the Chair of each Committee of the Board is an Independent Trustee. The Board has five standing Committees: Audit Committee, Nominating and Corporate Governance Committee, Equity Investments Committee, Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee, and Committee of Independent Trustees/Directors. The role of the Chair of the Board is to preside at all meetings of the Board, to act as a liaison with service providers, fund officers, legal counsel and other Trustees generally between meetings and to actively develop meeting agendas. The Chair of each Committee performs a similar role with respect to the Committee. The Chair of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee, respectively, from time to time.

The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The committee currently consists of the following Independent Trustees: Frances Sevilla-Sacasa, Chair; H. Jeffrey Dobbs; and Sandra A. J. Lawrence. The Audit Committee held six meetings during the Trust's last fiscal year.

Nominating and Corporate Governance Committee: This committee is responsible for nominating Trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The committee currently consists of the following Independent Trustees: Ann D. Borowiec, Chair; John A. Fry; Joseph Harroz, Jr.; and Thomas K. Whitford (ex officio). The Nominating and Corporate Governance Committee held five meetings during the Trust's last fiscal year.

The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Funds at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Series would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Series shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the committee in evaluating the recommendation.

In evaluating nominees, the committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

Investments Committees: Each of the Investments Committees works to assist the Board in the oversight, monitoring, and evaluation of Series performance, investment related risks and other related matters, meet with the investment management team representatives of the Series from time to time to discuss investment performance and investment process and perform such other functions as may be delegated to it from time to time by the Board.

The Equity Investments Committee currently consists of the following Independent Trustees: Joseph W. Chow, Chair; Jerome D. Abernathy; H. Jeffrey Dobbs; and Christianna Wood. The Equity Investments Committee held four meetings during the Trust's last fiscal year.

The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee consists of the following Independent Trustees: Janet L. Yeomans, Chair; Jerome D. Abernathy; Sandra A.J. Lawrence; and Christianna Wood. The Fixed Income, Multi-Asset and Sub-advised Fund Investments Committee held four meetings during the Trust's last fiscal year.

Committee of Independent Trustees/Directors: This committee oversees the approval process of the Series' advisory and distribution agreements and arrangements, serves as a liaison between the Board and the Manager and the Series' Chief Compliance Officer and undertakes other responsibilities. The committee is comprised of all of the Trust's Independent Trustees. The Committee of Independent Trustees held four meetings during the Trust's last fiscal year.

Board Role in Risk Oversight: Investing in general and the operation of a Series involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Series. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, sub-advisers, the Series' Chief Compliance Officer, the Series' independent registered public accounting firm, counsel, and other parties, as appropriate, regarding risks faced by the Series and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Series resides with the Manager and other service providers to the Series. Although the risk management policies of the

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Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Series or the Manager, its affiliates or other service providers.

Code of Ethics

The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy

The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Series. If and when proxies need to be voted on behalf of the Series, the Manager and any Macquarie affiliates advising the Series (collectively, “Macquarie Asset Management Public Investments”) will vote such proxies pursuant to Macquarie Asset Management Public Investments' (“MPI”) Proxy Voting Policies and Procedures (the “Procedures”). MPI has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing MPI's proxy voting process for the Series. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow MPI to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

In order to facilitate the actual process of voting proxies, MPI has contracted with proxy advisory firms to analyze proxy statements on behalf of the Series and MPI's other clients and provide MPI with research recommendations on upcoming proxy votes in accordance with the Procedures. The Committee is responsible for overseeing the proxy advisory firms' services. If a proxy has been voted for the Series, the proxy advisory firm will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawarefunds.com/proxy; and (ii) on the

Commission's website at http://www.sec.gov.

When determining whether to invest in a particular company, one of the factors MPI may consider is the quality and depth of the company's management. As a result, MPI believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, MPI's votes are cast in accordance with the recommendations of the company's management. However, MPI may vote against management's position when it runs counter to MPI's specific Proxy Voting Guidelines (the “Guidelines”), and MPI will also vote against management's recommendation when MPI believes such position is not in the best interests of the Series.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote for management or shareholder proposals to reduce supermajority vote requirements, taking into account: ownership structure; quorum requirements; and vote requirements; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis; (iv) generally vote re-incorporation proposals on a case-by-case basis; (v) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; (vi) generally vote for proposals requesting that a company report on its policies, initiatives, oversight mechanisms, and ethical standards related to social, economic, and environmental sustainability, unless company already provides similar reports through other means or the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative guidelines or a similar standard; and (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Because the Trust has delegated proxy voting to MPI, the Series are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, MPI does have a section in its Procedures that addresses the possibility of conflicts of interest. Most of the proxies which MPI receives on behalf of its clients are voted in accordance with the Procedures. Since the Procedures are pre-determined by the Committee, application of the Procedures by MPI's portfolio management teams when voting proxies after reviewing the proxy and research provided by the proxy advisory firms should in most instances adequately address any potential conflicts of interest. If MPI becomes aware of a conflict of interest in an upcoming proxy vote, the proxy vote will generally be referred to the Committee or the Committee's delegates for review. If the portfolio management team for such proxy intends to vote in accordance with the proxy advisory firm's recommendation pursuant to our Procedures, then no further action is needed to be taken by the Committee. If MPI's portfolio management team is considering voting a proxy contrary to the proxy advisory firm's research recommendation under the Procedures, the Committee or its delegates will assess the proposed vote to determine if it is reasonable. The Committee or its delegates will also assess whether any business or other material relationships between MPI and a portfolio company (unrelated to the ownership of the portfolio company's securities) could have influenced an inconsistent vote on that company's proxy. If the Committee or its delegates determines that the proposed proxy vote is unreasonable or unduly influenced by a conflict, the portfolio management team will be required to vote the proxy in accordance with the proxy advisory firm's research recommendation or abstain from voting.

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Investment Manager and Other Service Providers

Investment Manager

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, furnishes investment management services to the Series, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust. In the course of discharging its non-portfolio management duties under the advisory contract, the Manager may delegate to affiliates.

Together, the Manager and the other subsidiaries of Macquarie Management Holdings, Inc. (“MMHI”) manage, as of February 28, 2023, approximately $184.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Macquarie Asset Management” is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.

The Series' Investment Management Agreement (“Investment Management Agreement”) may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Series, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreement, the Series shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Series Name	Management Fee (annual rate as a percentage of average daily net assets)
Delaware VIP Opportunity Series	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on next $1.5 billion 0.60% on assets in excess of $2.5 billion
Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, and Delaware VIP Total Return Series	0.65% on the first $500 million 0.60% on the next $500 million 0.55% on next $1.5 billion 0.50% on assets in excess of $2.5 billion
Delaware VIP Limited Duration Bond Series and Delaware VIP Investment Grade Series	0.50% on the first $500 million 0.475% on the next $500 million 0.45% on next $1.5 billion 0.425% on assets in excess of $2.5 billion
Delaware VIP International Series	0.85% on the first $500 million 0.80% on the next $500 million 0.75% on the next $1.5 billion 0.70% on assets in excess of $2.5 billion

During the last three fiscal years, the Series paid the following investment management fees to the Manager:

Series	December 31, 2022	December 31, 2021	December 31, 2020
Delaware VIP Fund for Income Series	$523,189 paid $84,972 waived	$626,360 paid $0 waived	$626,560 paid $35,774 waived
Delaware VIP Growth Equity Series	$662,405 paid $15,562 waived	$794,506 paid $0 waived	$593,903 paid $28,395 waived
Delaware VIP Growth and Income Series	$3,154,165 paid $0 waived	$3,249,871 paid $0 waived	$2,824,811 paid $0 waived
Delaware VIP Opportunity Series	$583,253 paid $78,718 waived	$693,857 paid $42,336 waived	$547,745 paid $99,286 waived
Delaware VIP Limited Duration Bond Series	$109,655 paid $134,651 waived	$136,696 paid $93,033 waived	$149,932 paid $83,204 waived

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Series	December 31, 2022	December 31, 2021	December 31, 2020
Delaware VIP International Series	$1,536,525 paid $205,817 waived	$1,893,339 paid $215,459 waived	$1,301,496 paid $264,556 waived
Delaware VIP Total Return Series	$302,589 paid $87,513 waived	$365,976 paid $54,161 waived	$334,468 paid $101,307 waived
Delaware VIP Investment Grade Series	$220,937 paid $107,315 waived	$286,391 paid $52,568 waived	$296,821 paid $68,440 waived

Except for those expenses borne by the Manager under the Investment Management Agreement, and the Distributor under the Distribution Agreement, each Series is responsible for all of its own expenses. Among others, such expenses include each Series' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Sub-Advisors

The Manager has entered into Sub-Advisory Agreements on behalf of certain of the Series, as described below, with MIMAK, Macquarie Investment Management Europe Limited (“MIMEL”), and MIMGL, each of which is an affiliate of the Manager (the “Affiliated Sub-Advisors”).

MIMAK serves as the investment sub-advisor for Delaware VIP Total Return Series. MIMAK, located at Kaerntner Strasse 28, 1010 Vienna, Austria, is an affiliate of the Manager and a part of Macquarie Asset Management (MAM). As of February 28, 2023, MAM managed more than $364.4 billion in assets for institutional and individual clients. The Manager has entered into a separate sub-advisory agreement with MIMAK to serve as principal sub-advisor for Delaware VIP Total Return Series with primary responsibility for the day-to-day management of the Series' portfolio and compensates MIMAK out of the investment advisory fees it receives from Delaware VIP Total Return Series. Although MIMAK serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. In addition to the services MIMAK provides to Delaware VIP Total Return Series, and although the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMAK's specialized market knowledge.

MIMEL, located at 28 Ropemaker Street, London, England, is an affiliate of the Manager and a part of MAM. Although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMEL's specialized market knowledge.

MIMGL serves as the investment sub-advisor for Delaware VIP Growth and Income Series. MIMGL, located at 50 Martin Place, Sydney, Australia, is an affiliate of the Manager and a part of MAM. The Manager has entered into a separate sub-advisory agreement with MIMGL to serve as principal sub-advisor for Delaware VIP Growth and Income Series with primary responsibility for the day-to-day management of the Series' portfolio and compensates MIMGL out of the investment advisory fees it receives from Delaware VIP Growth and Income Series. Although MIMGL serves as sub-advisor to Delaware VIP Growth and Income Series, the Manager has ultimate responsibility for all investment advisory services. In addition to the services MIMGL provides to Delaware VIP Growth and Income Series, and although MIMAK serves as sub-advisor to Delaware VIP Total Return Series and the Manager has principal responsibility for the Manager's portion of the Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, and Delaware VIP Investment Grade Series, (i) in the case of Delaware VIP Fund for Income Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize MIMGL's specialized market knowledge; (ii) in the case of Delaware VIP Opportunity Series, Delaware VIP International Series, Delaware VIP Growth Equity Series and Delaware VIP Total Return Series, the Manager may seek quantitative support from MIMGL and the Manager may permit MIMGL to execute Series security trades on behalf of the Manager; and (iii) in the case of Delaware VIP Total Return Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.

Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Series. During the Series' last fiscal year, the Manager did not pay compensation to the Affiliated Sub-Advisors for services rendered under the Sub-Advisory Agreements, except as shown below.

For the last fiscal year, the Manager has paid MIMAK the following investment sub-advisory fees (shown on an aggregated basis):

12/31/22
Delaware VIP Total Return Series	$63,241

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Investment Manager and Other Service Providers

The investment sub-advisory fees (shown on an aggregated basis) paid to MIMAK as a percentage of the Series' average daily net assets were as follows:

12/31/22
Delaware VIP Total Return Series*	0.14%

*	The annualized investment sub-advisory fee for the Fund is calculated as a percentage of the average daily net assets of the Fund managed by the sub-advisor.

For the last fiscal year, the Manager has paid MIMGL the following investment sub-advisory fees (shown on an aggregated basis):

12/31/22
Delaware VIP Growth and Income Series	$966,430
Delaware VIP Total Return Series	$33,361

The investment sub-advisory fees (shown on an aggregated basis) paid to MIMGL as a percentage of the Series' average daily net assets were as follows:

12/31/22
Delaware VIP Growth and Income Series*	0.20%
Delaware VIP Total Return Series*	0.07%

*	The annualized investment sub-advisory fee for the Fund is calculated as a percentage of the average daily net assets of the Series managed by the sub-advisor.

Distributor

The Distributor, Delaware Distributors, L.P., located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, serves as the national distributor of the Series' shares under a Distribution Agreement dated May 15, 2003, as amended and restated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectuses for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as the national distributor for the Delaware Funds. The Board annually reviews fees paid to the Distributor.

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, and serves as the Series' shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement. The Transfer Agent is an indirect subsidiary of MMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Funds. The Transfer Agent is paid a fee by the Series for providing these services consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Series will pay, such compensation monthly. Omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Series. The Transfer Agent's compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Series has authorized, in addition to the Transfer Agent, one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Series. For purposes of pricing, each Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Series. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Series or payment of redemptions. The proceeds of this investment program are used to offset the Series' transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), 240 Greenwich Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series' NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Series pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. DIFSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series' pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Series NAVs and performance data. For these services, the Series pay DIFSC an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses, and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Funds on a relative NAV basis.

During the last three fiscal years, the Series paid the following amounts to BNY Mellon for fund accounting and financial administration services:

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Series	Fiscal year ended December 31, 2020	Fiscal year ended December 31, 2021	Fiscal year ended December 31, 2022
Delaware VIP Fund for Income Series	$48,459	$47,176	$37,538
Delaware VIP Growth Equity Series	$47,782	$50,484	$45,660
Delaware VIP Growth and Income Series	$92,652	$98,299	$91,082
Delaware VIP Opportunity Series	$45,368	$46,695	$42,612
Delaware VIP Limited Duration Bond Series	$39,767	$38,452	$31,587
Delaware VIP International Series	$57,068	$63,162	$56,440
Delaware VIP Total Return Series	$42,564	$42,118	$33,505
Delaware VIP Investment Grade Series	$43,613	$42,236	$33,092

During the last three fiscal years, the Series paid the following amounts to DIFSC for fund accounting and financial administration services:

Series	Fiscal year ended December 31, 2020	Fiscal year ended December 31, 2021	Fiscal year ended December 31, 2022
Delaware VIP Fund for Income Series	$7,295	$7,358	$14,647
Delaware VIP Growth Equity Series	$7,121	$8,269	$8,486
Delaware VIP Growth and Income Series	$18,844	$21,457	$21,956
Delaware VIP Opportunity Series	$6,493	$7,226	$7,677
Delaware VIP Limited Duration Bond Series	$5,025	$4,952	$10,646
Delaware VIP International Series	$9,413	$11,767	$12,384
Delaware VIP Total Return Series	$5,758	$5,789	$12,477
Delaware VIP Investment Grade Series	$6,030	$5,996	$12,538

Securities Lending Agent

The Board has approved each Series' participation in a securities lending program. Under the securities lending program, BNY Mellon serves as the Series' securities lending agent (“Securities Lending Agent”).

For the fiscal year ended December 31, 2022, the Series did not earn income or pay any fees and/or compensation pursuant to the Lending Agreement between the Trust with respect to the Series and the Securities Lending Agent.

Custodian

BNY Mellon is the custodian of each Series' securities and cash. As custodian for the Series, BNY Mellon maintains a separate account or accounts for each Series; receives, holds, and releases portfolio securities on account of each Series; receives and disburses money on behalf of each Series; and collects and receives income and other payments and distributions on account of each Series' portfolio securities. BNY Mellon also serves as the Series' custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

Portfolio Managers

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2022 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Bradley M. Klapmeyer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	6 1 9	$6.6 billion $12.1 million $227.4 million	0 0 1	$0 $0 $27.8 million
Bradley D. Angermeier Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	6 1 5	$6.6 billion $12.1 million $191.9 million	0 0 0	$0 $0 $0
Francis X. Morris Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 17	$8.8 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Christopher S. Adams Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 17	$8.8 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Michael S. Morris Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 17	$8.8 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Donald G. Padilla Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 17	$8.8 billion $0 $1.2 billion	0 0 0	$0 $0 $0
David E. Reidinger Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	7 0 17	$8.8 billion $0 $1.2 billion	0 0 0	$0 $0 $0
Michael G. Wildstein Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	8 9 11	$2.6 billion $921.3 million $6.9 billion	0 0 1	$0 $0 $435.7 million
Wayne A. Anglace Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	8 4 25	$11.0 billion $828.0 million $4.4 billion	0 0 0	$0 $0 $0
Kashif Ishaq Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	6 1 1	$2.4 billion $24.5 million $14.9 million	0 0 0	$0 $0 $0
Adam H. Brown Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	11 3 5	$5.2 billion $410.7 million $188.2 million	0 0 0	$0 $0 $0
John P. McCarthy Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 2 5	$5.2 billion $399.0 million $188.2 million	0 0 0	$0 $0 $0

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	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
J. David Hillmeyer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	13 5 61	$17.8 billion $1.2 billion $10.0 billion	0 0 1	$0 $0 $435.7 million
Daniela Mardarovici Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	13 2 53	$17.5 billion $915.0 million $7.4 billion	0 0 0	$0 $0 $0
Jens Hansen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 6 7	$2.4 billion $1.9 billion $1.8 billion	0 0 0	$0 $0 $0
Klaus Petersen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 6 7	$2.4 billion $1.9 billion $1.8 billion	0 0 0	$0 $0 $0
Claus Juul Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 6 7	$2.4 billion $1.9 billion $1.8 billion	0 0 0	$0 $0 $0
Åsa Annerstedt Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 6 7	$2.4 billion $1.9 billion $1.8 billion	0 0 0	$0 $0 $0
Allan Saustrup Jensen Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	9 6 7	$2.4 billion $1.9 billion $1.8 billion	0 0 0	$0 $0 $0
Christopher Gowlland Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	10 0 1	$2.5 billion $0 $82.4 million	0 0 0	$0 $0 $0
Aaron D. Young Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	21 0 0	$7.5 billion $0 $0	0 0 0	$0 $0 $0
Stefan Löwenthal Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	22 64 17	$7.7 billion $2.3 billion $1.6 billion	0 0 0	$0 $0 $0
Jürgen Wurzer Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	22 64 17	$7.7 billion $2.3 billion $1.6 billion	0 0 0	$0 $0 $0
Benjamin Leung Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	20 38 29	$3.9 billion $8.8 billion $24.8 billion	0 11 6	$0 $3.8 billion $2.0 billion

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Portfolio Managers

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Scot Thompson Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	20 38 29	$3.9 billion $8.8 billion $24.8 billion	0 11 6	$0 $3.8 billion $2.0 billion

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to each Series and the investment action for each such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Series. Additionally, the management of multiple funds or accounts and a Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Some of the accounts managed by the portfolio managers as set forth in the table above may have performance-based fees. This compensation structure presents a potential conflict of interest because a portfolio manager has an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager's compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus - International Value Equity Portfolio Manager (Gowlland). Fixed remuneration takes into consideration the role of individuals and market conditions. Remuneration is reviewed on a yearly basis in February/March and takes effect from April 1 of that year. Aggregate staff profit share is linked to Macquarie Group's profitability and return on ordinary equity, with the allocation of individual profit share being based on factors including contribution to profit, use of capital, funding and risk. Macquarie Group operates profit share retention arrangements for employees meeting certain pay thresholds, to ensure an appropriate balance between short and longer-term incentives. Compensation is not directly based on the pre or post tax performance of the Series over a certain period. However, performance of the Series may be one factor taken into account in determining compensation.

Bonus - Global Value Equity Portfolio Managers (Hansen, Petersen, Annerstedt, Jensen, Juul). Fixed remuneration is determined by the individual's skills, contribution to Macquarie Group Limited's (MGL) success and competitor analysis to attract and retain the highest caliber staff. Performance based remuneration is in the form of profit share which is discretionary in nature and truly variable. Performance-based profit share is allocated to MGL businesses and, in turn, to individuals based on performance. Performance is primarily assessed based on relative contribution to profits while taking into account capital usage and risk management. This results in businesses and individuals being motivated to increase earnings and to use shareholder funds efficiently, consistent with prudent risk-taking. The Global Value Equity team is a separate profit center within MGL, and they receive a portion of the profits generated by the Global Value Equity Business. Performance assessment and profit share split is a function of many aspects; these are listed below in decreasing order of significance:

•
Profitability of the funds managed. As revenue is generated from the management fees, profitability is a function of the assets under;

•
Performance of equity funds excess to benchmark and relative to peers over 1-, 3-, and 5- years;

•
Research quality and efficiency;

•
Product development initiative; and

•
Overall business unit profitability.

In addition, other qualitative measures are used in assessing individual performance, such as: how business is done, governance and compliance, long-term sustainability, people leadership, and adherence to MGL's goals and values. Staff are motivated to work co-operatively given that their profit share will reflect MGL's overall performance, the relative performance of their business and their individual contribution. MGL endorses profit share retention whereby a proportion is retained and notionally invested in underlying assets/funds the individual is responsible for to align employees' interests with those of the wider business.

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Bonus - Fixed Income Portfolio Managers (Brown, McCarthy, Hillmeyer, Mardarovici, Wildstein, Ishaq, Anglace). An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors and objective factors. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the applicable Series' Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) or Morningstar, Inc. (“Morningstar”) peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the bonus is discretionary as determined by Macquarie Asset Management and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Bonus - U.S. Core Equity Portfolio Managers (F. Morris, C. Adams, M. Morris, D. Padilla, D. Reidinger). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - Ivy Equity Boutique Portfolio Managers (Angermeier, Klapmeyer). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio managers manage. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant products and the investment management team) creates the “bonus pool” for the products. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Morningstar peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - MIMAK Portfolio Managers (Lowenthal, Wurzer) and Young. Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributors generally having the largest share. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Bonus - MIMGL Portfolio Managers (Leung, Thompson). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Macquarie Asset Management Public Investments Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

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Portfolio Managers

Macquarie Asset Management Public Investments Notional Investment Plan - A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within MAM Funds pursuant to the terms of the Macquarie Asset Management Public Investments Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of the employee).

Macquarie Group Employee Retained Equity Plan - A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all similarly situated employees.

Ownership of Series Shares

As of December 31, 2022, the portfolio managers did not beneficially own any shares of the Series.

Trading Practices and Brokerage

The Manager selects broker/dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Series. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Series either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price), which is the economic equivalent of a commission. When a commission is paid, the Series pay reasonable brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Series pays a minimal share transaction cost when the transaction presents no difficulty.

During the last three fiscal years, the aggregate dollar amounts of brokerage commissions paid by the Series were as follows:

Series	12/31/20	12/31/21	12/31/22
Delaware VIP Fund for Income Series	$0	$0	$0
Delaware VIP Growth Equity Series	$27,208	$22,728	$37,109
Delaware VIP Growth and Income Series	$108,594	$155,273	$78,633
Delaware VIP Opportunity Series	$21,151	$15,981	$15,951
Delaware VIP Limited Duration Bond Series	$0	$111	$543
Delaware VIP International Series	$55,565	$79,483	$36,358
Delaware VIP Total Return Series	$21,900	$17,129	$9,308
Delaware VIP Investment Grade Series	$0	$0	$0

Subject to applicable requirements, such as seeking best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analysis; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Series' Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Series paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager that constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as a Series is not

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disadvantaged, other than the potential for additional commissions/equivalents, portfolio transactions that generate commissions or their equivalent can be allocated to broker/dealers that provide services directly or indirectly to a Series and/or to other Delaware Funds. Subject to best execution, commissions/equivalents allocated to brokers providing such services may or may not be generated by the funds receiving the service. In such instances, the commissions/equivalents would be used for the advantage of a Series or other funds and not for the advantage of the Manager.

During the fiscal year ended December 31, 2022, portfolio transactions of the Series in the amounts listed below, resulting in brokerage commissions in the amounts listed below were directed to brokers for brokerage and research services provided:

Series	Portfolio Transactions Amounts	Brokerage Commissions
Delaware VIP Fund for Income Series	$0	$0
Delaware VIP Growth Equity Series	$187,666,795	$16,129
Delaware VIP Growth and Income Series	$240,836,067	$46,658
Delaware VIP Opportunity Series	$34,396,102	$8,548
Delaware VIP Limited Duration Bond Series	$0	$0
Delaware VIP International Series	$0	$0
Delaware VIP Total Return Series	$19,310,284	$4,092
Delaware VIP Investment Grade Series	$0	$0

As of December 31, 2022, the Series held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers' parents. If no information is shown for a Series, the Series did not hold securities of its regular broker/dealers as of the end of its fiscal year.

Fund	Name of Broker/Dealer	Market Value of Aggregate Holdings
Delaware VIP Total Return Series	Bank of America Corp. Evercore Inc.	$73,080 $56,285

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will meet the requirement to seek best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

The Series have the authority to participate in a commission recapture program. Under the program and subject to seeking best execution as described above, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of the Series. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

Capital Structure

Capitalization

The Trust currently has authorized, and allocated to each Class of each Series, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust's registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shareholders do not have preemptive rights. All shares of a Series represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the plan for Service Class shares under Rule 12b-1 (the “Plan”). General expenses of the Series will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Service Class's Rule 12b-1 Plan will be allocated solely to that class.

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Capital Structure

Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund. Effective May 1, 2002, the name of each Series was changed to incorporate the new name of the Delaware VIP® Trust.

The initial public offering date for the Delaware VIP Value, Delaware VIP High Yield, and Delaware VIP Limited-Term Diversified Income Series was July 28, 1988. The initial public offering date for Delaware VIP Smid Cap Core Series (formerly, Delaware VIP Smid Cap Growth Series until April 28, 2017 and formerly Delaware VIP Growth Opportunities until January 21, 2010) was July 2, 1991. Delaware VIP International Value Equity Series commenced operations on October 29, 1992. Delaware VIP Small Cap Value commenced operations on December 27, 1993. The initial public offering date for Delaware VIP Emerging Markets Series was May 1, 1997. Delaware VIP REIT Series commenced operations on May 4, 1998. Delaware VIP U.S. Growth Series commenced operations on November 15, 1999.

Delaware VIP Devon Series merged into Delaware VIP Value Series on April 25, 2003. Delaware VIP Diversified Income Series commenced operations on May 19, 2003. On May 1, 2017, Delaware VIP Smid Cap Growth Series changed its name to Delaware VIP Smid Cap Core Series and transitioned to a diversified small- and medium-sized core style of investing.

On July 19, 2019, the Series were established within the Trust and commenced operations on October 4, 2019.

Delaware VIP International Value Equity Series merged into Delaware VIP International Series on December 11, 2020.

Delaware VIP Special Situations Series merged into Delaware VIP Small Cap Value Series on April 28, 2023.

Delaware VIP Equity Income Series merged into Delaware VIP Growth and Income Series on April 28, 2023.

Noncumulative Voting

The Trust's shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

Purchasing and Redemption of Shares and Offering Price

Purchasing Shares

Each Series reserves the right to refuse the purchase side of an exchange request by any person or group if, in the Manager's judgment, the Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Purchase exchanges may be restricted or refused if a Series receives or anticipates simultaneous orders affecting significant portions of the Series' assets.

Plan under Rule 12b-1

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted the Plan for Service Class shares of the Delaware VIP International, Delaware VIP Total Return, Delaware VIP Fund for Income Series and Delaware VIP Investment Grade Series. The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

The maximum aggregate fee payable by the Trust under the Plan, and the Trust's Distribution Agreement, on an annual basis, is 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers, and others for providing personal service and/or maintaining shareholder accounts).

While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust's Independent Trustees, who may reduce the fees or terminate the Plan at any time.

All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

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The Plan and the Distribution Agreement, as amended, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class's outstanding voting securities. Any amendment materially increasing the percentage payable under the Plan must likewise be approved by a majority vote of the Service Class's outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.” Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust's Independent Trustees who have no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of the Trust's Independent Trustees must be made by the Trust's existing Independent Trustees who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

For the fiscal year ended December 31, 2022, the Service Class of each Series paid the Distributor the following amounts pursuant to the Plan: $326 (Delaware VIP Fund for Income Series); $2,513 (Delaware VIP International Series); $27 (Delaware VIP Investment Grade Series); and $35 (Delaware VIP Total Return Series). From these totals, the following amounts were used by the Distributor for the following purposes:

Series/Service Class	Advertising	Broker Trails[1]	Wholesaler Expenses	Totals
Delaware VIP Fund for Income Series	$0	$269	$0	$269
Delaware VIP International Series	$0	$2,101	$0	$2,101
Delaware VIP Investment Grade Series	$0	$0	$0	$0
Delaware VIP Total Return Series	$0	$32	$3	$35

1

The broker trail amounts listed in this row are principally based on payments made to broker/dealers monthly. However, certain broker/dealers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Redeeming Shares

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued pursuant to the Trust's Valuation Procedures. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Series is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Series' NAV during any 90-day period for any one shareholder.

Offering Price

The offering price of shares is the NAV per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4:00 pm, Eastern time, on days when the NYSE is open for business (“Business Day”). The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time by which purchase and redemption orders must be effected in order to receive a Business Day's NAV and the time at which such orders are processed and shares are priced may change in case of an emergency declared by the SEC or, if regular trading on the NYSE is stopped, at a time other than the regularly scheduled close of the NYSE. When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed until the Series' next Business Day.

The NAV per share for each share class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining the Series' total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial MBS, and US government

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Purchasing and Redemption of Shares and Offering Price

agency MBS, pricing vendors utilize matrix pricing, which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Forward foreign currency contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Manager under the oversight of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. On behalf of a Series, the Manager may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Manager (on behalf of the Series) may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to US dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value by the Manager as determined in good faith and pursuant to procedures approved by the Board.

Each class of the Series will bear, pro rata, all of the common expenses of that Series. The NAVs of all outstanding shares of each class of the Series will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Series represented by the value of shares of that class. All income earned and expenses incurred by the Series will be borne on a pro rata basis by each outstanding share of a class, based on each class's percentage in the Series represented by the value of shares of such class, except that the Standard Class shares will not incur any of the expenses under the Service Class's 12b-1 Plan and the Service Class shares alone will bear any 12b-1 Plan expenses payable under its 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Series will vary.

Distributions and Taxes

Distributions

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Series' net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Series to avoid incurring any material amounts of federal income or excise taxes.

Each Class of shares of a Series will share proportionately in the investment income and expenses of that Series, except that the Service Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of a Series at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash.

Taxes

The following is a summary of certain additional tax considerations generally affecting each Series (sometimes referred to as “the Series”). Because shares of the Series are sold, directly or indirectly, to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable contract.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Series and its shareholders. Any of these changes or court decisions may have a retroactive effect.

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This is for general information only and not tax advice. For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of the shares of the Series selected as an investment option. Holders of variable contracts should consult their own tax advisors for more information on their tax situation, including the possible applicability of federal, state, local, and foreign taxes.

Taxation of the Series. The Series has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Series so qualifies, the Series will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Series must satisfy the following requirements:

•
Distribution Requirement — the Series must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Series after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Series must satisfy the following asset diversification test at the close of each quarter of the Series' tax year: (1) at least 50% of the value of the Series' assets must consist of cash and cash items, US government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Series has not invested more than 5% of the value of the Series' total assets in securities of an issuer and as to which the Series does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Series' total assets may be invested in the securities of any one issuer (other than US government securities or securities of other regulated investment companies) or of two or more issuers which the Series controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Series for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Series' ability to satisfy these requirements. See, “Tax Treatment of Series Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Series may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Series' income and performance.

The Series may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Series uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Series shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Series' allocation is improper and that the Series has under-distributed its income and gain for any taxable year, the Series may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Series fails to satisfy the Distribution Requirement, the Series will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Series' income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Series will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Series may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Series, if any, do not flow through to shareholders. Rather, the Series may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Series has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Series' net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Series' next taxable year, and the excess (if any) of the Series' net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series' next taxable year. Any such net capital losses of the Series that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Series in succeeding taxable years.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Series. An ownership change generally results when shareholders owning 5% or more of the Series increase their aggregate holdings by more than 50% over a 3-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the

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Distributions and Taxes

Series' ability to offset capital gains with those losses. An increase in the amount of gains distributed to the Series' shareholders could result from an ownership change. The Series undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another Series. Moreover, because of circumstances beyond the Series' control, there can be no assurance that the Series will not experience, or has not already experienced, an ownership change. Additionally, if the Series engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Series of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Series, or vice versa, thereby reducing the tax benefits Series shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series' taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Series distributions for any calendar year (see, “Taxation of Series Distributions — Distributions of capital gains” below). A “qualified late year loss” includes:

(i)

any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)

the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Series may retain or distribute to shareholders its net capital gain for each taxable year. The Series currently intends to distribute net capital gains. If the Series elects to retain its net capital gain, the Series will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Series elects to retain its net capital gain, it is expected that the Series also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Series on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% nondeductible excise tax, the Series must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Series intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Series having to pay an excise tax. However, in any calendar year in which the investment made by the Manager and its affiliates in the Series does not exceed $250,000, the Series may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Series that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.

Foreign income tax. Investment income received by the Series from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Series. The US has entered into tax treaties with many foreign countries that entitle the Series to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Series will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Series may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Series not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Series on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known. Under certain circumstances, the Series may elect to pass-through foreign taxes paid by the Series to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts. The Series intends to comply with the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders (rather than the insurance company) will be treated for federal income tax purposes as the taxable

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owners of the assets held by the segregated asset accounts. If the contract holder is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract holder's gross income. The Series intends to comply with these diversification requirements.

Section 817(h) of the Internal Revenue Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the Series must either (a) satisfy the Asset Diversification Test and have no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (b) have no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For the purposes of clause (b), all securities of the same issuer are considered a single investment, and while each US government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political sub-divisions all will be considered the same issuer. Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Series. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if -

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All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and

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Public access to such investment company is available exclusively through the purchase of a variable contract.

As provided in their offering documents, all the beneficial interests in the Series is held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Series (and any corresponding regulated investment company such as a fund-of-funds that invests in the Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), a pro rata portion of each asset of the Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

For a variable contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract holder. Accordingly, a contract holder should not have an impermissible level of control over the Series' investment in any particular asset so as to avoid the prohibition on investor control. If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder's gross income with the variable contract being characterized as a mere “wrapper.” The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder's control of the investments of the segregated asset account may cause the contract holder, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account, and is likely to issue additional rulings in the future. It is not known what standards will be set forth in any such rulings or when, if at all, these rulings may be issued.

The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Series and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Series reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Series. All investment decisions concerning the Series must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holder may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Series.

The IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control” over a segregated asset account's investments in funds such as the Series, and such guidance could affect the treatment of the Series, including retroactively. In the event that additional rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described, or that the Series will not have to change its investment objectives or investment policies. The Series' investment objective and investment policies may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Series.

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Distributions and Taxes

Taxation of Series Distributions. The Series anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of net investment income. The Series receives ordinary income generally in the form of dividends and/or interest on its investments. The Series may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Series, constitutes the Series' net investment income from which dividends may be paid to the separate account. In the case of the Series whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to the separate account may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “— Dividends-received deduction for corporations.”

Distributions of capital gains. The Series may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributed as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributed as long-term capital gain. Any net short-term or long-term capital gain realized by the Series (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Series.

Returns of capital. Distributions by the Series that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in its Series shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Series shares. Return of capital distributions can occur for a number of reasons including, among others, the Series over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Series Transactions — Investments in US REITs” below).

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Series may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Series from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-through of foreign tax credits. If more than 50% of the Series' total assets at the end of a fiscal year is invested in foreign securities, the Series may elect to pass through to its shareholders their pro rata share of foreign taxes paid by the Series. If this election is made, the Series may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income, or to claim a foreign tax credit for these taxes against their US federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Series due to certain limitations that may apply. The Series reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Series. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Series Transactions — Securities lending” below.

Tax credit bonds. If the Series holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Series may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Series. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017. Even if the Series is eligible to pass through tax credits to shareholders, the Series may choose not to do so.

Consent dividends. The Series may utilize the consent dividend provisions of section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Series' shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Series Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Series.

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In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund's investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on US exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund's transactions in other derivatives instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivatives instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund's investments in derivatives and foreign currency-denominated instruments, and the fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results

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Distributions and Taxes

from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund's ordinary income distributions to shareholders, and may cause some or all of the fund's previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to US federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in US REITs. A US REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a US REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the US REIT's current and accumulated earnings and profits. Capital gain dividends paid by a US REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity US REIT's cash flow may exceed its taxable income. The equity US REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a US REIT is operated in a manner that fails to qualify as a REIT, an investment in the US REIT would become subject to double taxation, meaning the taxable income of the US REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the US REIT's current and accumulated earnings and profits. Also, see, “Tax Treatment of Series Transactions — Investment in taxable mortgage pools (excess inclusion income)” below with respect to certain other tax aspects of investing in US REITs.

Investment in non-US REITs. While non-US REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-US REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-US REIT is located. A fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-US REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-US REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Series — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-US REIT under rules similar to those in the US, which tax foreign persons on gain realized from dispositions of interests in US real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund's income from a US REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in US federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a US REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of

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testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Series.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Series investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will not qualify for the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the US federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of US federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, and capital gain dividends may differ from the rules for US federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Series.

Tax Consequences To Contract Holders. Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable variable contract.

Performance Information

To obtain the Series' most current performance information, please call 800 523-1918 or visit our website at delawarefunds.com/vip-performance.

Performance quotations represent the Series' past performance and should not be considered as representative of future results. The Series will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable US securities laws, as they may be revised from time to time by the SEC.

Financial Statements

PricewaterhouseCoopers LLP (“PwC”), which is located at 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Series' Annual Reports. The Series' Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and

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Financial Statements

Notes to Financial Statements, as well as the reports of PwC, for the fiscal year ended December 31, 2022, are included in the Series' Annual Reports to shareholders. The financial statements and Financial Highlights, the notes relating thereto and the reports of PwC listed above are incorporated by reference from the Annual Reports into this SAI.

Principal Holders

The Series' classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Shareholders (i.e., the insurance company separate accounts) will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, shareholders do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares. Moreover, to the extent that contract holders do not provide voting instructions to a shareholder, the shareholder will generally vote such contract holders' shares in the same proportion as the votes received from other contract holders (so called “echo voting”). The effect of this proportional voting is that a small number of contract holders may determine the outcome of a vote.

As of March 31, 2023, the Manager believes the following shareholders held of record 5% or more of the outstanding shares of each class of the Series of the Trust. The Manager has no knowledge of beneficial ownership of the Trust's shares.

As detailed below, a single shareholder may hold, either directly or indirectly, 25% or more of the shares of a particular Series (or a class of the Series) and is therefore considered a “control person” of the Series (or class of the Series) for purposes of the 1940 Act. As a control person, such shareholder may possess the ability to control the outcome of matters submitted to the vote of the shareholders.

Series	Name and Address of Account	Percentage
Delaware VIP Fund for Income Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	52.80%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	11.40%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	14.79%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	17.38%
Delaware VIP Fund for Income Series Service Class	RIVERSOURCE LIFE INSURANCE CO 707 2ND AVE S ROUTING 5889 MINNEAPOLIS MN 55402	98.43%
Delaware VIP Growth Equity Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	47.44%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	17.34%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	18.50%

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Series	Name and Address of Account	Percentage
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	16.71%
Delaware VIP Growth and Income Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	73.18%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	5.91%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	13.39%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	7.53%
Delaware VIP Opportunity Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	28.57%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	26.25%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	16.47%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	17.96%
	MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C 4350 WESTOWN PKWY WEST DES MOINES IA 50266-1144	10.76%
Delaware VIP Limited Duration Bond Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	33.90%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	16.17%

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Principal Holders

Series	Name and Address of Account	Percentage
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	26.58%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	23.34%
Delaware VIP International Series Standard Class	TIAA CREF LIFE SEPARATE ACCOUNT VA-1 LIFE INSURANCE CO 8500 ANDREW CARNEGIE BLVD # E3/N6 CHARLOTTE NC 28262-8500	24.18%
	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	49.42%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	7.08%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	5.86%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	9.42%
	RIVERSOURCE LIFE INSURANCE CO 707 2ND AVE S ROUTING 5889 MINNEAPOLIS MN 55402	25.88%
Delaware VIP International Series Service Class	GREAT-WEST LIFE & ANNUITY FBO VARIABLE ANNUITY 2 SMARTTRACK 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	40.74%
	GREAT-WEST LIFE & ANNUITY FBO COLI VUL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111	31.33%
Delaware VIP Total Return Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	19.02%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	21.57%

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Series	Name and Address of Account	Percentage
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	23.42%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	35.71%
Delaware VIP Total Return Series Service Class	MACQUARIE INVESTMENT MANAGEMENT ADVISERS ATTN RICK SALUS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103-7007	100.00%
Delaware VIP Investment Grade Series Standard Class	FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE LIFE INSURANCE SEPARATE ACCOUNT B 40 WALL ST NEW YORK NY 10005	36.63%
	FIRST INVESTORS LIFE SEPARATE ACCOUNT E 40 WALL ST NEW YORK NY 10005	13.51%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C 40 WALL ST NEW YORK NY 10005	27.29%
	FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D 40 WALL ST NEW YORK NY 10005	22.57%
Delaware VIP Investment Grade Series Service Class	MACQUARIE INVESTMENT MANAGEMENT ADVISERS ATTN RICK SALUS 100 INDEPENDENCE 610 MARKET STREET 7TH FLOOR PHILADELPHIA PA 19103-7007	100.00%

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Appendix A — Description of Ratings

Corporate Obligation Ratings

Moody's Investment Grade

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

Moody's Below Investment Grade

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

Investment Grade

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

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C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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PART C
(Delaware VIP® Trust)
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 99

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:
	(a)	Articles of Incorporation.
(1)

Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) of Delaware VIP Trust (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

			(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.
			(ii)	Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 51 filed July 8, 2009.
			(iii)	Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.
			(iv)	Executed Certificate of Amendment (May 21, 2015) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
		(2)	Executed Certificate of Trust (December 17, 1998) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.
			(i)	Executed Certificate of Amendment (November 26, 2002) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
			(ii)	Executed Certificate of Amendment (December 3, 2003) to the Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(b)	By-Laws. Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.
	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a) and (b).
	(d)	Investment Advisory Contracts.
(1)

Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Macquarie Investment Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 53 filed February 12, 2010.

			(i)	Executed Amendment No. 6 (April 7, 2021) to Exhibit A of the Investment Management Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
(2)

Executed Investment Advisory Expense Limitation Letter (April 2023) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Registrant attached as Exhibit No. EX-99.d.2.

(3)

Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.d.3.

(i)

Executed Amendment No. 2 to Schedule 1 of the Sub-Advisory Agreement (Fixed Income) (November 12, 2021) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.d.3.i.

(4)

Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.d.4.

(i)

Form of Amendment No. 3 to Schedule 1 to Sub-Advisory Agreement (Delaware Fixed Income Funds) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) attached as Exhibit No. EX-99.d.4.i.

(5)

Executed Sub-Advisory Agreement (Equity) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust) incorporated into this filing by reference to Post-Effective Amendment No. 83 filed April 29, 2020.

(6)

Executed Amended and Restated Sub-Advisory Agreement (January 29, 2021) between Macquarie Investment Management Austria Kapitalanlage AG and Delaware Management Company incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.

	(e)	Underwriting Contracts.
		(1)	Distribution Agreements.
(i)

Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.

			(ii)	Executed Amendment No. 5 (April 7, 2021) to Schedule I to the Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
	(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.
(1)

Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed February 13, 2009.

		(i)	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
		(ii)	Executed Amendment No. 2 (July 1, 2017) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.
		(iii)	Executed Amendment No. 4 (July 19, 2019) to Mutual Fund Custody and Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.
		(iv)	Executed Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.iv.
		(v)	Executed Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.v.
(2)

Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 56 filed April 15, 2011.
		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 55 filed April 29, 2010.
(h)	Other Material Contracts.
(1)

Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

		(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.
		(ii)	Executed Amendment No. 5 (April 7, 2021) to Schedule A to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.
		(iii)	Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iii.
(iv)

Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(2)

Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)

Executed Amendment No. 1 (July 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

		(ii)	Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.ii.
		(iii)	Executed Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.iii.
		(iv)	Executed Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement attached as Exhibit No. EX-99.h.2.iv.
(3)

Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed April 30, 2014.

(i)

Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.

(ii)

Executed Amendment No. 1 (September 1, 2017) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 73 filed April 27, 2018.

(iii)

Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Oversight Agreement incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.

(i)	Legal Opinion.
	(1)	Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.
(2)

Opinion and Consent of Counsel (July 19, 2019) with respect Delaware VIP Fund for Income Series, Delaware VIP Growth Equity Series, Delaware VIP Growth and Income Series, Delaware VIP Opportunity Series, Delaware VIP Limited Duration Bond Series, Delaware VIP International Series, Delaware VIP Total Return Series and Delaware VIP Investment Grade Series incorporated into this filing by reference to Post-Effective Amendment No. 79 filed July 19, 2019.

(3)

Opinion and Consent of Counsel (September 18, 2020) with respect to Service Class shares of Delaware VIP International Series incorporated into this filing by reference to Post-Effective Amendment No. 90 filed September 18, 2020.

(4)

Opinion and Consent of Counsel (March 2022) with respect to Service Class shares of Delaware VIP Fund for Income Series incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.

	(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (April 2023) attached as Exhibit No. EX-99.j.
	(k)	Omitted Financial Statements. Not applicable.
	(l)	Initial Capital Agreements. Not applicable.
	(m)	Rule 12b-1 Plan.
(1) Plan under Rule 12b-1 for Service Class (April 19, 2001) (formerly, Delaware Group Premium Fund) incorporated into this filing by reference to Post-Effective Amendment No. 58 filed April 27, 2012.
	(n)	Rule 18f-3 Plan.
(1) Multiple Class Plan Pursuant to Rule 18f-3 (May 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed April 30, 2015.
	(o)	Reserved.
	(p)	Codes of Ethics.
(1)

Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie® and Optimum Fund Trust (September 8, 2020) incorporated into this filing by reference to Post-Effective Amendment No. 91 filed April 29, 2021.

(2) Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG (June 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
(3) Code of Ethics for Macquarie Investment Management Europe Limited (March 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
(4) Code of Ethics for Macquarie Investment Management Global Limited (February 18, 2021) incorporated into this filing by reference to Post-Effective Amendment No. 92 filed December 9, 2021.
	(q)	Other.
(1) Powers of Attorney (January 20, 2022) incorporated into this filing by reference to Post-Effective Amendment No. 97 filed March 11, 2022.
Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.
Item 30.

Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.  Article VI of the Amended and Restated By-Laws (April 1, 2015) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed April 28, 2016.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Macquarie Investment Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Funds by Macquarie® (the “Delaware Funds”) (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Enhanced Global Dividend and Income Fund, Ivy Funds, Ivy Variable Insurance Portfolios, and Delaware Ivy High Income Opportunities Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Funds.

The Manager, located at 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354, is a series of Macquarie Investment Management Business Trust (a Delaware statutory trust), which is a subsidiary of MMHI. MMHI is a wholly owned subsidiary of Macquarie Group Limited. Information on the directors and officers of the Manager set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference. The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisors for the series of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisors for the specified series of the Registrant

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), located at Kaerntner Strasse 28, 1010 Vienna, Austria serves as a sub-advisor to the Delaware VIP Fund for Income Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series. MIMAK is an affiliate of the Manager and a part of MAM. Information on the directors and officers of MIMAK set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-113118) is incorporated into this filing by reference.

Macquarie Investment Management Europe Limited (MIMEL), located at 28 Ropemaker Street, London, England, serves as a sub-advisor to the Delaware VIP Fund for Income Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series and Delaware VIP Total Return Series. MIMEL is an affiliate of the Manager and a part of MAM. Information on the directors and officers of MIMEL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-111954) is incorporated into this filing by reference.

Macquarie Investment Management Global Limited (MIMGL), located at 50 Martin Place, Sydney, Australia, serves as a sub-advisor to the Delaware Emerging Markets Series, Delaware VIP Fund for Income Series, Delaware VIP Growth and Income Series, Delaware Growth Equity Series, Delaware VIP International Series, Delaware VIP Investment Grade Series, Delaware VIP Limited Duration Bond Series, Delaware VIP Opportunity Series, Delaware VIP Small Cap Value Series, Delaware VIP Total Return Series. MIMGL is an affiliate of the Manager and a part of MAM. Information on the directors and officers of MIMGL set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-106854) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.
	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Funds and the Optimum Fund Trust.
(b)

Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investments Distribution Partner, Inc.	Limited Partner	None
David Brenner	Executive Vice President/Global Head of Digital, Data and Platforms/Chief Strategy Officer/Executive Director	Executive Vice President/Global Head of Digital, Data and Platforms/Chief Strategy Officer/Executive Director
Neil Siegel	Executive Vice President/Global Head of Marketing and Product/Executive Director	Executive Vice President/Global Head of Marketing and Product/Executive Director
Christopher Calhoun	Senior Vice President/Head of Retail Client Experience/Division Director	Senior Vice President/Head of Retail Client Experience/Division Director
Anthony G. Ciavarelli	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director
David F. Connor	Senior Vice President/General Counsel/Secretary/Division Director	Senior Vice President/ General Counsel/Secretary
Michael E. Dresnin	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary/Division Director
Jamie Fox	Senior Vice President/ Divisional Sales Manager, CSG Americas/Division Director	None
Daniel V. Geatens	Senior Vice President/Head of US Fund Administration/Division Director	Senior Vice President/Head of US Fund Administration/Division Director
Robert T. Haenn	Senior Vice President/Channel Head-Strategic Relationship, CSG Americas/Division Director	Senior Vice President/Channel Head-Strategic Relationship, CSG Americas/Division Director
Jerel A. Hopkins	Senior Vice President/Assistant Secretary/Division Director	Senior Vice President/Assistant Secretary/Division Director
Eric S. Kleppe	Senior Vice President/Head of Public Markets Relationship Management, CSG Americas/Division Director	None
Michael Q. Mahoney	Senior Vice President/DD, TA & Intermediary Services/Division Director	Senior Vice President/DD, TA & Intermediary Services/Division Director
Susan L. Natalini	Senior Vice President/ Chief Operating Officer Equity and Fixed Income/Division Director	Senior Vice President/Chief Operations Officer – Equity and Fixed Income Investments
Richard Salus	Senior Vice President/ Global Head of Fund Services/Division Director	Senior Vice President/Chief Financial Officer
William Speacht	Senior Vice President/Chief Compliance Officer/Division Director	Senior Vice President/Chief Compliance Officer
Emilia P. Wang	Senior Vice President/Associate General Counsel /Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel /Assistant Secretary/Division Director
Kathryn R. Williams	Senior Vice President/Deputy General Counsel/Assistant Secretary/Division Director	Senior Vice President/Associate General Counsel/Assistant Secretary
Joel A. Ettinger	Vice President/Associate Director	Vice President/Taxation
Stephen Hoban	Vice President/Controller/Chief Financial Officer/Treasurer/ Associate Director	None
Earthen Johnson	Vice President/Associate General Counsel/Assistant Secretary/Associate Director	Vice President/Associate General Counsel/Assistant Secretary
Konstantine C. Mylonas	Vice President/Senior Relationship Manager, CSG Americas/Associate Director	None
Stephen R. Shamet	Vice President/Channel Head-Strategic Relationship, CSG Americas/Associate Director	None

Barry J. Slawter	Vice President/Retail Marketing & Content Strategy/Senior Manager	None
Augustas Baliulis	Assistant Vice President/Associate General Counsel/Senior Manager	Assistant Vice President/Associate General Counsel/Senior Manager
Aaron Buser	Assistant Vice President/Attorney/Associate Director	Assistant Vice President/Attorney/Associate Director
Debra J. Lenzner	Assistant Vice President/Head of Legal Administration	Assistant Vice President/Head of Legal Administration
Ross Oklewicz	Assistant Vice President/Associate Director	Assistant Vice President/Associate Director
Antoinette C. Robbins	Senior Compliance Officer/Assistant Anti-Money Laundering Officer/Senior Manager	None
Alexander Lenoir	Anti-Money Laundering Officer/Division Director	Anti-Money Laundering Officer

(c) Not applicable.
Item 33.

Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Investments Fund Services Company and Delaware Distributors, L.P. (100 Independence, 610 Market Street, Philadelphia, PA 19106-2354); BNY Mellon Investment Servicing (US) Inc. (Delaware Funds by Macquarie Service Center, Attention: 534437, 500 Ross Street, 154-0520, Pittsburgh, PA 15262); and The Bank of New York Mellon (240 Greenwich Street, New York, NY 10286-0001).

Item 34.	Management Services. None.
Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of April, 2023.

DELAWARE VIP TRUST

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	April 28, 2023
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	April 28, 2023
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	April 28, 2023
Ann D. Borowiec

Joseph W. Chow	*	Trustee	April 28, 2023
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	April 28, 2023
H. Jeffrey Dobbs

John A. Fry	*	Trustee	April 28, 2023
John A. Fry

Joseph Harroz, Jr.	*	Trustee	April 28, 2023
Joseph Harroz, Jr.

Sandra A.J. Lawrence	*	Trustee	April 28, 2023
Sandra A.J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	April 28, 2023
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	April 28, 2023
Thomas K. Whitford

Christianna Wood	*	Trustee	April 28, 2023
Christianna Wood

Janet L. Yeomans	*	Trustee	April 28, 2023
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	April 28, 2023
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware VIP® Trust N-1A)

Exhibit No.	Exhibit
EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (April 2023) from Delaware Management Company (a series of Macquarie Investment Management Business Trust) relating to the Registrant
EX-99.d.3

Executed Sub-Advisory Agreement (Fixed Income) (May 30, 2019) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)

EX-99.d.3.i

Executed Amendment No. 2 to Schedule 1 of the Sub-Advisory Agreement (Fixed Income) (November 12, 2021) between Macquarie Investment Management Europe Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)

EX-99.d.4

Executed Sub-Advisory Agreement (Delaware Fixed Income Funds) (May 30, 2019) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)

EX-99.d.4.i

Form of Amendment No. 3 to Schedule 1 to Sub-Advisory Agreement (Delaware Fixed Income Funds) between Macquarie Investment Management Global Limited and Delaware Management Company (a series of Macquarie Investment Management Business Trust)

EX-99.g.1.iv	Executed Amendment No. 5 (December 31, 2021) to Mutual Fund Custody and Services Agreement
EX-99.g.1.v	Executed Amendment No. 6 (December 31, 2021) to Mutual Fund Custody and Services Agreement
EX-99.h.1.iii	Executed Amended and Restated Schedule B (June 25, 2022) to the Shareholder Services Agreement
EX-99.h.2.ii	Executed Amendment No. 2 (October 11, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.2.iii	Executed Amendment No. 3 (December 31, 2021) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.h.2.iv	Executed Amendment No. 4 (January 31, 2022) to Amended and Restated Fund Accounting and Financial Administration Services Agreement
EX-99.j	Consent of Independent Registered Public Accounting Firm (April 2023)